Registration No. 33-15489
File No. 811-5225

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC  20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       /X/

       PRE-EFFECTIVE AMENDMENT NO. ___                        / /

       POST-EFFECTIVE AMENDMENT NO. 37                       /X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   ACT OF 1940                                       /X/

       Amendment No. 40                              /X/

OPPENHEIMER QUEST FOR VALUE FUNDS
-------------------------------------------------------------------
(Exact Name of Registrant as Specified in Charter)

Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
(Address of Principal Executive Offices)

(212) 323-0200
-------------------------------------------------------------------
(Registrant's Telephone Number)

Andrew J. Donohue
OppenheimerFunds, Inc.
Two World Trade Center, New York, New York 10048-0203
-------------------------------------------------------------------
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

       / / Immediately upon filing pursuant to paragraph (b)

       / / On                      pursuant to paragraph (b)

       / / 60 days after filing pursuant to paragraph (a)(1)

       /X/ On December 16, 1996 pursuant to paragraph (a)(1)

       / / 75 days after filing pursuant to paragraph (a) (2)

       / / On _________, pursuant to paragraph (a)(2)

             of Rule 485.
-------------------------------------------------------------------
   Registrant has registered an indefinite number of shares under the Securities Act of 1933 pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940. A Rule 24f-2 Notice for the Registrant's fiscal year ended October 31, 1996, will be filed no later than December
 , 1996.

OPPENHEIMER QUEST FOR VALUE FUNDS
FORM N-1A
Cross Reference Sheet

Oppenheimer Quest Small Cap Value Fund*, a series of the Registrant

Part A of
Form N-1A
Item No.            Prospectus Heading
---------           ------------------


1                   Cover Page
2                   Expenses; A Brief Overview of the Fund
3                   Financial Highlights; Performance of the Fund
4                   Front Cover Page; Investment Objective and Policies
5                   Expenses; How the Fund is Managed; Back Cover
5A                  Performance of the Fund
6                   How the Fund is Managed - Organization and History;
                    Dividends, Capital Gains and Taxes; The Transfer Agent
7                   How to Buy Shares; Special Investor Services; How to Sell
                    Shares; How to Exchange Shares; Service Plan For Class A
                    Shares; Distribution and Service Plans for Class B Shares
                    and Class C Shares; Shareholder Account Rules and Policies
8                   Special Investor Services; How to Sell Shares; How to
                    Exchange Shares
9                   **

Part B of
Form N-1A
Item No.            Heading in Statement of Additional Information
---------           ----------------------------------------------
10                  Cover Page
11                  Cover Page
12                  **
13                  Investment Objective and Policies; Other Investment
                    Techniques and Strategies; Other Investment Restrictions
14                  How the Fund is Managed - Trustees and Officers of the
                    Trust
15                  How the Fund is Managed - Major Shareholders
16                  How the Fund is Managed; Distribution and Service   Plans;
                    Additional Information about the Fund
17                  How the Fund is Managed
18                  Additional Information about the Fund
19                  About Your Account - How to Buy Shares, How to Sell
                    Shares, How to Exchange Shares
20                  Dividends, Capital Gains and Taxes
21                  How the Fund is Managed; Additional Information About the
                    Fund - The Distributor; Distribution and Service Plans
22                  Performance of the Fund
23                  Financial Statements
________________________

*      Not being filed with this Post-Effective Amendment No. 37
**     Not applicable or negative answer.

OPPENHEIMER QUEST FOR VALUE FUNDS
FORM N-1A
Cross Reference Sheet

Oppenheimer Quest Growth & Income Value Fund*,
a series of the Registrant
Part A of
Form N-1A
Item No.            Prospectus Heading
---------           ------------------

1                   Cover Page
2                   Expenses; A Brief Overview of the Fund
3                   Financial Highlights; Performance of the Fund
4                   Front Cover Page; Investment Objective and Policies
5                   Expenses; How the Fund is Managed; Back Cover
5A                  Performance of the Fund
6                   How the Fund is Managed - Organization and History;
                    Dividends, Capital Gains and Taxes; The Transfer Agent
7                   How to Buy Shares; Special Investor Services; How to Sell
                    Shares; How to Exchange Shares; Service Plan For Class A
                    Shares; Distribution and Service Plans for Class B Shares
                    and Class C Shares; Shareholder Account Rules and Policies
8                   Special Investor Services; How to Sell Shares; How to
                    Exchange Shares
9                   **

Part B of
Form N-1A
Item No.            Heading in Statement of Additional Information
---------           ----------------------------------------------
10                  Cover Page
11                  Cover Page
12                  **
13                  Investment Objective and Policies; Other Investment
                    Techniques and Strategies; Other Investment Restrictions
14                  How the Fund is Managed - Trustees and Officers of the
                    Trust
15                  How the Fund is Managed - Major Shareholders
16                  How the Fund is Managed; Distribution and Service   Plans;
                    Additional Information about the Fund
17                  How the Fund is Managed
18                  Additional Information about the Fund
19                  About Your Account - How to Buy Shares, How to Sell
                    Shares, How to Exchange Shares
20                  Dividends, Capital Gains and Taxes
21                  How the Fund is Managed; Additional Information About the
                    Fund - The Distributor; Distribution and Service Plans
22                  Performance of the Fund
23                  Financial Statements
________________________

*      Not being filed with this Post-Effective Amendment No. 37
**     Not applicable or negative answer.

OPPENHEIMER QUEST FOR VALUE FUNDS
FORM N-1A
Cross Reference Sheet

Oppenheimer Quest Opportunity Value Fund*, a series of the Registrant

Part A of
Form N-1A
Item No.            Prospectus Heading
---------           ------------------

1                   Cover Page
2                   Expenses; A Brief Overview of the Fund
3                   Financial Highlights; Performance of the Fund
4                   Front Cover Page; Investment Objective and Policies
5                   Expenses; How the Fund is Managed; Back Cover
5A                  Performance of the Fund
6                   How the Fund is Managed - Organization and History;
                    Dividends, Capital Gains and Taxes; The Transfer Agent
7                   How to Buy Shares; Special Investor Services; How to Sell
                    Shares; How to Exchange Shares; Service Plan For Class A
                    Shares; Distribution and Service Plans for Class B Shares
                    and Class C Shares; Shareholder Account Rules and Policies
8                   Special Investor Services; How to Sell Shares; How to
                    Exchange Shares
9                   *

Part B of
Form N-1A
Item No.            Heading in Statement of Additional Information
---------           ----------------------------------------------
10                  Cover Page
11                  Cover Page
12                  *
13                  Investment Objective and Policies; Other Investment
                    Techniques and Strategies; Other Investment Restrictions
14                  How the Fund is Managed - Trustees and Officers of the
                    Trust
15                  How the Fund is Managed - Major Shareholders
16                  How the Fund is Managed; Distribution and Service   Plans;
                    Additional Information about the Fund
17                  How the Fund is Managed
18                  Additional Information about the Fund
19                  About Your Account - How to Buy Shares, How to Sell
                    Shares, How to Exchange Shares
20                  Dividends, Capital Gains and Taxes
21                  How the Fund is Managed; Additional Information About the
                    Fund - The Distributor; Distribution and Service Plans
22                  Performance of the Fund
23                  Financial Statements
________________________

*      Not applicable or negative answer.

OPPENHEIMER QUEST FOR VALUE FUNDS
FORM N-1A
Cross Reference Sheet

Oppenheimer Quest Officers Value Fund*,
a series of the Registrant
Part A of
Form N-1A
Item No.            Prospectus Heading
---------           ------------------

1                   Cover Page
2                   Expenses; A Brief Overview of the Fund
3                   Financial Highlights; Performance of the Fund
4                   Front Cover Page; Investment Objective and Policies
5                   Expenses; How the Fund is Managed; Back Cover
5A                  Performance of the Fund
6                   How the Fund is Managed - Organization and History;
                    Dividends, Capital Gains and Taxes; The Transfer Agent
7                   How to Buy Shares; Special Investor Services; How to Sell
                    Shares; How to Exchange Shares; Service Plan For Class A
                    Shares; Distribution and Service Plans for Class B Shares
                    and Class C Shares; Shareholder Account Rules and Policies
8                   Special Investor Services; How to Sell Shares; How to
                    Exchange Shares
9                   **

Part B of
Form N-1A
Item No.            Heading in Statement of Additional Information
---------           ----------------------------------------------
10                  Cover Page
11                  Cover Page
12                  **
13                  Investment Objective and Policies; Other Investment
                    Techniques and Strategies; Other Investment Restrictions
14                  How the Fund is Managed - Trustees and Officers of the
                    Trust
15                  How the Fund is Managed - Major Shareholders
16                  How the Fund is Managed; Distribution and Service   Plans;
                    Additional Information about the Fund
17                  How the Fund is Managed
18                  Additional Information about the Fund
19                  About Your Account - How to Buy Shares, How to Sell
                    Shares, How to Exchange Shares
20                  Dividends, Capital Gains and Taxes
21                  How the Fund is Managed; Additional Information About the
                    Fund - The Distributor; Distribution and Service Plans
22                  Performance of the Fund
23                  Financial Statements
________________________

*      Not being filed with this Post-Effective Amendment No. 37
**     Not applicable or negative answer.

Oppenheimer
Quest Opportunity Value Fund

Prospectus dated December 16, 1996


   Oppenheimer Quest Opportunity Value Fund is a mutual fund that seeks growth of capital over time through investments in a diversified portfolio of common stocks, bonds and cash equivalents, the proportions of which will vary based upon management's assessment of the relative values of each investment under prevailing market conditions. In an uncertain investment environment, the Fund may stress defensive investment methods. Please refer to "Investment Policies and Strategies" for more information about the types of securities in which the Fund invests and refer to "Investment Risks" for a discussion of the risks of investing in the Fund.


       This Prospectus explains concisely what you should know before investing in the Fund. Please read this Prospectus carefully and keep it for future reference. You can find more detailed information about the Fund in the December 16, 1996 Statement of Additional Information. For a free copy, call OppenheimerFunds Services, the Fund's Transfer Agent, at 1-800-525-7048, or write to the Transfer Agent at the address on the back cover. The Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated into this Prospectus by reference (which means that it is legally part of this Prospectus).


(OppenheimerFunds logo)


Shares of the Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the F.D.I.C. or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
SECURITIES
AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS
THE
SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

              ABOUT THE FUND

              Expenses
              A Brief Overview of the Fund
              Financial Highlights
              Investment Objective and Policies
              Investment Risks
              Investment Techniques and Strategies
              How the Fund is Managed
              Performance of the Fund



              ABOUT YOUR ACCOUNT
              How to Buy Shares
              Class A Shares
              Class B Shares
              Class C Shares
              Class Y Shares
              Special Investor Services
              AccountLink
              Automatic Withdrawal and Exchange Plans
              Reinvestment Privilege
              Retirement Plans
              How to Sell Shares
              By Mail
              By Telephone
              How to Exchange Shares
              Shareholder Account Rules and Policies
              Dividends, Capital Gains and Taxes

              Appendix A: Special Sales Charge Arrangements for Shareholders of the Former Quest for Value Funds

A B O U T  T H E  F U N D

Expenses

       The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services, and those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share. All shareholders therefore pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges and account transaction charges. The following tables are provided to help you understand your direct expenses of investing in the Fund and your share of the Fund's business operating expenses that you will bear indirectly. The numbers below are based on the Fund's expenses during its last fiscal year ended October 31, 1996.

       - Shareholder Transaction Expenses are charges you pay when you buy or sell shares of the Fund. Please refer to "About Your Account" from pages __ through __ for an explanation of how and when these charges apply.




                           Class                Class                Class               Class
                           A Shares             B Shares             C Shares            Y Shares
Maximum Sales Charge
 on Purchases
 (as a % of
  offering price)          5.75%                None                 None                None
--------------------------------------------------------------------------
Maximum Deferred Sales
Charge (as a % of
 the lower of the
 original offering
 price or redemption
  proceeds)                None(1)       5% in the first             1% if               None
                                         year, declining             redeemed
                                         to 1% in the                within 12
                                         sixth year                  months of
                                         and eliminated              purchase(2)
                                         thereafter(2)
--------------------------------------------------------------------------
Maximum Sales Charge
on Reinvested
Dividends                  None                 None                 None                None
--------------------------------------------------------------------------
Exchange Fee               None          None                        None                None


(1)If you invest $1 million or more ($500,000 or more for purchases by "Retirement Plans," as defined in "Class A Contingent Deferred Sales Charge" on page _____) in Class A shares, you may have to pay a sales charge of up to 1% if you sell your shares within 18 calendar months from the end of the calendar month during which you purchased those shares, depending upon when you purchased such shares. See "How to Buy Shares - Buying Class A Shares," below.

(2)See "How to Buy Shares - Buying Class B Shares" and "How to Buy Shares
- Buying Class C Shares," below, for more information on the contingent deferred sales charges.

       - Annual Fund Operating Expenses are paid out of the Fund's assets and represent the Fund's expenses of operating its business. For example, the Fund pays management fees to its investment adviser, OppenheimerFunds, Inc. (referred to in this Prospectus as the "Manager"). The rates of the Manager's fees are set forth in "How the Fund is Managed," below. The Fund has other regular expenses for services, such as transfer agent fees, custodial fees paid to the bank that holds the Fund's portfolio securities, audit fees and legal expenses. Those expenses are detailed in the Fund's Financial Statements in the Statement of Additional Information.

        Annual Fund Operating Expenses (As a Percentage of Average Net

     Assets)

<capton>
                                  Class A       Class B       Class C       Class Y
                                  Shares        Shares        Shares        Shares
---------------------------------------------------------
Management Fees                   ____%         ____%         ____%         ____%
----------------------------------------------------------
12b-1 Distribution
Plan Fees                         ____%         ____%         ____%         None
----------------------------------------------------------
Other Expenses                    ____%         ____%         ____%         ____%
----------------------------------------------------------
Total Fund
Operating Expenses                ____%         ___%          ____%         ____%


          The numbers in the chart above are based upon the Fund's expenses in its last fiscal year ended October 31, 1996. These amounts are shown as a percentage of the average net assets of each class of the Fund's shares for that year. The 12b-1 Distribution Plan Fees for Class A shares are service fees (the maximum fee is 0.25% of average annual net assets of that class), and the asset-based sales charge of 0.25% of the average annual net assets of that class. For Class B and Class C shares, the 12b-1 Distribution Plan Fees are the service fees of 0.25% of average annual net assets of the class, and the asset-based sales charge of 0.75% of the average annual net assets of the class. These plans are described in greater detail in "How to Buy Shares."

       The actual expenses for each class of shares in future years may be more or less than the numbers in the chart, depending on a number of factors, including the actual value of the Fund's assets represented by each class of shares. Class Y shares were not available during the fiscal year ended October 31, 1996. Accordingly, the Annual Fund Operating Expenses shown for Class Y shares are estimates based on amounts that would have been payable in that period assuming that Class Y shares were outstanding during such fiscal year.

       - Examples. To try to show the effect of these expenses on an investment over time, we have created the hypothetical examples shown below. Assume that you make a $1,000 investment in each class of shares of the Fund, that the Fund's annual return is 5%, that its operating expenses for each class are the ones shown in the Annual Fund Operating Expenses chart above and that Class B shares automatically convert into Class A shares six years after purchase. If you were to redeem your shares at the end of each period shown below, your investment would incur the following expenses by the end of 1, 3, 5 and 10 years:

                 1 year        3 years        5 years        10 years(1)
-------------------------------------------------------------
Class A Shares     $             $              $              $
Class B Shares     $             $              $              $
Class C Shares     $             $              $              $
Class Y Shares     $             $              $              $

       If you did not redeem your investment, it would incur the following expenses:

                   1 year        3 years        5 years        10 years(1)
-------------------------------------------------------------
Class A Shares         $             $              $              $
Class B Shares         $             $              $              $
Class C Shares         $             $              $              $
Class Y Shares         $             $              $              $

   (1) In the first example, expenses include the Class A initial sales charge and the applicable Class B or Class C contingent deferred sales charge. In the second example, Class A expenses include the initial sales charge, but Class B and Class C expenses do not include contingent deferred sales charges. The Class B expenses in years 7 through 10 are based on the Class A expenses shown above, because the Fund automatically converts your Class B shares into Class A shares after 6 years. Because of the effect of the asset-based sales charge and the contingent deferred sales charge imposed on Class B and Class C shares, long-term holders of Class B and Class C shares could pay the economic equivalent of more than the maximum front-end sales charge allowed under applicable regulations. For Class B shareholders, the automatic conversion of Class B shares to Class A shares is designed to minimize the likelihood that this will occur. Please refer to "How to Buy Shares - Buying Class B Shares" for more information.

       These examples show the effect of expenses on an investment, but are not meant to state or predict actual or expected costs or investment returns of the Fund, all of which may be more or less than those shown.

A Brief Overview of the Fund

       Some of the important facts about the Fund are summarized below, with references to the section of this Prospectus where more complete information can be found. You should carefully read the entire Prospectus before making a decision about investing in the Fund. Keep the Prospectus for reference after you invest, particularly for information about your account, such as how to sell or exchange shares.

       - What is the Fund's Investment Objective? The Fund's investment objective is to seek growth of capital over time through investments in a diversified portfolio of common stocks, bonds and cash equivalents, the proportions of which will vary based upon management's assessment of the relative value of each investment under prevailing market conditions.

       - What Does the Fund Invest In? The Fund will normally invest primarily in common stocks and securities convertible into common stock. During periods when common stocks appear to be overvalued or when value differentials are such that fixed-income obligations appear to present meaningful capital growth opportunities relative to common stocks, or pending investment in securities with capital growth opportunities, the Fund may invest up to 100% of its total assets in bonds and other fixed-income obligations. To provide liquidity, the Fund typically invests a part of its assets in various types of U.S. government securities and money market instruments. For temporary defensive purposes, the Fund may invest up to 100% of its assets in such securities. These investments are more fully explained in "Investment Policies and Strategies," starting on page __.

       - Who Manages the Fund? The Manager supervises the Fund's investment program and handles its day-to-day business. The Manager (including a subsidiary) manages investment company portfolios having over $55 billion in assets as of September 30, 1996. The Manager is paid an advisory fee by the Fund, based on its net assets. The Fund's sub-adviser is OpCap Advisors (the "Sub-Adviser") which is paid a fee by the Manager, not the Fund. The Sub-Adviser provided day-to-day portfolio management of the Fund. The Fund's portfolio manager is employed by the Sub-Adviser and is primarily responsible for the selection of the Fund's securities. The Board of Trustees, elected by shareholders, oversees the Manager, the Sub-Adviser and the portfolio manager. Please refer to "How the Fund is Managed" starting on page __ for more information about the Manager, the Sub-Adviser and their fees.

          - How Risky is the Fund? All investments carry risks to some degree. It is important to remember that the Fund is designed for long-term investors. The Fund's investments in stocks and bonds are subject to changes in their value from a number of factors such as changes in general bond and stock market movements, or the change in value of particular stocks or bonds because of an event affecting the issuer. Changes in interest rates can affect stock and bond prices. These changes affect the value of the Fund's investments and its price per share. Investments in foreign securities involve additional risks not associated with investments in domestic securities, including risks associated with changes in currency rates.

       While the Manager tries to reduce risks by diversifying investments and by carefully researching securities before they are purchased for the Fund's portfolio, there is no guarantee of success in achieving the Fund's investment objective and your shares may be worth more or less than their original cost when you redeem them. Please refer to "Investment Risks" starting on page __ for a more complete discussion of the Fund's investment risks.

       - How Can I Buy Shares? You can buy shares through your dealer or financial institution, or you can purchase shares directly through OppenheimerFunds Distributor, Inc. (the "Distributor") by completing an Application or by using an Automatic Investment Plan under AccountLink. Please refer to "How to Buy Shares" on page __ for more details.

       - Will I Pay a Sales Charge to Buy Shares?  The Fund offers Class
A,
Class B and Class C shares to the individual investor. All classes have the same investment portfolio but different expenses. Class A shares are offered with a front-end sales charge, starting at 5.75%, and reduced for larger purchases. Class B and Class C shares are offered without a front-end sales charge, but may be subject to a contingent deferred sales charge if redeemed within 6 years or 12 months of purchase, respectively. There is also an annual asset-based sales charge which is higher on Class B and Class C shares. Please review "How to Buy Shares" starting on page __ for more details, including a discussion about factors you and your financial advisor should consider in determining which class may be appropriate for you.

       - How Can I Sell My Shares? Shares can be redeemed by mail or by telephone call to the Transfer Agent on any business day, or through your dealer. Please refer to "How to Sell Shares" on page __. The Fund also offers exchange privileges to other Oppenheimer funds, described in "How to Exchange Shares" on page __.

       - How Has the Fund Performed? The Fund measures its performance by quoting its average annual total returns and cumulative total returns, which measure historical performance. Those returns can be compared to the returns (over similar periods) of other funds. Of course, other funds may have different objectives, investments, and levels of risk. The Fund's performance can also be compared to a broad-based market index, which we have done on pages __ and __. Please remember that past performance does not guarantee future results.

Financial Highlights

          The table on the following pages presents selected financial information about the Fund, including per share data, expense ratios and other data based on the Fund's average net assets. This information has been audited by Price Waterhouse LLP, the Fund's independent accountants, whose report on the Fund's financial statements for the fiscal year ended October 31, 1996, is included in the Statement of Additional
Information.

Investment Objective and Policies

Objective. The Fund seeks growth of capital over time through investments in a diversified portfolio of common stocks, bonds and cash equivalents, the proportions of which will vary based upon management's assessment of the relative values of each investment under prevailing market conditions.


Investment Policies and Strategies. The Fund will normally invest primarily in common stocks and securities convertible into common stock. During periods when common stocks appear to be overvalued or when value differentials are such that fixed-income obligations appear to present meaningful capital growth opportunities relative to common stocks, or pending investment in securities with capital growth opportunities, the Fund may invest up to 100% of its total assets in bonds and other fixed-income obligations, including money market instruments as defined below which do not generate capital appreciation. The bonds in which the Fund invests will be limited to U.S. Government obligations, mortgage-backed securities, investment-grade corporate debt securities and unrated obligations, including those of foreign issuers, that the Sub-Adviser believes to be of comparable quality.

       To provide liquidity for the purchase of new instruments and to effect redemptions of shares, the Fund typically invests a part of its assets in various types of U.S. Government securities and high quality, short-term debt securities with remaining maturities of one year or less, such as government obligations, certificates of deposit, bankers' acceptances, commercial paper, short-term corporate securities and repurchase agreements ("money market instruments").

       For temporary defensive purposes, the Fund may invest up to 100% of its assets in money market instruments. At any time that the Fund invests in money market instruments for temporary defensive purposes, to the extent of such investments it is not pursuing its investment objective.

       - Can the Fund's Investment Objective and Policies Change? The Fund has an investment objective, which is described above, as well as investment policies it follows to try to achieve its objective. Additionally, the Fund uses certain investment techniques and strategies in carrying out those policies. Except as indicated, the investment objective and policies described above are fundamental policies; the Fund's investment policies and practices described elsewhere in this Prospectus or in the Statement of Additional Information are not "fundamental" unless stated to be "fundamental".

       Fundamental policies are those that cannot be changed without the approval of a "majority" of the Fund's outstanding voting shares. The term "majority" is defined in the Investment Company Act of 1940 to be a particular percentage of outstanding voting shares (and this term is explained in the Statement of Additional Information). The Board of Trustees of the Trust (as defined below) (the "Board of Trustees") may change non-fundamental policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.

       - Investments in Bonds and Convertible Securities. The Fund may also invest in bonds, debentures and other fixed-income securities. The Fund's investments in corporate debt obligations will be limited to those rated investment-grade, including those of foreign issuers, or, if unrated, determined by the Sub-Adviser to be of comparable quality. Investment-grade rated obligations are those rated at least "BBB" by Standard & Poor's Corporation or at least "Baa" by Moody's Investors Service, Inc., or another nationally recognized statistical rating organization. While securities rated "BBB" by Standard & Poor's or "Baa" by Moody's are investment-grade, they may be subject to greater market fluctuations and risks of loss of income and principal than higher-grade securities and may be considered to have certain speculative characteristics.

       The value of a convertible security is a function of its "investment value" and its "conversion value." If the "investment value" exceeds the "conversion value," the security's price will likely increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. If the "conversion value" exceeds the "investment value," the convertible security will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security.

       - U.S. Government Obligations, including Mortgage-Backed
Securities.
U.S. Government obligations are obligations supported by any of the following: (a) the full faith and credit of the U.S. Government, such as obligations of Government National Mortgage Association ("Ginnie Mae"),
(b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government, such as obligations of Federal National Mortgage Association ("Fannie Mae"), and (c) the credit of this U.S. Government instrumentality, such as obligations of Federal Home Loan Mortgage Corporation ("Freddie Mac").

       The Fund may invest in mortgage-backed securities issued by the U.S.
Government, its agencies or instrumentalities, including Ginnie Mae, Fannie Mae or Freddie Mac. Also known as pass-through securities, the homeowner's principal and interest payments pass from the originating bank or savings and loan through the appropriate governmental agency to investors, net of service charges.

       The effective maturity of a mortgage-backed security may be shortened by unscheduled or early payment of principal and interest on the underlying mortgages, which may affect the effective yield of such securities. The principal that is returned may be invested in instruments having a higher or lower yield than the prepaid instruments depending on then-current market conditions.

       The Fund may invest in collateralized mortgage obligations ("CMOs") that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or that are collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Payment of the interest and principal generated by the pool of mortgages is passed through to the holders as the payments are received by the issuer of the CMO. CMOs may be issued in a variety of classes or series ("tranches") that have different maturities. The principal value of certain CMO tranches may be more volatile than other types of mortgage-related securities, because of the possibility that the principal value of the CMO may be prepaid earlier than the maturity of the CMO as a result of prepayments of the underlying mortgage loans by the borrowers.

       - Foreign Securities. The Fund may purchase foreign securities that are listed on a domestic or foreign securities exchange, traded in domestic or foreign over-the counter markets or represented by American Depository Receipts. There is no limit to the amount of such foreign securities the Fund may acquire. The Fund may buy securities in any country, including emerging market countries. The Fund presently does not intend to purchase securities issued by emerging market countries, or by companies located in those countries. Foreign currency will be held by the Fund only in connection with the purchase or sale of foreign securities.

       - Portfolio Turnover. A change in the securities held by the Fund is known as "portfolio turnover." The Fund may engage in short-term trading to try to achieve its objective. It is anticipated that the Fund's annual portfolio turnover rate will generally not exceed 100%. The "Financial Highlights" table above shows the Fund's portfolio turnover rate during past fiscal years. High turnover and short-term trading may cause the Fund to have relatively larger commission expenses and transaction costs than funds that do not engage in short-term trading. Additionally, high portfolio turnover may affect the ability of the Fund to qualify as a "regulated investment company" under the Internal Revenue Code for tax deductions for dividends and capital gain distributions the Fund pays to shareholders. The Fund qualified in its last fiscal year and intends to do so in the coming year, although there is no guarantee that it will qualify.

Investment Risks

   All investments carry risks to some degree, whether they are risks that market prices of the investment will fluctuate (this is known as "market risk") or that the underlying issuer will experience financial difficulties and may default on its obligation under a fixed-income investment to pay interest and repay principal (this is referred to as "credit risk"). These general investment risks and the special risks of certain types of investments that the Fund may hold are described below. They affect the value of the Fund's investments, its investment performance and the prices of its shares. These risks collectively form the risk profile of the Fund.

       Because of the types of securities the Fund invests in and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. It is not intended for investors seeking assured income or preservation of capital. While the Manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and in some case by using hedging techniques, changes in overall market prices can occur at any time, and because the income earned on securities is subject to change, there is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them.


       - Stock Investment Risks. Because the Fund may invest a substantial portion of its assets in stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change substantially. This market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. Not all stock prices change uniformly or at the same time and not all stock markets move in the same direction at the same time. Other factors can affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, and changes in government regulations affecting an industry). Not all of these factors can be predicted.

       The Fund attempts to limit market risks by diversifying its investments, that is, by not holding a substantial amount of the stock of any one company, by not investing too great a percentage of the Fund's assets in any one company, and by investing a varying portion of its portfolio in bonds and convertible securities, as discussed below. Because changes in market prices can occur at any time, there is no assurance that the Fund will achieve its investment objective, and when you redeem your shares they may be worth more or less than what you paid for them.

       - Risks of Fixed-Income Securities. In addition to credit risks, described below, debt securities are subject to changes in their value due to changes in prevailing interest rates. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When interest rates rise, the values of already-issued debt securities generally decline. The magnitude of these fluctuations will often be greater for longer-term debt securities than shorter-term debt securities.

Changes in the value of securities held by the Fund mean that the Fund's share prices can go up or down when interest rates change because of the effect of the change on the value of the Fund's portfolio of debt securities. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. Generally, higher-yielding lower-grade bonds are subject to credit risks to a greater extent than lower-yielding investment grade bonds.

       - Foreign securities have special risks. For example, foreign issuers are not subject to the same accounting and disclosure requirements as U.S. companies. The value of foreign investments may be affected by changes in foreign currency rates, exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors. The Fund may invest in emerging market countries; such countries may have relatively unstable governments, economies based on only a few industries that are dependent upon international trade and reduced secondary market liquidity. More information about the risks and potential rewards of investing in foreign securities is contained in the Statement of Additional Information.

Other Investment Techniques and Strategies.

The Fund may also use the investment techniques and strategies described below. These techniques involve certain risks. The Statement of Additional Information contains more information about these practices, including limitations on their use that may help reduce some of the risks.

       - Temporary Defensive Investments. In times of unstable market or economic conditions, when the Sub-Adviser determines it appropriate to do so to attempt to reduce fluctuations in the value of the Fund's net assets, the Fund may assume a temporary defensive position and invest an unlimited amount of assets in money market instruments of the type identified on page __ under "Investment Policies and Strategies."

       - When-Issued and Delayed Delivery Transactions. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell such securities on a "delayed delivery" basis. These terms refer to securities that have been created and for which a market exists, but which are not available for immediate delivery. The Fund does not intend to make such purchases for speculative purposes. During the period between the purchase and settlement, the underlying securities are subject to market fluctuations and no interest accrues prior to delivery of the securities.

       - Repurchase Agreements. The Fund may enter into repurchase agreements primarily for liquidity purposes to meet anticipated redemptions, or pending the investment of proceeds from sales of Fund shares or settlement of purchases of portfolio investments. In a repurchase transaction, the Fund buys a security and simultaneously sells it to the vendor for delivery at a future date. Repurchase agreements must be fully collateralized. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements of seven days or less.

Repurchase agreements with a maturity beyond seven days are subject to the Fund's limitations on investments in illiquid and restricted securities, discussed below.

       - Illiquid Securities. Under the policies and procedures established by the Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. As a fundamental policy, the Fund will not invest more than 10% of its total assets in illiquid securities, including restricted securities. Notwithstanding the foregoing, to comply with certain state securities laws, the Fund has agreed to limit investments in restricted securities to 5% of its total assets, although this restriction is not a fundamental policy of the Fund. Certain restricted securities, eligible for resale to qualified institutional purchasers, are not subject to that limit.

       - Loans of Portfolio Securities. To attempt to increase its total return, the Fund may lend its portfolio securities to brokers, dealers, and other financial institutions. The Fund must receive collateral for a loan. Each loan must be collateralized in accordance with applicable regulatory requirements. After any loan, the value of the securities
loaned is not expected to exceed 10% of the Fund's total assets.   There
are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan or a delay in recovery of the loaned securities.

Other Investment Restrictions. The Fund has certain investment restrictions that are fundamental policies. Under these fundamental policies the Fund cannot do any of the following:

       - With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer;

       - Purchase more than 10% of any class of security of any issuer (other than the U.S. Government or any of its agencies of instrumentalities), with all outstanding debt securities and all preferred stock of an issuer each being considered as one class;

       - Concentrate its investments in any particular industry, but if deemed appropriate for attaining its investment objective, the Fund may invest up to 25% of its total assets (valued at the time of investment) in any one industry classification used by the Fund for investment purposes (for this purpose, a foreign government is considered an industry);

       - Borrow money in excess of 10% of the value of the Fund's total assets; the Fund may borrow only from banks and only as temporary measure for extraordinary or emergency purposes and will make no additional investments while such borrowings exceed 5% of the Fund's total assets;

       - Invest more than 10% of the Fund's total assets in illiquid securities, including securities for which there is no readily available market, repurchase agreements which have a maturity of longer than seven days, securities subject to legal or contractual restrictions and certain over-the-counter options (the Fund has undertaken as a non-fundamental policy, in connection with the qualification of its shares for sale in certain states, to limit investments in restricted securities to 5% of its total assets excluding restricted securities that may be resold to "qualified institutional buyers") and;

       - Invest more than 5% of the Fund's total assets in securities of issuers having a record, together with predecessors, of less than three years continuous operation.

       Notwithstanding the above restriction on illiquid securities, the Fund may purchase securities which are not registered under the Securities Act of 1933 but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under that Act. Any such security will not be considered illiquid, provided that the Sub-Adviser, under guidelines established by the Fund's Board of Trustees, determines that an adequate trading market exists for that security.

       All of the percentage restrictions described above and elsewhere in this Prospectus and in the Statement of Additional Information apply only at the time the Fund purchases a security, and the Fund need not dispose of a security merely because the size of the Fund's assets has changed or the security has increased in value relative to the size of the Fund. There are other fundamental policies discussed in the Statement of Additional Information.

How the Fund is Managed

   Organization and History. The Fund is one of four portfolios of Oppenheimer Quest For Value Funds (the "Trust"), an open-end management investment company organized as a Massachusetts business trust in April, 1987 with an unlimited number of authorized shares of beneficial interest.

The Fund is a diversified investment company.

       The Fund is governed by a Board of Trustees, which is responsible under Massachusetts law for protecting the interests of shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

"Trustees and Officers of the Fund" in the Statement of Additional Information names the Trustees and officers of the Trust and provides more information about them. Although the Trust is not required by law to hold annual meetings, it may hold shareholder meetings from time to time on important matters, and shareholders have the right under certain circumstances to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

       The Board of Trustees has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has four classes of shares, Class A, Class B, Class C and Class Y. All classes invest in the same investment portfolio. Each class has its own dividends and distributions and pays certain expenses which may be different for the different classes. Each class may have a different net asset value. Each share entitles a shareholder to one vote on matters submitted to the shareholders to vote on, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Only shares of a particular class vote as a class on matters that affect that class alone. Shares are freely transferrable. Please refer to "How the Fund is Managed" in the Statement of Additional Information for more information on the voting of shares.

The Manager. The Fund is managed by the Manager, OppenheimerFunds, Inc., which supervises the Fund's investment program and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Board of Trustees, under an Investment Advisory Agreement with the Fund which states the Manager's responsibilities. The Agreement sets forth the fees paid by the Fund to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

       The Manager has operated as an investment adviser since 1959. The Manager (including a subsidiary) currently manages investment companies, including other Oppenheimer funds, with assets of more than $55 billion as of September 30, 1996, and with more than 3 million shareholder accounts. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

   The Sub-Adviser. The Manager has retained the Sub-Adviser to provide day-to-day portfolio management of the Fund. Prior to November 22, 1995, the Sub-Adviser was named Quest for Value Advisors and was the investment adviser to the Fund. The Sub-Adviser is a majority-owned subsidiary of Oppenheimer Capital, a registered investment advisor, whose employees perform all investment advisory services provided to the Fund by the Sub-Adviser. Oppenheimer Financial Corp., a holding company, holds a 33% interest in Oppenheimer Capital, a registered investment advisor. Oppenheimer Capital, L.P., a Delaware limited partnership whose units are traded on The New York Stock Exchange and of which Oppenheimer Financial Corp. is the sole general partner, owns the remaining 67% interest. Oppenheimer Capital has operated as an investment advisor since 1968.

       - Portfolio Manager. The portfolio manager of the Fund is Mr. Richard J. Glasebrook II, who is also a Senior Vice President of
Oppenheimer Capital.  He has been the Fund's portfolio manager since
April, 1991.

       The Sub-Advisor's equity investment policy is overseen by George Long, Managing Director and Chief Investment Officer for Oppenheimer Capital. Mr. Long has been with Oppenheimer Capital since 1981.

       - Fees and Expenses. Under the Investment Advisory Agreement, the Fund pays the Manager an annual fee based on the Fund's daily net assets, as follows: 1.00% of the first $400 million of average annual net assets, 0.90% of the next $400 million, and 0.85% of average annual net assets over $800 million. This management fee is higher than that paid by most other investment companies. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency and legal and auditing costs; the Fund also reimburses the Manager for bookkeeping and accounting services performed on behalf of the Fund.
Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment. More information about the Investment Advisory Agreement and the other expenses paid by the Fund is contained in the Statement of Additional Information.

       The Manager pays the Sub-Adviser an annual fee based on the average daily net assets of the Fund equal to 40% of the advisory fee collected by the Manager based on the total net assets of the Fund as of November 22, 1995 (the "Base Amount") plus 30% of the investment advisory fee collected by the Manager based on the total net assets of the Fund that exceed the Base Amount.

       The Sub-Adviser may select its affiliate, Oppenheimer & Co., Inc. ("Opco"), a registered broker-dealer, to execute transactions for the Fund, provided that the commissions, fees or other remuneration received by Opco are reasonable and fair compared to those paid to other brokers in connection with comparable transactions. When selecting broker-dealers other than Opco, the Sub-Adviser may consider their record of sales of shares of the Fund. Further information about the Fund's brokerage policies and practices is set forth in "Brokerage Policies of the Fund" in the Statement of Additional Information.

   The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes the shares of the other Oppenheimer funds managed by the Manager and is sub-distributor for funds managed by a subsidiary of the Manager.

   The Transfer Agent and Shareholder Servicing Agent. The Fund's transfer agent and shareholder servicing agent is OppenheimerFunds Services, a division of the Manager. It also acts as the shareholder servicing agent for certain other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free number shown below in this Prospectus and on the back cover. Unified Management Corporation (1-800-346-4601) is the shareholder servicing agent for former shareholders of the AMA Family of Funds and clients of AMA Investment Advisers, L.P. who acquire shares of the Fund, and for former shareholders of the Unified Funds and Liquid Green Trusts, accounts which participated or participate in a retirement plan for which Unified Investment Advisers, Inc. or an affiliate acts as custodian or trustee and other accounts for which Unified Management Corporation is the dealer of record.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses the terms "total return" and "average annual total return" to illustrate its performance. The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different as a result of the different kinds of expenses each class bears. These returns measure the performance of a hypothetical account in the Fund over various periods, and do not show the performance of each shareholder's investment (which will vary if dividends are received in cash or shares are sold or additional shares are purchased). The Fund's performance information may help you see how well your Fund has done over time and to compare it to other funds or market indices, as we have done on pages ___ and ____.

       It is important to understand that the Fund's total returns represent past performance and should not be considered to be predictions of future returns or performance. This performance data is described below, but more detailed information about how total returns are calculated is contained in the Statement of Additional Information, which also contains information about other ways to measure and compare the Fund's performance. The Fund's investment performance will vary over time, depending on market conditions, the composition of the portfolio, expenses and which class of shares you purchase.

       - Total Returns. There are different types of total returns used to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show the Fund's actual year-by-year performance.

       When total returns are quoted for Class A shares, normally the current maximum initial sales charge has been deducted. When total returns are shown for Class B or Class C shares, normally the contingent deferred sales charge that applies to the period for which total return is shown has been deducted. However, total returns may also be quoted "at net asset value," without including the sales charge, and those returns would be less if sales charges were deducted.

   How Has the Fund Performed? Below is a discussion by the Manager of the Fund's performance during its last fiscal year ended October 31, 1996, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.

       - Management's Discussion of Performance. During the fiscal year ended October 31, 1996, the Fund remained virtually fully invested in equity securities, and participated in the domestic stock market's strong performance. Consistent with its investment objective, the Fund sought investments in quality undervalued stocks and held portfolio securities for potential appreciation in value. The Fund's performance during the past fiscal year benefited from its significant holdings of financial service company stocks, one of the market's strong sectors. During the latter part of the Fund's past fiscal year, the Fund maintained an above-average cash position resulting from profit taking on certain stocks, and was positioned to take advantage of attractive buying opportunities.

       - Comparing the Fund's Performance to the Market. The graphs below show the performance of a hypothetical $10,000 investment in Class A, Class B and Class C shares of the Fund held until October 31, 1996. In the case of Class A shares, performance is measured from the commencement of operations on January 3, 1989, and in the case of Class B and Class C shares, from inception of those classes on September 1, 1993. Class Y shares were not publicly offered during the fiscal year ended October 31, 1996. Accordingly, no information is presented on the Class Y shares in the graphs below.

       The Fund's performance is compared to the performance of the Standard
& Poor's ("S&P") 500 Index. The S&P 500 Index is a broad based index of equity securities widely regarded as the general measure of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of dividends but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs below shows the effect of taxes. Moreover, index performance data does not reflect any assessment of the risk of the investments included in the index. The Fund's performance reflects the effect of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices shown.

Oppenheimer Quest Opportunity Value Fund
Comparison of Change in Value
of $10,000 Hypothetical Investments in
Oppenheimer Quest Opportunity Value Fund and the S&P 500 Index

(Graph)

Past Performance is not predictive of future performance.

Oppenheimer Quest Opportunity Value Fund

Average Annual Total Returns of the Fund at 10/31/96
----------------------------------------------------

Class A Shares(1)
-----------------
       1-Year              5-Year               Life
       ------              ------               ----
            %                   %                    %

Class B Shares(2)
-----------------
       1-Year              Life
       ------              ----
            %                   %

Class C Shares(3)
-----------------
       1-Year              Life
       ------              ----
            %                   %

---------------------
Total returns and the ending account values in the graphs reflect reinvestment of all dividends and capital gains distributions. Total returns are based upon inception date of the Fund (for Class A shares) or date of first public offering (for Class B and Class C shares).

(1) The commencement of operations of the Fund (Class A shares) was 1/3/89. Class A returns are shown net of the current applicable 5.75% maximum initial sales charge.
(2) Class B shares of the Fund were first publicly offered on 9/01/93. Returns are shown net of the applicable 5% and 3% contingent deferred sales charge, respectively, for the 1-year period and life of the class. The ending account value in the graph is net of the applicable 3% contingent deferred sales charge.
(3) Class C shares of the Fund were first publicly offered on 9/01/93. The 1-year return is shown net of the applicable 1% contingent deferred sales charge.

About Your Account

How to Buy Shares

   Classes of Shares. The Fund offers an individual investor three different classes of shares, Class A, Class B and Class C. Only certain institutional investors may purchase a fourth class of shares, Class Y shares. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices.

        - Class A Shares. If you buy Class A shares, you may pay an initial sales charge on investments up to $1 million (up to $500,000 for purchases by "Retirement Plans", as defined in "Class A Contingent Deferred Sales Charge" on page ___). If you purchase Class A shares as part of an investment of at least $1 million ($500,000 for Retirement Plans) in shares of one or more Oppenheimer funds, you will not pay an initial sales charge, but if you sell any of those shares within 18 months of buying them, you may pay a contingent deferred sales charge. The amount of that sales charge will vary depending on the amount you invested. Sales charge rates are described in "Buying Class A Shares" below.

        - Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but if you sell your shares within six years of buying them you will normally pay a contingent deferred sales charge that varies, depending on how long you own your shares as described in "Buying Class B Shares" below.

        - Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but if you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1% as described in "Buying Class C Shares" below.

        - Class Y Shares. Class Y shares are sold at net asset value per share without the imposition of a sales charge at the time of purchase to separate accounts of insurance companies and other institutional investors ("Class Y Sponsors") having an agreement ("Class Y Agreements") with the Manager or the Distributor. The intent of Class Y Agreements is to allow tax qualified institutional investors to invest indirectly (through separate accounts of the Class Y Sponsor) in Class Y shares of the Fund and to allow institutional investors to invest directly in Class Y shares of the Fund. Individual investors are not permitted to invest directly in Class Y shares. As of the date of this Prospectus, Massachusetts Mutual Life Insurance Company (an affiliate of the Manager and the Distributor) acts as Class Y Sponsor for all outstanding Class Y shares of the Fund. While Class Y shares are not subject to a contingent deferred sales charge, asset-based sales charge or service fee, a Class Y Sponsor may impose charges on separate accounts investing in Class Y shares.

        None of the instructions described elsewhere in this Prospectus or the Statement of Additional Information for the purchase, redemption, reinvestment, exchange or transfer of shares of the Fund, the selection of classes of shares or the reinvestment of dividends apply to its Class Y shares. Clients of Class Y Sponsors must request their Sponsor to effect all transactions in Class Y shares on their behalf.

Which Class of Shares Should You Choose? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is better suited to your needs depends on a number of factors which you should discuss with your financial advisor. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time. The most important factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares.

        In the following discussion, to help provide you and your financial advisor with a framework in which to choose a class, we have made some assumptions using a hypothetical investment in the Fund. We assumed you are an individual investor, and therefore ineligible to purchase Class Y shares. We used the sales charge rates that apply to Class A, Class B and Class C shares, and considered the effect of the asset-based sales charge on Class B and Class C expenses (which, like all expenses, will affect your investment return). For the sake of comparison, we have assumed that there is a 10% rate of appreciation in the investment each year. Of course, the actual performance of your investment cannot be predicted and will vary, based on the Fund's actual investment returns and the operating expenses borne by each class of shares, and which class of shares you invest in.

        The factors discussed below are not intended to be investment advice or recommendations, because each investor's financial considerations are different. The discussion below of the factors to consider in purchasing a particular class of shares assumes that you will purchase only one class of shares and not a combination of shares of different classes.

        - How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. The effect of the sales charge, over time, using our assumptions will generally depend on the amount invested. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment (which reduces the amount of your investment dollars used to buy shares for your account), compared to the effect over time of higher class-based expenses on Class B or Class C shares for which no initial sales charge is paid.

        - Investing for the Short Term. If you have a short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should probably consider purchasing Class A or Class C shares rather than Class B shares, because of the effect of the Class
B contingent deferred sales charge if you redeem within 6 years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C Shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

        However, if you plan to invest more than $100,000 for the shorter term, then the more you invest and the more your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater economic impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares. For example, Class A might be more advantageous than Class C (as well as Class B) for investments of more than $100,000 expected to be held for 5 or 6 years (or more). For investments over $250,000 expected to be held 4 to 6 years (or more), Class A shares may become more advantageous than Class C (and Class B).
If investing $500,000 or more, Class A may be more advantageous as your investment horizon approaches 3 years or more.

        And for most investors who invest $1 million or more, in most cases
Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares. For that reason, the Distributor normally will not accept purchase orders of $500,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.

        - Investing for the Longer Term. If you are investing for the longer term, for example, for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be an appropriate consideration, if you plan to invest less than $100,000. If you plan to invest more than $100,000 over the long term, Class A shares will likely be more advantageous than Class B shares or Class C shares, as discussed above, because of the effect of the expected lower expenses for Class A shares and the reduced initial sales charges available for larger investments in Class A shares under the Fund's Right of Accumulation.

        Of course, these examples are based on approximations of the effect of current sales charges and expenses on a hypothetical investment over time, using the assumed annual performance return stated above, and therefore you should analyze your options carefully.

        - Are There Differences in Account Features That Matter to You? Because some account features may not be available for Class B or Class
C shareholders, or other features (such as Automatic Withdrawal Plans) may not be advisable (because of the effect of the contingent deferred sales charge in non-retirement accounts) for Class B or Class C shareholders, you should carefully review how you plan to use your investment account before deciding which class of shares is better for you. For example, share certificates are not available for Class B or Class C shares, and if you are considering using your shares as collateral for a loan, that may be a factor to consider. Additionally, dividends payable to Class B and Class C shareholders will be reduced by the additional expenses borne solely by those classes, or higher expenses such as the asset-based sales charges to which Class B and Class C shares are subject, as described below and in the Statement of Additional Information.

        - How Does It Affect Payments to My Broker? A salesperson, such as a broker or any other person who is entitled to receive compensation for selling Fund shares, may receive different compensation for selling one class of shares than for selling another class. It is important that investors understand that the purpose of the contingent deferred sales charges and asset-based sales charges for Class B and Class C shares is the same as the purpose of the front-end sales charge on sales of Class A shares: that is to compensate the Distributor for commissions it pays to dealers and financial institutions for selling shares.

How Much Must You Invest? You can open a Fund account with a minimum initial investment of $1,000 and make additional investments at any time with as little as $25. There are reduced minimum investments under special investment plans.

        With Asset Builder Plans, Automatic Exchange Plans, 403(b)(7) custodial plans and military allotment plans, you can make initial and subsequent investments of as little as $25; and subsequent purchases of at least $25 can be made by telephone through AccountLink.

        Under pension, profit-sharing plans and 401(k) Individual
Retirement
Accounts (IRAs), you can make an initial investment of as little as $250 (if your IRA is established under an Asset Builder Plan, the $25 minimum applies), and subsequent investments may be as little as $25.

        There is no minimum investment requirement if you are buying shares by reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or by reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

        - How Are Shares Purchased? You can buy shares several ways: through any dealer, broker or financial institution that has a sales agreement with the Distributor, directly through the Distributor, or automatically from your bank account through an Asset Builder Plan under the OppenheimerFunds AccountLink service. The Distributor may appoint certain servicing agents as the Distributor's agent to accept purchase (and redemption) orders. When you buy shares, be sure to specify Class A, Class B or Class C shares. If you do not choose, your investment will be made in Class A shares.

        - Buying Shares Through Your Dealer. Your dealer will place your order with the Distributor on your behalf.

        - Buying Shares Through the Distributor. Complete an OppenheimerFunds New Account Application and return it with a check payable to "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver, Colorado 80217. If you don't list a dealer on the application, the Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment first with a financial advisor, to be sure it is appropriate for you.

        - Buying Shares Through OppenheimerFunds AccountLink. You can use AccountLink to link your Fund account with an account at a U.S. bank or other financial institution that is an Automated Clearing House (ACH) member, to transmit funds electronically to purchase shares, to have the Transfer Agent send redemption proceeds, or to transmit dividends and distributions to your bank account.

        Shares are purchased for your account on AccountLink on the regular business day the Distributor is instructed by you to initiate the ACH transfer to buy shares. You can provide those instructions automatically, under an Asset Builder Plan, described below, or by telephone instructions using OppenheimerFunds PhoneLink, also described below. You should request AccountLink privileges on the application or dealer settlement instructions used to establish your account. Please refer to "AccountLink" below for more details.

        - Asset Builder Plans. You may purchase shares of the Fund (and up to four other Oppenheimer funds) automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink. Details are on the Application and in the Statement of Additional Information.

        - At What Price Are Shares Sold? Shares are sold at the public offering price based on the net asset value (and any initial sales charge that applies) that is next determined after the Distributor receives the purchase order in Denver, Colorado. In most cases, to enable you to receive that day's offering price, the Distributor or its designated agent must receive your order by the time of day The New York Stock Exchange closes, which is normally 4:00 P.M., New York time, but may be earlier on some days (all references to time in this Prospectus mean "New York time"). The net asset value of each class of shares is determined as of that time on each day The New York Stock Exchange is open (which is a "regular business day").

        If you buy shares through a dealer, the dealer must receive your order by the close of business of The New York Stock Exchange on a regular business day and transmit it to the Distributor so that it is received before the Distributor's close of business that day, which is normally 5:00 P.M. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Special Sales Charge Arrangements for Certain Persons. Appendix A to this Prospectus sets forth conditions for the waiver of, or exemption from, sales charges or the special sales charge rates that apply to purchases of shares of the Fund (including purchases by exchange) by a person who was a shareholder of one of the Former Quest for Value Funds (as defined in that Appendix), including the Fund.

Buying Class A Shares. Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge. However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In some cases, reduced sales charges may be available, as described below. Out of the amount you invest, the Fund receives the net asset value to invest for your account. The sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor and allocated to your dealer as commission. The current sales charge rates and commissions paid to dealers and brokers are as follows:

                                    Front-End Sales Charge
Commission
                                      As a Percentage of               as
Percentage
                                    Offering          Amount           of
Offering
Amount of Purchase                  Price             Invested
Price
-------------------------------------------------------------------
Less than $25,000                   5.75%             6.10%
4.75%

$25,000 or more but
less than $50,000                   5.50%             5.82%
4.75%

$50,000 or more but
less than $100,000                  4.75%             4.99%
4.00%

$100,000 or more but
less than $250,000                  3.75%             3.90%
3.00%

$250,000 or more but
less than $500,000                  2.50%             2.56%
2.00%

$500,000 or more but
less than $1 million                2.00%             2.04%
1.60%

The Distributor reserves the right to reallow the entire commission to dealers. If that occurs, the dealer may be considered an "underwriter" under Federal securities laws.

       - Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds in the following cases:

       - Purchases aggregating $1 million or more.

       - Purchases by a retirement plan qualified under sections 401(a) or
       401(k) of the Internal Revenue Code, by a non-qualified deferred compensation plan (not including Section 457 plans), employee benefit
       plan, group retirement plan (see "How to Buy Shares - Retirement Plans" in the Statement of Additional Information for further details), an employee's 403(b)(7) custodial plan account, SEP IRA, SARSEP, or SIMPLE plan (all of these plans are collectively referred
       to as "Retirement Plans"); that: (1) buys shares costing $500,000 or more or (2) has, at the time of purchase, 100 or more eligible participants, or (3) certifies that it projects to have annual plan purchases of $200,000 or more.

       - Purchases by an OppenheimerFunds Rollover IRA if the purchases are made (1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for these purchases, or (2) by a direct rollover of a distribution from a qualified retirement plan if the administrator of that plan has made special arrangements with the Distributor for those purchases.

       The Distributor pays dealers of record commissions on those purchases
in an amount equal to (i) 1.0% for non-Retirement Plan accounts, and (ii) for Retirement Plan accounts, 1.0% of the first $2.5 million, plus 0.50% of the next $2.5 million, plus 0.25% of purchases over $5 million. That commission will be paid only on those purchases that were not previously
subject to a front-end sales charge and dealer commission.   No sales
commission will be paid to the dealer, broker or financial institution on sales of Class A shares purchased with the redemption proceeds of shares of a mutual fund offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor if the purchase occurs more than 30 days after the addition of the Oppenheimer funds as an investment option to the Retirement Plan.

       If you redeem any of those shares within 18 months of the end of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") will be deducted from the redemption proceeds. That sales charge may be equal to 1.0% of the lesser of (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions) or (2) the original offering price (which is the original net asset value) of the redeemed shares. However, the Class A contingent deferred sales charge will not exceed the aggregate amount of the commissions the Distributor paid to your dealer on all Class A shares of all Oppenheimer funds you purchased subject to the Class A contingent deferred sales charge. Class A shares of the Fund purchased subject to a contingent deferred sales charge on or prior to November 24, 1995 will be subject to a contingent deferred sales charge at the applicable rate set forth in Appendix A to this Prospectus.

       In determining whether a contingent deferred sales charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order that you purchased them. The Class A contingent deferred sales charge is waived in certain cases described in "Waivers of Class A Sales Charges" below.

       No Class A contingent deferred sales charge is charged on exchanges of shares under the Fund's exchange privilege (described below). However, if the shares acquired by exchange are redeemed within 18 months of the end of the calendar month of the purchase of the exchanged shares, the contingent deferred sales charge will apply.

       - Special Arrangements With Dealers. The Distributor may advance up to 13 months' commissions to dealers that have established special arrangements with the Distributor for Asset Builder Plans for their clients. Until January 1, 1997, dealers whose sales of Class A shares of Oppenheimer funds (other than money market funds) under OppenheimerFunds-sponsored 403(b)(7) custodial plans exceed $5 million per year (calculated per quarter), will receive monthly one-half of the Distributor's retained commissions on those sales, and if those sales exceed $10 million per year, those dealers will receive the Distributor's entire retained commission on those sales.

Reduced Sales Charges for Class A Share Purchases. You may be eligible to buy Class A shares at reduced sales charge rates in one or more of the following ways:

       - Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together Class A and Class B shares you purchase for your individual accounts, or jointly, or for trust or custodial accounts on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.

       Additionally, you can add together current purchases of Class A and Class B shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares. You can also count Class A and Class B shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds. The value of those shares will be based on the greater of the amount you paid for the shares or their current value (at offering price).

The Oppenheimer funds are listed in "Reduced Sales Charges" in the Statement of Additional Information, or a list can be obtained from the Transfer Agent. The reduced sales charge will apply only to current purchases and must be requested when you buy your shares.

       - Letter of Intent.  Under a Letter of Intent, if you purchase
Class
A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the Letter. More information is contained in the Application and in "Reduced Sales Charges" in the Statement of Additional Information.

       - Waivers of Class A Sales Charges. The Class A sales charges are not imposed in the circumstances described below. There is an explanation of this policy in "Reduced Sales Charges" in the Statement of Additional Information.

       Waivers of Initial and Contingent Deferred Sales Charges for
Certain
Purchasers. Class A shares purchased by the following investors are not subject to any Class A sales charges:

       - the Manager or its affiliates;

       - present or former officers, directors, trustees and employees (and their "immediate families" as defined in "Reduced Sales Charges" in the Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees;

       - registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose;

       - dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

       - employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children);

       - dealers, brokers or registered investment advisers that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares);

       - (1) investment advisors and financial planners who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients, (2) Retirement Plans and deferred compensation plans and trusts used to fund those Plans (including, for example, plans qualified or created under sections 401(a), 403(b) or 457 of the Internal Revenue Code), and "rabbi trusts" that buy shares for their own accounts, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases; and (3) clients of such investment advisors or financial planners who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements (each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares).

       - directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons;

       - employee benefit plans purchasing shares through a shareholder servicing agent which the Distributor has appointed as agent to accept those purchase orders;

       - accounts for which Oppenheimer Capital is the investment adviser (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts;

       - any unit investment trust that has entered into an appropriate agreement with the Distributor;

       - a TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995; or

       - qualified retirement plans that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, provided that such arrangements are consummated and share purchases commence by December 31, 1996.

       Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to Class A sales charges:

       - shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party;

       - shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which the Manager or its affiliates acts as sponsor;

       - shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor;

       - shares purchased and paid for with the proceeds of shares redeemed in the past 12 months from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid (this waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner); this waiver must be requested when the purchase order is placed for your shares of the Fund, and the Distributor may require evidence of your qualification for this waiver; or

       - shares purchased with the proceeds of maturing principal of units of any Qualified Unit Investment Liquid Trust Series.

       Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

       - to return excess contributions made to Retirement Plans;

       - to make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the original account value;

       - involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (see "Shareholder Account Rules and Policies," below);

       - if, at the time a purchase order is placed for Class A shares that would otherwise be subject to the Class A contingent deferred sales charge, the dealer agrees in writing to accept the dealer's portion of the commission payable on the sale in installments of 1/18th of the commission per month (and no further commission will be payable if the shares are redeemed within 18 months of purchase);

       - for distributions from a TRAC-2000 401(k) plan sponsored by the Distributor due to the termination of the TRAC-2000 program.

       - for distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1) following the death or disability (as defined in the Internal Revenue
Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (2) to return excess contributions; (3) to return contributions made due to a mistake of fact; (4) hardship withdrawals, as defined in the plan; (5) under a Qualified Domestic Relations Order, as defined in the Internal Revenue Code; (6) to meet the minimum distribution requirements of the Internal Revenue Code; (7) to establish "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; (8) for retirement distributions or loans to participants or beneficiaries; (9) separation from service; (10) participant-directed redemptions to purchase shares of a mutual fund (other than a fund managed by the Manager or its subsidiary) offered as an investment option in a Retirement Plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor; or (11) plan termination or "in-service distributions", if the redemption proceeds are rolled over directly to an OppenheimerFunds IRA.

       - Distribution and Service Plan for Class A Shares. The Fund has adopted a Distribution and Service Plan for Class A shares to reimburse the Distributor for a portion of its costs incurred in connection with the personal service and maintenance of shareholder accounts that hold Class
A shares. Under the Plan, the Fund pays an annual asset-based sales charge to the Distributor at an annual rate of 0.25% of the average annual net assets of the class. The Fund also pays a service fee to the Distributor of 0.25% of the average annual net assets of the class. The Distributor uses all of the service fee and a portion of the asset-based sales charge (equal to 0.15% for Class A shares purchased prior to September 1, 1993 and 0.10% for Class A shares purchased on or after September 1, 1993) to compensate dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. The Distributor retains the balance of the asset-based sales charge to reimburse itself for its other expenditures under the Plan.

       Services to be provided include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The payments under the Plan increase the annual expenses of Class A shares. For more details, please refer to "Distribution and Service Plans" in the Statement of Additional Information.

Buying Class B Shares. Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within 6 years of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price (including increases due to the reinvestment of dividends and capital gains distributions). The Class B contingent deferred sales charge is paid to the Distributor to reimburse its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

       To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 6 years, and (3) shares held the longest during the 6-year period. The contingent deferred sales charge is not imposed in the circumstances described in "Waivers of Class B and Class C Sales Charges" below.

       The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule:

Years Since                              Contingent Deferred Sales Charge
Beginning of Month In Which              on Redemptions in that Year
Purchase Order was Accepted              (As % of Amount Subject to
Charge)

0 - 1                                    5.0%
1 - 2                                    4.0%
2 - 3                                    3.0%
3 - 4                                    3.0%
4 - 5                                    2.0%
5 - 6                                    1.0%
6 and following                          None

In the table, a "year" is a 12-month period. All purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

       - Automatic Conversion of Class B Shares. 72 months after you purchase Class B shares, those shares will automatically convert to Class A shares. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class
B Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When Class B shares convert, any other Class B shares that were acquired by the reinvestment of dividends and distributions on the converted shares will also convert to Class A shares. The conversion feature is subject to the continued availability of a tax ruling described in "Alternative Sales Arrangements - Class A, Class B and Class C Shares" in the Statement of Additional Information.

       - Distribution and Service Plan for Class B Shares. The Fund has adopted a Distribution and Service Plan for Class B shares to compensate the Distributor for distributing Class B shares and servicing accounts. This Plan is described below under "Buying Class C Shares - Distribution and Service Plans for Class B and Class C Shares."

       - Waivers of Class B Sales Charges. The Class B contingent deferred sales charge will not apply to shares purchased in certain types of transactions, nor will it apply to shares redeemed in certain circumstances, as described below under "Buying Class C Shares - Waivers of Class B and Class C Sales Charges."

   Buying Class C Shares. Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within 12 months of their purchase, a contingent deferred sales charge of 1.0% will be deducted from the redemption proceeds. That sales charge will not apply to shares purchased by the reinvestment of dividends or capital gains distributions. The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original offering price (which is the original net asset value). The contingent deferred sales charge is not imposed on the amount of your account value represented by the increase in net asset value over the initial purchase price. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

       To determine whether the contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order: (1) shares acquired by reinvestment of dividends and capital gains distributions, (2) shares held for over 12 months, and (3) shares held the longest during the 12-month period.

       - Distribution and Service Plans for Class B and Class C Shares.

The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services and costs in distributing Class B and Class C shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual "asset-based sales charge" of 0.75% per year on Class B shares that are outstanding for 6 years or less and on Class C shares. The Distributor also receives a service fee of 0.25% per year under each Plan.

       Under each Plan, both fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The asset based sales charge and service fees increase Class B and Class C expenses by up to 1.00% of the net assets per year of the respective class.

       The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B or Class C shares. Those services are similar to those provided under the Class A Service Plan, described above. The Distributor pays the 0.25% service fees to dealers in advance for the first year after Class B or Class C shares have been sold by the dealer and retains the service fee paid by the Fund in that year. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

       The asset-based sales charge allows investors to buy Class B or Class
C shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B and Class C shares. Those payments are at a fixed rate that is not related to the Distributor's expenses. The services rendered by the Distributor include paying and financing the payment of sales commissions, service fees and other costs of distributing and selling Class B and Class C shares.

       The Distributor currently pays sales commissions of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is 4.00% of the purchase price. The Distributor retains the Class B asset-based sales charge.

       The Distributor currently pays sales commissions of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. The Distributor retains the asset-based sales charge during the first year Class C shares are outstanding to recoup sales commissions it has paid, the advances of service fee payments it has made, and its financing costs and other expenses. The Distributor plans to pay the asset-based sales charge as an ongoing commission to the dealer on Class C shares that have been outstanding for a year or more.

       The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from contingent deferred sales charges collected on redeemed shares and from the Fund under the Distribution and Service Plans for Class B and Class C shares. If either Plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the service fee and/or asset-based sales charge to the Distributor for distributing Class B or Class C shares, as appropriate, before the Plan was terminated.

       - Waivers of Class B and Class C Sales Charges. The Class B and Class C contingent deferred sales charges will not be applied to shares purchased in certain types of transactions nor will it apply to Class B and Class C shares redeemed in certain circumstances as described below. The reasons for this policy are in "Reduced Sales Charges" in the Statement of Additional Information.

       Waivers for Redemptions in Certain Cases.  The Class B and Class
C
contingent deferred sales charges will be waived for redemptions of shares in the following cases if the Transfer Agent is notified that these conditions apply at redemption:

       - distributions to participants or beneficiaries from Retirement Plans, if the distributions are made (a) under an Automatic Withdrawal Plan after the participant reaches age 59-1/2, as long as the payments are no more than 10% of the account value annually (measured from the date the Transfer Agent receives the request), or (b) following the death or disability (as defined in the Internal Revenue Code ("IRC")) of the participant or beneficiary (the death or disability must have occurred after the account was established);

       - redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a "grantor" trust or revocable living trust for which the trustee is also the sole beneficiary (the death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration);

       - returns of excess contributions to Retirement Plans;

       - distributions from retirement plans to make "substantially equal periodic payments", under Section 72(t) of the Internal Revenue Code, provided the distributions do not exceed 10% of the account value annually, measured from the date the Transfer Agent receives the request;

       - shares redeemed involuntarily, as described in "Shareholder
Account
Rules and Policies," below; or

       - distributions from OppenheimerFunds prototype 401(k) plans: (1) for hardship withdrawals; (2) under a Qualified Domestic Relations Order, as defined in the IRC; (3) to meet minimum distribution requirements as defined in the IRC; (4) to make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code; or (5) for separation from service.

       Waivers for Shares Sold or Issued in Certain Transactions. The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:

       - shares sold to the Manager or its affiliates;

       - shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose; or

       - shares issued in plans or reorganization to which the Fund is a party.

       The Class B and Class C contingent deferred sales charge will be waived for certain additional types of redemptions, if the shares were purchased prior to November 24, 1995, as set forth in Appendix A to this Prospectus.

Special Investor Services

AccountLink. OppenheimerFunds AccountLink links your Fund account to your account at your bank or other financial institution to enable you to send money electronically between those accounts to perform a number of types of account transactions. These include purchases of shares by telephone (either through a service representative or by PhoneLink, described below), automatic investments under Asset Builder Plans, and sending dividends and distributions or Automatic Withdrawal Plan payments directly to your bank account. Please refer to the Application for details or call the Transfer Agent for more information.

       AccountLink privileges should be requested on the Application you use to buy shares, or on your dealer's settlement instructions if you buy your shares through your dealer. After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions to the Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

       - Using AccountLink to Buy Shares. Purchases may be made by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1-800-852-8457. The purchase payment will be debited from your bank account.

       - PhoneLink. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal
Identification Number (PIN), by calling the special PhoneLink number: 1-800-533-3310.

       - Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1-800-533-3310. You must have established AccountLink privileges to link your bank account with the Fund, to pay for these purchases.

       - Exchanging Shares. With the OppenheimerFunds exchange privilege, described below, you can exchange shares automatically by phone from your Fund account to another Oppenheimer funds account you have already established by calling the special PhoneLink number. Please refer to "How to Exchange Shares," below, for details.

       - Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares," below, for details.

Automatic Withdrawal and Exchange Plans. The Fund has several plans that enable you to sell shares automatically or exchange them to another Oppenheimer funds account on a regular basis:

       - Automatic Withdrawal Plans. If your Fund account is worth $5,000 or more, you can establish an Automatic Withdrawal Plan to receive payments of at least $50 on a monthly, quarterly, semi-annual or annual basis. The checks may be sent to you or sent automatically to your bank account on AccountLink. You may even set up certain types of withdrawals of up to $1,500 per month by telephone. You should consult the Application and Statement of Additional Information for more details.

       - Automatic Exchange Plans. You can authorize the Transfer Agent to exchange an amount you establish in advance automatically for shares of up to five other Oppenheimer funds on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum purchase for each other Oppenheimer funds account is $25. These exchanges are subject to the terms of the exchange privilege, described below.

Reinvestment Privilege. If you redeem some or all of your Class A or Class B shares of the Fund, you have up to 6 months to reinvest all or part of the redemption proceeds in Class A shares of the Fund or other Oppenheimer funds without paying a sales charge. This privilege applies to Class A shares that you purchased subject to an initial sales charge and to Class A shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. You must be sure to ask the Distributor for this privilege when you send your payment. Please consult the Statement of Additional Information for more details.

Retirement Plans. Fund shares are available as an investment for your retirement plans. If you participate in a plan sponsored by your employer, the plan trustee or administrator must make the purchase of shares for your retirement plan account. The Distributor offers a number of different retirement plans that can be used by individuals and employers:

       - Individual Retirement Accounts including rollover IRAs, for individuals and their spouses

       - 403(b)(7) Custodial Plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations

       - SEP-IRAs (Simplified Employee Pension Plans) for small business owners or people with income from self-employment, including SAR/SEP IRAs

       - Pension and Profit-Sharing Plans for self-employed persons and small business owners

       - 401(k) prototype retirement plans for businesses

       Please call the Distributor for the OppenheimerFunds plan documents, which contain important information and applications.

How to Sell Shares

       You can arrange to take money out of your account by selling (redeeming) some or all of your shares on any regular business day. Your shares will be sold at the next net asset value calculated after your order is received and accepted by the Transfer Agent. The Fund offers you a number of ways to sell your shares: in writing or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis, as described above. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner, or from a retirement plan, please call the Transfer Agent first, at 1-800-525-7048, for assistance.

       - Retirement Accounts. To sell shares in an OppenheimerFunds retirement account in your name, call the Transfer Agent for a distribution request form. There are special income tax withholding requirements for distributions from retirement plans and you must submit a withholding form with your request to avoid delay. If your retirement plan account is held for you by your employer, you must arrange for the distribution request to be sent by the plan administrator or trustee. There are additional details in the Statement of Additional Information.

       - Certain Requests Require A Signature Guarantee. To protect you and the Fund from fraud, certain redemption requests must be in writing and must include a signature guarantee in the following situations (there may be other situations also requiring a signature guarantee):

       - You wish to redeem more than $50,000 worth of shares and receive a check
       - The redemption check is not payable to all shareholders listed on the account statement
       - The redemption check is not sent to the address of record on your account statement
       - Shares are being transferred to a Fund account with a different owner or name
       - Shares are redeemed by someone other than the owners (such as an Executor)

       - Where Can I Have My Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including: a U.S. bank, trust company, credit union or savings association, or by a foreign bank that has a U.S. correspondent bank, or by a U.S. registered dealer or broker in securities, municipal securities or government securities, or by a U.S. national securities exchange, a registered securities association or a clearing agency. If you are signing as a fiduciary or on behalf of a corporation, partnership or other business, you must also include your title in the signature.

Selling Shares by Mail.  Write a "letter of instructions" that includes:

       - Your name
       - The Fund's name
       - Your Fund account number (from your account statement)
       - The dollar amount or number of shares to be redeemed
       - Any special payment instructions
       - Any share certificates for the shares you are selling
       - The signatures of all registered owners exactly as the account is registered, and
       - Any special requirements or documents requested by the Transfer Agent to assure proper authorization of the person asking to sell shares.

Use the following address for               Send courier or Express Mail
request by mail:                            requests to:
OppenheimerFunds Services                   OppenheimerFunds Services
P.O. Box 5270                               10200 E. Girard Ave., Building
D
Denver, Colorado 80217                      Denver, Colorado 80231

Selling Shares by Telephone. You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price on a regular business day, your call must be received by the Transfer Agent by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. Shares held in an OppenheimerFunds retirement plan or under a share certificate may not be redeemed by telephone.

       - To redeem shares through a service representative, call
1-800-852-
8457
       - To redeem shares automatically on PhoneLink, call 1-800-533-3310

       Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds wired to that bank account.

       - Telephone Redemptions Paid by Check. Up to $50,000 may be redeemed by telephone, in any 7-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

       - Telephone Redemptions Through AccountLink. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

Selling Shares Through Your Dealer. The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. Please refer to "Special Arrangements for Repurchase of Shares from Dealers and Brokers" in the Statement of Additional Information for more details.

How to Exchange Shares

       Shares of the Fund may be exchanged for shares of certain
Oppenheimer
funds at net asset value per share at the time of exchange, without sales charge. To exchange shares, you must meet several conditions:

       - Shares of the fund selected for exchange must be available for sale in your state of residence
       - The prospectuses of this Fund and the fund whose shares you want to buy must offer the exchange privilege
       - You must hold the shares you buy when you establish your account for at least 7 days before you can exchange them; after the account is open 7 days, you can exchange shares every regular business day
       - You must meet the minimum purchase requirements for the fund you purchase by exchange
       - Before exchanging into a fund, you should obtain and read its prospectus

       Shares of a particular class of the Fund may be exchanged only for shares of the same class in the other Oppenheimer funds. For example, you can exchange Class A shares of this Fund only for Class A shares of another fund. At present, Oppenheimer Money Market Fund, Inc. offers only one class of shares, which are considered to be Class A shares for this purpose. In some cases, sales charges may be imposed on exchange transactions. Please refer to "How to Exchange Shares" in the Statement of Additional Information for more details.

       Exchanges may be requested in writing or by telephone:

       - Written Exchange Requests. Submit an OppenheimerFunds Exchange Request form, signed by all owners of the account. Send it to the Transfer Agent at the addresses listed in "How to Sell Shares."

       - Telephone Exchange Requests. Telephone exchange requests may be made either by calling a service representative at 1-800-852-8457 or by using PhoneLink for automated exchanges, by calling 1-800-533-3310. Telephone exchanges may be made only between accounts that are registered with the same name(s) and address. Shares held under certificates may not be exchanged by telephone.

       You can find a list of Oppenheimer funds currently available for exchanges in the Statement of Additional Information or obtain one by calling a service representative at 1-800-525-7048. That list can change from time to time.

       There are certain exchange policies you should be aware of:

       - Shares are normally redeemed from one fund and purchased from the other fund in the exchange transaction on the same regular business day on which the Transfer Agent receives an exchange request that is in proper form by the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days. However, either fund may delay the purchase of shares of the fund you are exchanging into up to 7 days if it determines it would be disadvantaged by a same-day transfer of the proceeds to buy shares. For example, the receipt of multiple exchange requests from a dealer in a "market-timing" strategy might require the sale of portfolio of securities at a time or price disadvantageous to the Fund.

       - Because excessive trading can hurt fund performance and harm shareholders, the Fund reserves the right to refuse any exchange request that will disadvantage it, or to refuse multiple exchange requests submitted by a shareholder or dealer.

       - The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund will attempt to provide you notice whenever it is reasonably able to do so, it may impose these changes at any time.

       - For tax purposes, exchanges of shares involve a redemption of the shares of the Fund you own and purchase of the shares of the other fund, which may result in a capital gain or loss. For more information about the taxes affecting exchanges, please refer to "How to Exchange Shares" in the Statement of Additional Information.

       - If the Transfer Agent cannot exchange all the shares you request because of a restriction cited above, only the shares eligible for exchange will be exchanged.

Shareholder Account Rules and Policies

       - Net Asset Value Per Share is determined for each class of shares as of the close of The New York Stock Exchange that day, which is normally 4:00 P.M. but may be earlier on some days, on the day the Exchange is open by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Fund's Board of Trustees has established procedures to value the Fund's securities to determine net asset value. In general, securities values are based on market value. There are special procedures for valuing illiquid and restricted securities and obligations for which market values cannot be readily obtained. These procedures are described more completely in the Statement of Additional Information.

       - The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

       - Telephone Transaction Privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. If an account has more than one owner, the Fund and the Transfer Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless and until the Transfer Agent receives cancellation instructions from an owner of the account.

       - The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. If the Transfer Agent does not use reasonable procedures it may be liable for losses due to unauthorized transactions, but otherwise neither the Transfer Agent nor the Fund will be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine. If you are unable to reach the Transfer Agent during periods of unusual market activity, you may not be able to complete a telephone transaction and should consider placing your order by mail.

       - Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.


       - Dealers that can perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously.

       - The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates, and the redemption price, which is the net asset value per share, will normally be different for Class A, Class B, Class C and Class Y shares. Therefore, the redemption value of your shares may be more or less than their original cost.
arrange
       - Payment for redeemed shares is made ordinarily in cash and forwarded by check or through AccountLink (as elected by the shareholder under the redemption procedures described above) within 7 days after the Transfer Agent receives redemption instructions in proper form, except under unusual circumstances determined by the Securities and Exchange Commission delaying or suspending such payments. For accounts registered in the name of a broker-dealer, payment will be forwarded within 3 business days. The Transfer Agent may delay forwarding a check or processing a payment via AccountLink for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by certified check or arrange to have your bank provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

       - Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $500 for reasons other than the fact that the market value of shares has dropped, and in some cases involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.

       - Under unusual circumstances, shares of the Fund may be redeemed "in kind", which means that the redemption proceeds will be paid with securities from the Fund's portfolio. Please refer to "How to Sell Shares" in the Statement of Additional Information for more details.

       - "Backup Withholding" of Federal income tax may be applied at the rate of 31% from taxable dividends, distributions and redemption proceeds (including exchanges) if you fail to furnish the Fund a certified Social Security or taxpayer identification number when you sign your application, or if you violate Internal Revenue Service regulations on tax reporting of dividends.

       - The Fund does not charge a redemption fee, but if your dealer or broker handles your redemption, they may charge a fee. That fee can be avoided by redeeming your Fund shares directly through the Transfer Agent.

Under the circumstances described in "How to Buy Shares," you may be subject to a contingent deferred sales charges when redeeming certain Class A, Class B and Class C shares.

       - To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each annual and semi-annual report to shareholders having the same last name and address on the Fund's records. However, each shareholder may call the Transfer Agent at 1-800-525-7048 to ask that copies of those materials be sent personally to that shareholder.

Dividends, Capital Gains and Taxes

       Dividends.  The Fund declares dividends separately for Class A,
Class
B, Class C and Class Y shares from net investment income on an annual basis and normally pays those dividends to shareholders following the end of its fiscal year, which is October 31. Dividends paid on Class A and Class Y shares generally are expected to be higher. Class C shares because expenses allocable to Class B and Class C shares will generally be higher than for Class A shares. There is no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any gains.

Capital Gains. The Fund may make distributions annually in December out of any net short-term or long-term capital gains, and the Fund may make supplemental distributions of dividends and capital gains following its fiscal year which ended October 31. Short-term capital gains are treated as dividends for tax purposes. Long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year. There can be no assurances that the Fund will pay any capital gains distributions in a particular year.

Distribution Options. When you open your account, specify on your application how you want to receive your distributions. For
OppenheimerFunds retirement accounts, all distributions are reinvested. For other accounts, you have four options:

       - Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and long-term capital gains distributions in additional shares of the Fund.

       - Reinvest Long-Term Capital Gains Only. You can elect to reinvest long-term capital gains in the Fund while receiving dividends by check or sent to your bank account on AccountLink.

       - Receive All Distributions in Cash. You can elect to receive a check for all dividends and long-term capital gains distributions or have them sent to your bank on AccountLink.

       - Reinvest Your Distributions in Another Oppenheimer Fund Account. You can reinvest all distributions in another Oppenheimer fund account you have established.

Taxes. If your account is not a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Distributions are subject to federal income tax and may be subject to state or local taxes. Your distributions are taxable when paid, whether you reinvest them in additional shares or take them in cash. Every year the Fund will send you and the IRS a statement showing the amount of each taxable distribution you received in the previous year.

       - "Buying a Dividend". When the Fund goes ex-dividend, its share price is reduced by the amount of the distribution. If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

       - Taxes on Transactions. Share redemptions, including redemptions for exchanges, are subject to capital gains tax. Generally speaking a capital gain or loss is the difference between the price you paid for the shares and the price you receive when you sell them.

       - Returns of Capital. In certain cases distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders. A non-taxable return of capital may reduce your tax basis in your Fund shares.

       This information is only a summary of certain federal tax information about your investment. More information is contained in the Statement of Additional Information, and in addition you should consult with your tax adviser about the effect of an investment in the Fund on your particular tax situation.

APPENDIX A


Special Sales Charge Arrangements for Shareholders of the Fund
Who Were Shareholders of the Former Quest for Value Funds

       The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares of the Fund described elsewhere in this Prospectus are modified as described below for those shareholders of (i) Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Growth & Income Value Fund, Oppenheimer Quest Opportunity Value Fund, Oppenheimer Quest Small Cap Value Fund and Oppenheimer Quest Global Value Fund, Inc. on November 24, 1995, when OppenheimerFunds, Inc. became the investment adviser to those funds, and (ii) Quest for Value U.S. Government Income Fund, Quest for Value Investment Quality Income Fund, Quest for Value Global Income Fund, Quest for Value New York Tax-Exempt Fund, Quest for Value National Tax-Exempt Fund and Quest for Value California Tax-Exempt Fund when those funds merged into various Oppenheimer funds on November 24, 1995. The funds listed above are referred to in this Prospectus as the "Former Quest for Value Funds."

Class A Sales Charges

- Reduced Class A Initial Sales Charge Rates for Certain Former Quest
Shareholders

- Purchases by Groups, Associations and Certain Qualified Retirement Plans. The following table sets forth the initial sales charge rates for Class A shares purchased by a "Qualified Retirement Plan" through a single broker, dealer or financial institution, or by members of "Associations" formed for any purpose other than the purchase of securities if that Qualified Retirement Plan or that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995. For this purpose only, a "Qualified Retirement Plan" includes any 401(k) plan, 403(b) plan, and SEP/IRA or IRA plan for employees of a single employer.

                                 Front-End           Front-End
                                 Sales               Sales
Commission
                                 Charge              Charge
as
Number of                        as a                as a
Percentage
Eligible                         Percentage          Percentage
of
Employees                        of Offering         of Amount
Offering
or Members                       Price               Invested
Price
--------------------------------------------------------------
9 or fewer                       2.50%               2.56%
2.00%
--------------------------------------------------------------
At least 10 but not
more than 49                     2.00%               2.04%
1.60%

       For purchases by Qualified Retirement plans and Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described on pages ___ and ___ of this Prospectus.

       Purchases made under this arrangement qualify for the lower of the sales charge rate in the table based on the number of eligible employees in a Qualified Retirement Plan or members of an Association or the sales charge rate that applies under the Rights of Accumulation described above in the Prospectus. In addition, purchases by 401(k) plans that are Qualified Retirement Plans qualify for the waiver of the Class A initial sales charge if they qualified to purchase shares of any of the Former Quest For Value Funds by virtue of projected contributions or investments of $1 million or more each year. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations, or as eligible employees in Qualified Retirement Plans also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Fund's Distributor.

- Special Class A Contingent Deferred Sales Charge Rates

Class A shares of the Fund purchased by exchange of shares of other Oppenheimer funds that were acquired as a result of the merger of Former Quest for Value Funds into those Oppenheimer funds, and which shares were subject to a Class A contingent deferred sales charge prior to November 24, 1995 will be subject to a contingent deferred sales charge at the following rates: if they are redeemed within 18 months of the end of the calendar month in which they were purchased, at a rate equal to 1.0% if the redemption occurs within 12 months of their initial purchase and at a rate of 0.50 of 1.0% if the redemption occurs in the subsequent six months. Class A shares of any of the Former Quest for Value Funds purchased without an initial sales charge on or before November 22, 1995 will continue to be subject to the applicable contingent deferred sales charge in effect as of that date as set forth in the then-current prospectus for such fund.

- Waiver of Class A Sales Charges for Certain Shareholders

Class A shares of the Fund purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

       - Shareholders of the Fund who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.


       - Shareholders of the Fund who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

- Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions

The Class A contingent deferred sales charge will not apply to redemptions of Class A shares of the Fund purchased by the following investors who were shareholders of any Former Quest for Value Fund:

       - Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

       - Participants in Qualified Retirement Plans that purchased shares of any of the Former Quest For Value Funds pursuant to a special "strategic alliance" with the distributor of those funds. The Fund's Distributor will pay a commission to the dealer for purchases of Fund shares as described above in "Class A Contingent Deferred Sales Charge."


Class A, Class B and Class C Contingent Deferred Sales Charge Waivers

- Waivers for Redemptions of Shares Purchased Prior to March 6, 1995

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged, if those shares were purchased prior to March 6, 1995: in connection with (i) distributions to participants or beneficiaries of plans qualified under Section 401(a) of the Internal Revenue Code or from custodial accounts under Section 403(b)(7) of the Code, Individual Retirement Accounts, deferred compensation plans under
Section 457 of the Code, and other employee benefit plans, and returns of excess contributions made to each type of plan, (ii) withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account, and (iii) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

- Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995.

In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of the Fund acquired by merger of a Former Quest for Value Fund into the Fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such fund merged, if those shares were purchased on or after March 6, 1995, but prior to November 24, 1995: (1) distributions to participants or beneficiaries from Individual Retirement Accounts under
Section 408(a) of the Internal Revenue Code or retirement plans under
Section 401(a), 401(k), 403(b) and 457 of the Code, if those distributions are made either (a) to an individual participant as a result of separation from service or (b) following the death or disability (as defined in the Code) of the participant or beneficiary; (2) returns of excess contributions to such retirement plans; (3) redemptions other than from retirement plans following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration); (4) withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account; and (5) liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value. A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Fund described in this section if within 90 days after that redemption, the proceeds are invested in the same Class of shares in this Fund or another Oppenheimer fund.

Special Dealer Arrangements

Dealers who sold Class B shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and that were transferred to an OppenheimerFunds prototype 401(k) plan shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000 as to any one plan.

Dealers who sold Class C shares of a Former Quest for Value Fund to Quest for Value prototype 401(k) plans that were maintained on the TRAC-2000 recordkeeping system and (i) the shares held by those plans were exchanged for Class A shares, or (ii) the plan assets were transferred to an OppenheimerFunds prototype 401(k) plan, shall be eligible for an additional one-time payment by the Distributor of 1% of the value of the plan assets transferred, but that payment may not exceed $5,000.

APPENDIX TO PROSPECTUS OF
OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

       Graphic material included in Prospectus of Oppenheimer Quest Opportunity Value Fund: "Comparison of Total Return of Oppenheimer Quest Opportunity Value Fund with the S&P 500 Index - Change in Value of $10,000 Hypothetical Investments in Class A, Class B and Class C Shares of Oppenheimer Quest Opportunity Value Fund and the S&P 500 Index."

       Linear graphs will be included in the Prospectus of Oppenheimer
Quest
Opportunity Value Fund (the "Fund") depicting the initial account value and subsequent account value of a hypothetical $10,000 investment in the Fund. In the case of the Fund's Class A shares, that graph will cover the period from inception (1/3/89) through 10/31/96, and in the case of the Fund's Class B and Class C shares, will cover the period from the inception of the class (9/1/93) through 10/31/96. The graph will compare such values with hypothetical $10,000 investments over the same time periods in the S&P 500 Index. Set forth below are the relevant data points that will appear on the linear graph. Additional information with respect to the foregoing, including a description of the S&P 500 Index, is set forth in the Prospectus under "Performance of the Fund - Comparing the Fund's Performance to the Market."

                      Oppenheimer Quest
Fiscal                Opportunity Value            S&P 500
Period Ended          Fund A                       Index
------------          -----------------            -------
1/03/89               $                            $
10/31/89              $                            $
10/31/90              $                            $
10/31/91              $                            $
10/31/92              $                            $
10/31/93              $                            $
10/31/94              $                            $
10/31/95              $                            $
10/31/96              $                            $

                      Oppenheimer Quest
Fiscal                Opportunity Value            S&P 500
Period Ended          Fund B                       Index
------------          -----------------            -------
9/01/93(2)            $                            $
10/31/93              $                            $
10/31/94              $                            $
10/31/95              $                            $
10/31/96              $                            $


                      Oppenheimer Quest
Fiscal                Opportunity Value            S&P 500
Period Ended          Fund C                       Index
------------          -----------------            -------
9/01/93(2)            $                            $
10/31/93              $                            $
10/31/94              $                            $
10/31/95              $                            $
10/31/96              $                            $

---------------------
(2) Class B shares of the Fund were first publicly offered on 9/01/93.
(3) Class C shares of the Fund were first publicly offered on 9/01/93.

Oppenheimer Quest Opportunity Value Fund
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Sub-Adviser
OpCap Advisors
One World Financial Center
New York, New York 10281

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
State Street Bank and Trust Company
P.O. Box 8505
Boston, Massachusetts 02266-8505

Independent Auditors
Price Waterhouse LLP
950 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky Weitzen Shalov & Wein
114 West 47th Street
New York, New York 10036

No dealer, broker, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information, and if given or made, such information and representations must not be relied upon as having been authorized by the Fund, OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc. or any affiliate thereof. This Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any of the securities offered hereby in any state to any person to whom it is unlawful to make such an offer in such state.

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

Two World Trade Center, New York, New York 10048
1-800-525-7048

   Statement of Additional Information dated December 16, 1996


   This Statement of Additional Information of Oppenheimer Quest Opportunity Value Fund is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 16, 1996. It should be read together with the Prospectus, which may be obtained upon written request to the Fund's Transfer Agent, OppenheimerFunds Services at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above.


Contents

         Page

About the Fund
Investment Objective and Policies
    Investment Policies and Strategies
    Other Investment Techniques and Strategies
    Other Investment Restrictions
How the Fund is Managed
    Organization and History
    Trustees and Officers of the Trust
    The Manager and Its Affiliates
Brokerage Policies of the Fund
Performance of the Fund
Distribution and Service Plans
About Your Account
How To Buy Shares
How To Sell Shares
How To Exchange Shares
Dividends, Capital Gains and Taxes
Additional Information About the Fund
Financial Information About the Fund
Independent Auditors' Report
Financial Statements
Appendix A: Description of Ratings                          A-1
Appendix B: Corporate Industry Classifications              B-1

ABOUT THE FUND

Investment Objective and Policies

Investment Policies and Strategies. The investment objective and policies of the Fund are described in the Prospectus. The Fund is one of four portfolios of Oppenheimer Quest for Value Funds (the "Trust"). Set forth below is supplemental information about those policies and the types of securities in which the Fund may invest, as well as the strategies the Fund may use to try to achieve its objective. Capitalized terms used in this Statement of Additional Information have the same meaning as those terms have in the Prospectus.

       - Foreign Securities. The Fund may invest in securities (which may be denominated in U.S. dollars or non-U.S. currencies) issued or guaranteed by foreign corporations, certain supranational equities (described below) and foreign governments or their agencies or instrumentalities, and in securities issued by U.S. corporations denominated in non-U.S. currencies. All such securities are referred to as "foreign securities."

          Investing in foreign securities offers the Fund potential benefits not available from investing solely in securities of domestic issuers, including the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. If the Fund's portfolio securities are held abroad, the countries in which such securities may be held and the sub-custodians or depositories holding them must be approved by the Trust's Board of Directors to the extent that approval is required under applicable rules of the Securities and Exchange Commission. In buying foreign securities, the Fund may convert U.S. dollars into foreign currency, but only to effect securities transactions on foreign securities exchanges and not to hold such securities as an investment.

       - Risks of Foreign Investing. Investing in foreign securities involves special additional risks and considerations not typically associated with investing in securities of issuers traded in the U.S. These include: reduction of income by foreign taxes; fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations (e.g., currency blockage); transaction charges for currency exchange; lack of public information about foreign issuers; lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers; less volume on foreign exchanges than on U.S. exchanges; greater volatility and less liquidity on foreign markets than in the U.S.; less regulation of foreign issuers, stock exchanges and brokers than in the U.S.; greater difficulties in commencing lawsuits and obtaining judgments in foreign courts; higher brokerage commission rates than in the U.S.; increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities; possibilities in some countries of expropriation of nationalization of assets, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and unfavorable differences between the U.S. economy and foreign economies. In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

       - Emerging Market Countries: Certain developing countries may have relatively unstable governments, economies based on only a few industries that are dependent upon international trade, and reduced secondary market countries is restricted or controlled in varying degrees. In the past, securities in these countries have experienced greater price movement, both positive and negative, than securities of companies located in developed countries. Lower-rated high-yielding emerging market securities may be considered to have speculative elements.

       - U.S. Government Securities. Obligations of U.S. Government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. All U.S. Treasury obligations are backed by the full faith and credit of the United States. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in U.S. Government Securities of such agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

       - Mortgage-Backed Securities. Also known as pass-through securities, the homeowner's principal and interest payments pass from the originating bank or savings and loan through the appropriate governmental agency to investors, net of service charges. These pass-through securities include participation certificates of Ginnie Mae, Freddie Mac and Fannie Mae.

       The investment characteristics of mortgage-backed securities differ from those of traditional debt securities. The effective maturity of a mortgage-backed security may be shortened by unscheduled or early payment of principal and interest on the underlying mortgages, which may affect the effective yield of such securities. The principal that is returned may be invested in instruments having a higher or lower yield than the prepaid instruments depending on then-current market conditions. Such securities therefore may be less effective as a means of "locking in" attractive long-term interest rates and may have less potential for appreciation during periods of declining interest rates than conventional bonds with comparable stated maturities. The differences can result in significantly greater price and yield volatility than is the case with traditional debt securities. If the Fund purchases mortgage-backed securities at a premium, a prepayment rate that is faster than expected will reduce both the market value and the yield to maturity from that which was anticipated, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and market value. Conversely, if the Fund purchases mortgage-backed securities at a discount, faster than expected prepayments will increase, while slower than expected prepayments will reduce, yield to maturity and market value.

       The Fund may invest in collateralized mortgage obligations ("CMOs") that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or that are collateralized by a portfolio of mortgages or mortgage-related securities guaranteed by such an agency or instrumentality. Payment of the interest and principal generated by the pool of mortgages is passed through to the holders as the payments are received by the issuer of the CMO. CMOs may be issued in a variety of classes or series ("tranches") that have different maturities. The principal value of certain CMO tranches may be more volatile than other types of mortgage-related securities, because of the possibility that the principal value of the CMO may be prepaid earlier than the maturity of the CMO as a result of prepayments of the underlying mortgage loans by the borrowers.

       As with other bond investments, the value of U.S. Government Securities and mortgage-backed securities will tend to rise when interest rates fall and to fall when interest rates rise. The value of mortgage-backed securities may also be affected by changes in the market's perception of the creditworthiness of the entity issuing or guaranteeing them or by changes in government regulations and tax policies. Because of these factors, the Fund's share value and yield are not guaranteed and will fluctuate, and there can be no assurance that the Fund's objective will be achieved. The magnitude of these fluctuations generally will be greater when the average maturity of the Fund's portfolio securities is longer.

       - Money Market Securities. As stated in the Prospectus, the Fund typically invests a part of its assets in money market securities, and may invest up to 100% of its total assets in money market securities for temporary defensive purposes. Money market securities in which the Fund may invest include the following:

       - Time Deposits and Variable Rate Notes. The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties. However, investment in such deposits which are subject to withdrawal penalties, other than overnight deposits, are subject to the 10% limit on illiquid investments set forth in the Prospectus for the Fund.

       The commercial paper obligations which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus for each Fund, there is no limitation on the type of issuer from whom these notes will be purchased. However, in connection with such purchase and on an ongoing basis, OpCap Advisors (the "Sub-Adviser") will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. The Fund will not invest more than 5% of its total assets in variable rate notes. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

       - Insured Bank Obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $100,000. The Fund may, within the limits set forth in the Prospectus, purchase bank obligations which are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $100,000 per bank. If the principal amount and accrued interest together exceed $100,000, the excess principal and accrued interest will not be insured. Insured bank obligations may have limited marketability. Unless the Board of Trustees determines that a readily available market exists for such obligations, the Fund will treat such obligations as subject to the 10% limit for illiquid investments set forth in the Prospectus for the Fund unless such obligations are payable at principal amount plus accrued interest on demand or within seven days after demand.

       - Convertible Securities. The Fund may invest in fixed-income securities which are convertible into common stock. Convertible securities rank senior to common stocks in a corporation's capital structure and, therefore, entail less risk than the corporation's common stock. The value of a convertible security is a function of its "investment value" (its value as if it did not have a conversion privilege), and its "conversion value" (the security's worth if it were to be exchanged for the underlying security, at market value, pursuant to its conversion privilege).

       To the extent that a convertible security's "investment value" is greater than its "conversion value," its price will be primarily a reflection of such "investment value" and its price will be likely to increase when interest rates fall and decrease when interest rates rise, as with a fixed-income security. The credit standing of the issuer and other factors may also have an effect on the convertible security value. If the "conversion value" exceeds the investment value, the price of the convertible security will rise above its "investment value" and, in addition, will sell at some premium over its "conversion value." This premium represents the price investors are willing to pay for the privilege of purchasing a fixed-income security with a possibility of capital appreciation due to the conversion privilege. At such times the price of the convertible security will tend to fluctuate directly with the price of the underlying equity security. Convertible securities may be purchased by the Fund at varying price levels above their "investment values" and/or their "conversion values" in keeping with the Fund's objectives.

       - Investment Risks of Fixed-Income Securities. All fixed-income securities are subject to two types of risks: credit risk and interest rate risk. Credit risk relates to the ability of the issuer to meet interest or principal payments on a security as they become due. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting solely from the inverse relationship between price and yield of outstanding fixed-income securities. An increase in prevailing interest rates will generally reduce the market value of already-issued fixed-income investments, and a decline in interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to produce higher yields, are subject to potentially greater changes in their prices from changes in interest rates than obligations with shorter maturities. Fluctuations in the market value of fixed-income securities after the Fund buys them will not affect the interest payable on those securities, nor the cash income from such securities. However, those price fluctuations will be reflected in the valuations of these securities and therefore the Fund's net asset values.

Other Investment Techniques and Strategies.

       - When-Issued Securities. The Fund may take advantage of offerings of eligible portfolio securities on a "when-issued" basis where delivery of and payment for such securities takes place sometime after the transaction date on terms established on such date. Normally, settlement on U.S. Government securities takes place within ten days. The Fund only will make when-issued commitments on eligible securities with the intention of actually acquiring the securities. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. When-issued commitments will not be made if, as a result, more than 15% of the net assets of the Fund would be so committed.

       - Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements for liquidity purposes to meet anticipated redemptions, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of purchases of portfolio securities.

       In a repurchase transaction, the Fund purchases a security from, and simultaneously resells it to, an approved vendor (a U.S. commercial bank or the U.S. branch of a foreign bank having total domestic assets of at least $1 billion or a broker-dealer with a net worth of at least $50 million and which has been designated a primary dealer in government securities), that must meet credit requirements set by the Trust's Board of Trustees from time to time, for delivery on an agreed-on future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. The majority of these transactions run from day to day, and delivery pursuant to the resale typically will occur within one to five days of the purchase. Repurchase agreements are considered "loans" under the Investment Company Act, collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. Additionally, the Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

       - Illiquid and Restricted Securities. To enable the Fund to sell restricted securities not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registration of restricted securities may be negotiated by the Fund with the issuer at the time such securities are purchased by the Fund, if such registration is required before such securities may be sold publicly. When registration must be arranged because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the securities and the time the Fund would be permitted to sell them. The Fund would bear the risks of any downward price fluctuation during that period. The Fund may also acquire, through private placements, securities having contractual restrictions on their resale, which might limit the Fund's ability to dispose of such securities and might lower the amount realizable upon the sale of such securities.

       The Fund has percentage limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers pursuant to Rule 144A under the Securities Act of 1933, provided that those securities have been determined to be liquid by the Board of Trustees of the Trust or by the Sub-Advisor under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holding of that security may be deemed to be illiquid.

       - Loans of Portfolio Securities. The Fund may lend its portfolio securities subject to the restrictions stated in the Prospectus. Under applicable regulatory requirements (which are subject to change), the loan collateral on each business day must at least equal the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities).

To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. Such terms and the issuing bank must be satisfactory to the Fund.

When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

Other Investment Restrictions

       The Fund's most significant investment restrictions are set forth in the Prospectus. There are additional investment restrictions that the Fund must follow that are also fundamental policies. Fundamental policies and the Fund's investment objective cannot be changed without the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, such a majority vote is defined as the vote of the holders of the lesser of: (i) 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares.

       Under these additional restrictions, the Fund cannot:

       - invest in physical commodities or physical commodity contracts or speculate in financial commodity contracts, but the Fund is authorized to purchase and sell financial futures contracts and options on such futures contracts exclusively for hedging and other non-speculative purposes to the extent specified in the Prospectus;

       - invest in real estate or real estate limited partnerships (direct participation programs); however, the Fund may purchase securities of issuers which engage in real estate operations and securities which are secured by real estate or interests therein;

       - purchase securities on margin (except for such short-term loans as are necessary for the clearance of purchases of portfolio securities) or make short sales of securities except "against the box" (collateral arrangements in connection with transactions in futures and options are not deemed to be margin transactions);

       - underwrite securities of other companies except in so far as the Fund may be deemed to be an underwriter under the Securities Act of 1933 in disposing of a security ;

       - invest in securities of other investment companies except in connection with a merger, consolidation, reorganization or acquisition of assets;

       - invest in interests in oil, gas or other mineral exploration or development programs or leases;

       - purchase warrants if as a result the Fund would then have either more than 5% of its total assets (determined at the time of investment) invested in warrants or more than 2% of its total assets invested in warrants not listed on the New York or American Stock Exchange;

       - invest in securities of any issuer if, to the knowledge of the Trust, any officer or trustee of the Trust or any officer or director of the Manager or Sub-Adviser owns more than 1/2 of 1% of the outstanding securities of such issuer, and such officers, trustees and directors who own more than 1/2 of l% own in the aggregate more than 5% of the outstand-ing securities of such issuer;

       - pledge its assets or assign or otherwise encumber its assets in excess of 10% of its net assets (taken at market value at the time of pledging) and then only to secure borrowings effected within the limitations set forth in the Prospectus;

       - invest for the purpose of exercising control or management of another company;

       - issue senior securities as defined in the 1940 Act except insofar as the Fund may be deemed to have issued a senior security by reason of:
(a) entering into any repurchase agreement; (b) borrowing money in accordance with restrictions described above; or (c) lending portfolio securities; or

       - make loans to any person or individual except that portfolio securities may be loaned by the Fund within the limitations set forth in the Prospectus.

       For purposes of the Fund's policy not to concentrate its assets described in the Prospectus, the Fund has adopted, as a matter of non-fundamental policy, the corporate industry classifications set forth in Appendix B to this Statement of Additional Information.

How the Fund is Managed

Organization and History. Oppenheimer Quest Opportunity Value Fund (referred to as the "Fund") is one of four portfolios of Oppenheimer Quest For Value Funds (the "Trust"), a Massachusetts business trust. This Statement of Additional Information may be used with the Fund's Prospectus only to offer shares of the Fund.

       The Trustees are authorized to create new series and classes of series. The Trustees may reclassify unissued shares of the Trust or its series or classes into additional series or classes of shares. The Trustees may also divide or combine the shares of a class into a greater or lesser number of shares without thereby changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy.

       As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders. The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law, or when a shareholder meeting is called by the Trustees or upon proper request of the shareholders. Shareholders have the right, upon the declaration in writing or vote of two-thirds of the outstanding shares of the Fund, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. In addition, if the Trustees receive a request from at least 10 shareholders (who have been shareholders for at least six months) holding shares of the Fund valued at $25,000 or more or holding at least 1% of the Fund's outstanding shares, whichever is less, stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense, or the Trustees may take such other action as set forth under Section 16(c) of the Investment Company Act.

       The Fund's Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations, and provides for indemnification and reimbursement of expenses out of its property for any shareholder held personally liable for its obligations. The Declaration of Trust also provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, while Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner" under certain circumstances, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations described above. Any person doing business with the Trust, and any shareholder of the Trust, agrees under the Trust's Declaration of Trust to look solely to the assets of the Trust for satisfaction of any claim or demand which may arise out of any dealings with the Trust, and the Trustees shall have no personal liability to any such person, to the extent permitted by law.

   Trustees and Officers of the Trust. The Trust's Trustees and officers, and the Fund's portfolio manager (who is not an officer), are listed below, together with principal occupations and business affiliations during the past five years. All of the Trustees are directors or trustees of Oppenheimer Quest for Value Funds (Oppenheimer Quest Growth & Income Value Fund, Oppenheimer Quest Small Cap Value Fund, Oppenheimer Quest Officers Value Fund, Oppenheimer Quest Value Fund, Inc., Oppenheimer Quest Global Value Fund, Inc.), (collectively, the "Oppenheimer Quest Funds"), Rochester Portfolio Series - Limited-Term New York Municipal Fund, Bond Fund Series - Oppenheimer Bond Fund For Growth and Rochester Fund Municipals (collectively, the "Rochester Funds"). The address of each is Two World Trade Center, New York, New York 10048, except as noted. As of November __, 1996, the trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of the Fund. The foregoing does not include shares held of record by an employee benefit plan for employees of the Manager for which one of the officers listed below, Mr. Donohue, is a trustee, other than the shares beneficially owned under that plan by the Fund listed below.


Bridget A. Macaskill, Chairman of the Board of Trustees and President;
Age: 48.
President, Chief Executive Officer and a Director of the Manager and HarbourView Asset Management Corporation ("HarbourView"), a subsidiary of the Manager; President and a Director of Oppenheimer Acquisition Corp. ("OAC") the Manager's parent holding company, and Oppenheimer Partnership Holdings, Inc.; Chairman and a Director of Shareholder Services, Inc. ("SSI"), a transfer agent subsidiary of the Manager and Shareholder Financial Services, Inc. ("SFSI"); and a director of Oppenheimer Real Asset Management, Inc.

   Paul Y. Clinton, Trustee; Age: 65
39 Blossom Avenue, Osterville, Massachusetts 02655
Principal of Clinton Management Associates, a financial and venture capital consulting firm; Trustee of Capital Cash Management Trust, a money-market fund and Narraganssett Tax-Free Fund, a tax-exempt bond fund; Director of Quest Cash Reserves, Inc. and Trustee of Quest For Value Accumulation Trust, all of which are open-end investment companies.
Formerly: Director, External Affairs, Kravco Corporation, a national real estate owner and property management corporation; President of Essex Management Corporation, a management consulting company; a general partner of Capital Growth Fund, a venture capital partnership; a general partner of Essex Limited Partnership, an investment partnership; President of Geneve Corp., a venture capital fund; Chairman of Woodland Capital Corp., a small business investment company; and Vice President of W.R. Grace & Co.

Thomas W. Courtney, Trustee; Age: 63
P.O. Box 580, Sewickley, Pennsylvania 15143
Principal of Courtney Associates, Inc., a venture capital firm; former General Partner of Trivest Venture Fund, a private venture capital fund; former President of Investment Counseling Federated Investors, Inc.; Trustee of Cash Assets Trust, a money market fund and Quest for Value Accumulation Trust; Director of Quest Cash Reserves, Inc., each of which are open-end investment companies; former President of Boston Company Institutional Investors; Trustee of Hawaiian Tax-Free Trust and Tax Free Trust of Arizona, tax-exempt bond funds; Director of several privately owned corporations; former Director of Financial Analysts Federation.

Lacy B. Herrmann, Trustee; Age: 67
380 Madison Avenue, Suite 2300, New York, New York 10017
President and Chairman of the Board of Aquila Management Corporation, the sponsoring organization and Administrator and/or Sub-Adviser to the following open-end investment companies, and Chairman of the Board of Trustees and President of each: Churchill Cash Reserves Trust, Short Term Asset Reserves, Pacific Capital Cash Assets Trust, Pacific Capital U.S. Treasuries Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust, Prime Cash Fund, Narragansett Insured Tax-Free Income Fund, Tax-Free Fund For Utah, Churchill Tax-Free Fund of Kentucky, Tax-Free Fund of Colorado, Tax-Free Trust of Oregon, Tax-Free Trust of Arizona, Hawaiian Tax-Free Trust, and Aquila Rocky Mountain Equity Fund; Vice President, Director, Secretary, and formerly Treasurer of Aquila Distributors, Inc., distributor of the above funds; President and Chairman of the Board of Trustees of Capital Cash Management Trust ("CCMT"), and an Officer and Trustee/Director of its predecessors; President and Director of STCM Management Company, Inc., sponsor and adviser to CCMT; Chairman, President and a Director of InCap Management Corporation, formerly sub-adviser and administrator of Prime Cash Fund and Short Term Asset Reserves; Director or Trustee of Quest Cash Reserves, Inc., Oppenheimer Quest Global Value Fund, Inc. and Oppenheimer Quest Value Fund, Inc. and Trustee of Quest for Value Accumulation Trust and The Saratoga Advantage Trust, each of which is an open-end investment company; Trustee of Brown University.

George Loft, Trustee; Age: 81
51 Herrick Road, Sharon, Connecticut 06069
Private Investor; Director of Quest Cash Reserves, Inc., and Trustee of Quest for Value Accumulation Trust and The Saratoga Advantage Trust, all of which are open-end investment companies, and Director of the Quest for Value Dual Purpose Fund, Inc., a closed-end investment company.

Robert C. Doll, Jr., Vice President; Age: 42
Executive Vice President and Director of Equity Investments of the Manager; a Vice President and a director of OAC and an officer and Portfolio Manager of other Oppenheimer funds.


Andrew J. Donohue, Secretary; Age: 46
Executive Vice President and General Counsel of the Manager and OppenheimerFunds Distributor, Inc. (the "Distributor"); President and a director of Centennial; Executive Vice
President, General Counsel and a director of HarbourView, SFSI, SSI and Oppenheimer Partnership Holdings Inc.; President and a director of Real Asset Management, Inc.; General Counsel of OAC; Executive Vice President, Chief Legal Officer and a director of MultiSource Services, Inc. (a broker-dealer) an officer of other Oppenheimer funds; formerly Senior Vice President and Associate General Counsel of the Manager and the Distributor, partner in Kraft & McManimon (a law firm), an officer of First Investors Corporation (a broker-dealer) and First Investors Management Company, Inc. (broker-dealer and investment adviser), and a director and an officer of First Investors Family of Funds and First Investors Life Insurance Company.

George C. Bowen, Treasurer; Age: 60
3410 South Galena Street Denver, Colorado 80231
Senior Vice President and Treasurer of the Manager; Vice President and Treasurer of the Distributor and HarbourView Asset Management Corporation; Senior Vice President, Treasurer, Assistant Secretary and a director of Centennial Asset Management Corporation, an investment advisory subsidiary of the Manager; Senior Vice President and Secretary of SSI; Vice President, Treasurer and Secretary of SFSI, a transfer agent subsidiary of the Manager; Vice President and Treasurer of Oppenheimer Real Asset Management, Inc., Chief Executive Officer, Treasurer and a director of MultiSource Services, Inc. (a broker-dealer); an officer of other Oppenheimer funds.

Richard J. Glasebrook, II, Portfolio Manager; Age 48
Two World Financial Center, 225 Liberty Street, New York, New York 10080 Managing Director of Oppenheimer Capital; previously a partner with Delafield Asset Management, where he was a portfolio manager and analyst.

Robert Bishop, Assistant Treasurer; Age: 38
3410 South Galena Street, Denver, Colorado 80231
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager, prior to which he was an Accountant for Yale & Seffinger, P.C., an accounting firm, and previously an Accountant and Commissions Supervisor for Stuart James Company Inc., a broker-dealer.

Scott Farrar, Assistant Treasurer; Age: 31
3410 South Galena Street, Denver, Colorado 80231
Vice President of the Manager/Mutual Fund Accounting; an officer of other Oppenheimer funds; formerly a Fund Controller for the Manager, prior to which he was an International Mutual Fund Supervisor for Brown Brothers, Harriman Co., a bank, and previously a Senior Fund Accountant for State Street Bank & Trust Company.

Robert G. Zack, Assistant Secretary; Age: 48
Senior Vice President and Associate General Counsel of the Manager; Assistant Secretary of SSI and SFSI; an officer of other Oppenheimer funds.

       - Remuneration of Trustees. All officers of the Trust and Ms. Macaskill, a Trustee, are officers or directors of the Manager and receive no salary or fee from the Fund. The remaining Trustees of the Fund received the total amounts shown below from (i) the Fund during its fiscal year ended October 31, 1996, (ii) for all the Oppenheimer Quest Funds (including the Fund) and Rochester Funds for which they served as Trustee or Director during the fiscal year ended October 31, 1996 and (iii) other investment companies (or series thereof) managed by OpCap Advisors (the "Sub-Adviser") (previously named Quest for Value Advisors), or an affiliate thereof, during the period November 1, 1995 to November 22, 1995, when OpCap Advisors, or an affiliate thereof, served as the investment adviser to such funds (including the Fund).

                                         Pension or
                                         Retirement       Estimated
                        Aggregate        Benefits         Annual
  Total
                        Compensation     Accrued as       Benefits
  Compensation
                        from the         Part of Fund     Upon
  From Fund
Name of Person          Fund             Expenses         Retirement
  Complex(1)

Paul Y. Clinton         $                None             None
  $
Thomas W. Courtney      $                None             None
  $
Lacy B. Herrmann        $                None             None
  $
George Loft             $                None             None
  $

(1)For the purpose of the chart above, "Fund Complex" includes the Fund, the other Oppenheimer Quest Funds, the Rochester Funds and the investment companies managed by the Sub-Adviser (or its affiliate).

       - Major Shareholders. As of November __, 1996, no person owned of record or was known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B or Class C shares except:
_______________________. As of such date, the Manager was the sole record and beneficial holder of Class Y shares.

The Manager and its Affiliates. The Manager is wholly-owned by Oppenheimer Acquisition Corp. ("OAC"), a holding company controlled by Massachusetts Mutual Life Insurance Company. OAC is also owned in part by certain of the Manager's directors and officers, some of whom also serve as officers of the Fund and one of whom (Ms. Macaskill) also serves as an officer and a Trustee of the Fund.

       The Manager and the Trust has a Code of Ethics. In addition to having its own Code of Ethics, The Sub-Adviser is subject to a reporting obligation to the Manager under its Code of Ethics. The Code of Ethics is designed to detect and prevent improper personal trading by certain employees, including the Fund's portfolio manager, who is an employee of the Sub-Adviser, that would compete with or take advantage of the Funds' portfolio transactions. Compliance with the Code of Ethics is carefully monitored and strictly enforced by the Manager.

          - The Investment Advisory Agreement. The Manager acts as investment adviser to the Fund pursuant to the terms of an Investment Advisory Agreement dated as of November 22, 1995. The Sub-Adviser previously served as the Fund's investment adviser from the Fund's inception (January 3, 1989) to November 22, 1995.

       Under the Investment Advisory Agreement, the Manager acts as the investment adviser for the Fund and supervises the investment program of the Fund. The Investment Advisory Agreement provides that the Manager will provide administrative services for the Fund, including completion and maintenance of records, preparation and filing of reports required by the Securities and Exchange Commission, reports to shareholders, and composition of proxy statements and registration statements required by Federal and state securities laws. The Manager will furnish the Fund with office space, facilities and equipment and arrange for its employees to serve as officers of the Trust. The administrative services to be provided by the Manager under the Investment Advisory Agreement will be at its own expense, except that each class of shares of the Fund will pay the Manager an annual fee for calculating the Fund's daily net asset value as follows: Class A - $25,000; Class B - $18,000; and Class C - $12,000.

       Expenses not assumed by the Manager under the Investment Advisory Agreement or paid by the Distributor under the General Distributor's Agreement will be paid by the Fund. Expenses with respect to the Trust's four portfolios, including the Fund, are allocated in proportion to the net assets of the respective portfolio, except where allocations of direct expenses could be made. Certain expenses are further allocated to certain classes of shares of a series as explained in the Prospectus and under "How to Buy Shares," below. The Investment Advisory Agreement lists examples of expenses paid by the Fund, including interest, taxes, brokerage commissions, insurance premiums, fees of non-interested Trustees, legal and audit expenses, transfer agent and custodian expenses, share issuance costs, certain printing and registration costs, and non-recurring expenses, including litigation. For the fiscal period November 24, 1995 (when the Manager became the investment adviser to the Fund) to October 31, 1996 (the "Fiscal Period"), the Fund paid to the Manager $___________ in management fees and paid or accrued accounting service fees to the Manager in the amount of $____.

       The Investment Advisory Agreement contains no expense limitation. However, independently of the Investment Advisory Agreement, the Manager has voluntarily undertaken that the Fund's total expenses in any fiscal year (including the investment advisory fee but exclusive of taxes, interest, brokerage commissions, distribution plan payments and any extraordinary non-recurring expenses, including litigation) shall not exceed the most stringent state regulatory limitation application to the Fund. At present, that limitation is imposed by California and limits expenses (with specified exclusions) to 2.5% of the first $30 million of average annual net assets, 2% of the next $70 million and 1.5% of average annual net assets in excess of $100 million.

       Pursuant to the undertaking, the Manager's fee at the end of any month will be reduced or eliminated such that there will not be any accrued but unpaid liability under this expense limitation. The Manager reserves the right to terminate or amend the undertaking at any time. Any assumption of the Fund's expenses under this undertaking would lower the Fund's overall expense ratio and increase its total return during any period in which expenses are limited.

       The Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, or gross negligence in the performance of its duty, or reckless disregard for its obligations and duties under the advisory agreement, the Manager is not liable for any loss resulting from good faith errors or omissions on its part with respect to any of its duties thereunder. The Investment Advisory Agreement permits the Manager to act as investment adviser for any other person, firm or corporation and to use the name "Oppenheimer" in connection with its other investment companies for which it may act as an investment adviser or general distributor. If the Manager shall no longer act as investment adviser to a Fund, the right of the Fund to use "Oppenheimer" as part of its name may be withdrawn.

       The Investment Advisory Agreement provides that the Manager may enter into sub-advisory agreements with other affiliated or unaffiliated registered investment advisers in order to obtain specialized services for the Funds provided that the Fund is not required to pay any additional fees for such services. The Manager has retained the Sub-Adviser pursuant to a separate Subadvisory Agreement dated as of November 22, 1995 with respect to the Fund.

       - Fees Paid Under the Prior Investment Advisory Agreement.  The
Sub-
Adviser served as investment adviser to the Fund from its inception until November 22, 1995. Under the prior Investment Advisory Agreement, the total advisory fees accrued or paid by the Fund were $1,555,447 for the fiscal year ended October 31, 1994, $3,923,159 for the fiscal year ended October 31, 1995, and $_________ for the fiscal period November 1, 1995 to November 22, 1995 (the "Interim Period").

       For the fiscal years ended October 31, 1994, and 1995 and the Interim
Period, the Fund paid or accrued accounting services fees to the Sub-Adviser in the amounts of $53,245, $48,747, and $__________ respectively.
 In 1993, the Trust retained the services of State Street Bank and Trust Company ("State Street") to calculate the net asset value of each class of shares and to prepare the books and records. For such services, the Fund accrued or paid fees for the fiscal years ended October 31, 1994 and 1995 and the Interim Period in the amounts of $55,000, $55,000, and $_________, respectively.

       - The Subadvisory Agreement. The Subadvisory Agreement provides that the Sub-Adviser shall regularly provide investment advice with respect to the Fund and invest and reinvest cash, securities and the property comprising the assets of the Fund. Under the Subadvisory Agreement, the Sub-Adviser agrees not to change the Portfolio Manager of the Fund without the written approval of the Manager and to provide assistance in the distribution and marketing of the Fund. The Subadvisory Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Investment Company Act) and who have no direct or indirect financial interest in such agreements on June 22, 1995 and by the shareholders of the Fund at a meeting held for that purpose on November 3, 1995.

       Under the Subadvisory Agreement, the Manager will pay the Sub-Adviser an annual fee payable monthly, based on the average daily net assets of the Fund, equal to 40% of the investment advisory fee collected by the Manager from the Fund based on the total net assets of the Fund as of the effective date of the Subadvisory Agreement (the "Base Amount") plus 30% of the investment advisory fee collected by the Manager based on the total net assets of the Fund that exceed the Base Amount.

       The Subadvisory Agreement provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of its duties or obligations, the Sub-Adviser shall not be liable to the Manager for any act or omission in the course of or connected with rendering services under the Subadvisory Agreement or for any losses that may be sustained in the purchase, holding or sale of any security.

       - The Distributor. Under a General Distributor's Agreement with the
Trust dated as of November 22, 1995, the Distributor acts as the Fund's principal underwriter in the continuous public offering of its Class A, Class B, Class C and Class Y shares but is not obligated to sell a specific number of shares. Expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders, are borne by the Distributor. During the Fund's fiscal year ended October 31, 1996, the aggregate amount of sales charges on sales of the Fund's Class A shares was $_______, of which the Distributor and an affiliated broker retained $_____ and, with respect to the Interim Period, OCC Distributors, the Fund's Distributor prior to November 22, 1995, retained $___, and its affiliated broker retained $__. During the fiscal year ended October 31, 1996, the Distributor received contingent deferred sales charges of $_______ upon redemption of Class B shares, and received contingent deferred sales charges of $______ upon redemption of Class C shares; with respect to the Interim Period, OCC Distributors received $______ and $_____, respectively. For additional information about distribution of the Fund's shares and the expenses connected with such activities, please refer to "Distribution and Service Plans" below.

       - The Transfer Agent. OppenheimerFunds Services acts as the Fund's Transfer Agent pursuant to a Transfer Agency and Service Agency Agreement dated November 22, 1995. Pursuant to the Agreement, the Transfer Agent is responsible for maintaining the Fund's shareholder registry and shareholder accounting records and for shareholder servicing and administrative functions. As compensation therefor, the Fund is obligated to pay the Transfer Agent an annual maintenance fee for each Fund shareholder account and reimburse the Transfer Agent for its out of pocket expenses.

       - Shareholder Servicing Agent for Certain Shareholders. Unified Management Corporation (1-800-346-4601) is the shareholder servicing agent of the Fund for former shareholders of the AMA Family of Funds and clients of AMA Investment Advisers, Inc. (which had been the investment adviser of AMA Family of Funds) who acquire shares of any Oppenheimer Quest Fund, and for (i) former shareholders of the Unified Funds and Liquid Green Trusts, (ii) accounts which participated or participate in a retirement plan for which Unified Investment Advisers, Inc. or an affiliate acts as custodian or trustee, (iii) accounts which have a Money Manager brokerage account, and (iv) other accounts for which Unified Management Corporation is the dealer of record.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory and Subadvisory Agreement.

The Investment Advisory Agreement contains provisions relating to the selection of broker-dealers ("brokers") for the Fund's portfolio transactions. The Manager and the Sub-Adviser may use such brokers as may, in their best judgment based on all relevant factors, implement the policy of the Fund to achieve best execution of portfolio transactions. While the Manager need not seek advance competitive bidding or base its selection on posted rates, it is expected to be aware of the current rates of most eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board and the provisions of the Investment Advisory Agreement.

       The Investment Advisory Agreement also provides that, consistent with obtaining the best execution of the Fund's portfolio transactions, the Manager and the Sub-Adviser, in the interest of the Fund, may select brokers other than affiliated brokers, because they provide brokerage and/or research services to the Fund and/or other accounts of the Manager or the Sub-Adviser. The commissions paid to such brokers may be higher than another qualified broker would have charged if a good faith determination is made by the Manager or the Sub-Adviser that the commissions are reasonable in relation to the services provided, viewed either in terms of that transaction or the Manager's or the Sub-Adviser's overall responsibilities to all its accounts. No specific dollar value need be put on the services, some of which may or may not be used by the Manager or the Sub-Adviser for the benefit of the Fund or other of its advisory clients. To show that the determinations were made in good faith, the Manager or any Sub-Adviser must be prepared to show that the amount of such commissions paid over a representative period selected by the Board was reasonable in relation to the benefits to the Fund. The Investment Advisory Agreement recognizes that an affiliated broker-dealer may act as one of the regular brokers for the Fund provided that any commissions paid to such broker are calculated in accordance with procedures adopted by the Trust's Board under applicable rules of the Securities and Exchange Commission ("SEC").

       In addition, the Subadvisory Agreement permits the Sub-Adviser to enter into "soft dollar" arrangements through the agency of third parties to obtain services for the Fund. Pursuant to these arrangements, the Sub-Adviser will undertake to place brokerage business with broker-dealers who pay third parties that provide services. Any such "soft dollar" arrangements will be made in accordance with policies adopted by the Board of the Trust and in compliance with applicable law.

Description of Brokerage Practices. Portfolio decisions are based upon recommendations of the portfolio manager and the judgment of the portfolio managers. The Fund will pay brokerage commissions on transactions in listed options and equity securities. Prices of portfolio securities purchased from underwriters of new issues include a commission or concession paid by the issuer to the underwriter, and prices of debt securities purchased from dealers include a spread between the bid and asked prices.

       Transactions may be directed to dealers during the course of an underwriting in return for their brokerage and research services, which are intangible and on which no dollar value can be placed. There is no formula for such allocation. The research information may or may not be useful to one or more of the Fund and/or other accounts of the Manager or the Sub-Adviser; information received in connection with directed orders of other accounts managed by the Manager or the Sub-Adviser or its affiliates may or may not be useful to one or more of the Funds. Such information may be in written or oral form and includes information on particular companies and industries as well as market, economic or institutional activity areas. It serves to broaden the scope and supplement the research activities of the Manager or the Sub-Adviser, to make available additional views for consideration and comparison, and to enable the Manager or the Sub-Adviser to obtain market information for the valuation of securities held in the Fund's assets.

       Sales of shares of the Fund, subject to applicable rules covering the
Distributor's activities in this area, will also be considered as a factor in the direction of portfolio transactions to dealers, but only in conformity with the price, execution and other considerations and practices discussed above. The Fund will not purchase any securities from or sell any securities to an affiliated broker-dealer including Oppenheimer & Co., Inc. ("Opco"), an affiliate of the Sub-Adviser, acting as principal for its own account.

       The Sub-Adviser currently serves as investment manager to a number of clients, including other investment companies, and may in the future act as investment manager or advisor to others. It is the practice of the Sub-Adviser to cause purchase or sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations among the Fund and other client accounts, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the portfolios of each Fund and other client accounts.

       When orders to purchase or sell the same security on identical terms are placed by more than one of the funds and/or other advisory accounts managed by the Subadvisor or its affiliates, the transactions are generally executed as received, although a fund or advisory account that does not direct trades to a specific broker ("free trades") usually will have its order executed first. Purchases are combined where possible for the purpose of negotiating brokerage commissions, which in some cases might have a detrimental effect on the price or volume of the security in a particular transaction as far as the Fund is concerned. Orders placed by accounts that direct trades to a specific broker will generally be executed after the free trades. All orders placed on behalf of the Fund are considered free trades. However, having an order placed first in the market does not necessarily guarantee the most favorable price.

       The following table presents information as to the allocation of brokerage commissions paid by the Fund for the fiscal years ended October 31, 1994, 1995 and 1996:



                                                                     Total
Amount of Transactions
For the           Total               Brokerage Commissions          Where
Brokerage Commissions
Fiscal Year       Brokerage                Paid to Opco
     Paid to Opco
Ended             Commissions         Dollar
Dollar
October 31,       Paid                Amounts           %
Amounts                    %
1994              $189,680            $ 94,589          49.9%        $
78,351,168               17.6%
1995              $647,240            $266,868          41.2%
$177,075,785               43.0%   1996
$                 $                       %             $
%

          During the Fund's fiscal year ended October 31, 1996 $______ was paid by the Fund to brokers as commissions in return for research services; the aggregate dollar amount of those transactions was $___________.

Performance of the Fund

   Total Return Information. As described in the Prospectus, from time to time the "average annual total return," "cumulative total return" and "total return at net asset value" of an investment in a class of shares of the Fund may be advertised. An explanation of how these total returns are calculated for each class and the components of those calculations is set forth below. No performance information is presented below for Class Y shares because no Class Y shares were publicly offered during the fiscal year ended October 31, 1996.

       The Fund's advertisements of its performance data must, under applicable SEC rules, include the average annual total returns for each advertised class of shares of the Fund for the 1, 5, and 10-year periods (or the life of the class, if less) ending as of the most recently-ended calendar quarter prior to the publication of the advertisement. This enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using such information as a basis for comparison with other investments. An investment in the Fund is not insured; its returns and share prices are not guaranteed and normally will fluctuate on a daily basis. When redeemed, an investor's shares may be worth more or less than their original cost. Returns for any given past period are not a prediction or representation by the Fund of future returns. The returns of Class A, Class B and Class C shares of the Fund are affected by portfolio quality, the type of investments the Fund holds and its operating expenses allocated to the particular class.

       - Average Annual Total Returns. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n") to achieve an Ending Redeemable Value ("ERV") of that investment, according to the following formula:
       (ERV)1/n
       ______       =      Average Annual Total Return
       ( P )

       The "average annual total returns" on an investment in Class A shares of the Fund (using the method described above) for the one and five year periods ended October 31, 1996 and for the period from January 3, 1989 (commencement of operations) to October 31, 1996 were _____%, _____% and _____%, respectively.

       The average annual total returns on Class B shares for the one-year period ended October 31, 1996 and for the period September 2, 1993 (commencement of the public offering of the class) through October 31, 1996 were _____% and _____%, respectively.

       The average annual total returns on Class C shares for the one-year period ended October 31, 1996 and for the period September 2, 1993 (commencement of the public offering of the class) through October 31, 1996 were _______% and _____%, respectively.

       - Cumulative Total Returns. The cumulative "total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

       ERV - P
       _______      =      Total Return
         P

       In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown at net asset value, as described below). Prior to November 24, 1995, the maximum initial sales charge on Class A shares was 5.50%. For Class B shares, the payment of the applicable contingent deferred sales charge (5% for the first year, 4% for the second year, 3% for the third and fourth years, 2% for the fifth year, 1% for the sixth year, and none thereafter) is applied to the investment result for the period shown (unless the total return is shown at net asset value, as described below). For Class C shares, the 1.0% contingent deferred sales charge is applied to the investment result for the one-year period (or less). Class Y shares are not subject to a sales charge. Total returns also assume that all dividends and capital gains distributions during the period are reinvested to buy additional shares at net asset value per share, and that the investment is redeemed at the end of the period.

       The "cumulative total return" on Class A shares for the period from January 3, 1989 (commencement of operations) to October 31, 1996 was ______%. The cumulative total return on Class B shares for the period from September 2, 1993 (commencement of the public offering of the class) through October 31, 1996 was _______%. The cumulative total return on Class C shares for the period from September 2, 1993 (commencement of the public offering of the class) through October 31, 1996 was _____%.

       - Total Returns at Net Asset Value. From time to time the Fund may also quote an "average annual total return at net asset value" or a "cumulative total return at net asset value" for Class A, Class B, Class
C and Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

       The average annual total returns at net asset value on the Fund's Class A shares for the one and five year periods ended October 31, 1996 and for the period from January 3, 1989 (commencement of operations) to October 31, 1996 were _____%, _____% and _____%, respectively. The cumulative total return at net asset value on the Fund's Class A shares for the period January 3, 1989 through October 31, 1996 was ______%.

       The average annual total returns at net asset value on the Fund's Class B shares for the one year period ended October 31, 1996 and for the period from September 2, 1993 (commencement of the public offering of the class) through October 31, 1996 were _____% and _____%, respectively. The cumulative total return at net asset value on the Fund's Class B shares for the period September 2, 1993 through October 31, 1996 was _____%.

       The average annual total returns at net asset value on the Fund's Class C shares for the one-year period ended October 31, 1996 and for the period September 2, 1993 (commencement of the public offering of the class) through October 31, 1996 were _____% and _____%, respectively. The cumulative total return at net asset value on the Fund's Class C shares for the period September 2, 1993 through October 31, 1996 was
_______%.

Other Performance Comparisons. From time to time the Fund may publish the ranking of its Class A, Class B, Class C or Class Y shares by Lipper Analytical Services, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories relating to investment objectives. The performance of the Fund is ranked against (i) all other funds and (ii) all other flexible portfolio funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration.

       From time to time the Fund may publish the ranking of the performance of its Class A, Class B, Class C or Class Y shares by Morningstar, Inc., an independent mutual fund monitoring service that ranks mutual funds, including the Fund, monthly in broad investment categories (equity, taxable bond, municipal bond and hybrid) based on risk-adjusted investment return. Investment return measures a fund's three, five and ten-year average annual total returns (when available) in excess of 90-day U.S. Treasury bill returns after considering sales charges and expenses. Risk measures fund performance below 90-day U.S. Treasury bill monthly returns.

Risk and investment return are combined to produce star rankings reflecting performance relative to the average fund in a fund's category. Five stars is the "highest" ranking (top 10%), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). Morningstar ranks the Fund in relation to other rated growth and income funds. Rankings are subject to change. From time to time, the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals, such as The New York Times, which may include performance quotations from other services, including Lipper.

       The total return on an investment in the Fund's Class A, Class B, Class C or Class Y shares may be compared with performance for the same period of the S&P 500 Index as described in the Prospectus. The performance of the index includes a factor for the reinvestment of income dividends, but does not reflect reinvestment of capital gains, expenses or taxes.

       The performance of the Fund's Class A, Class B, Class C or Class
Y
shares may also be compared in publications to (i) the performance of various market indices or to other investments for which reliable performance data is available, and (ii) to averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

       Total return information, may be useful to investors in reviewing the performance of the Fund's Class A, Class B Class C or Class Y shares. However, when comparing total return of an investment in Class A, Class
B, Class C and Class Y shares of the Fund, a number of factors should be considered before using such information as a basis for comparison with other investments. For example, an investor may also wish to compare the Fund's Class A, Class B Class C or Class Y return to the returns on fixed income investments available from banks and thrift institutions, such as certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return, and Treasury bills are guaranteed as to principal and interest by the U.S. government.

       From time to time, the Fund's Manager may publish rankings or ratings of the Manager (or Transfer Agent) or the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder/investor services by third parties may compare the Oppenheimer funds' services to those of other mutual fund families selected by the rating or ranking services and may be based upon the opinions of the rating or ranking service itself, based on its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

Distribution and Service Plans

       The Trust has adopted separate Amended and Restated Distribution and
Service Plans for Class A, Class B and Class C shares of the Fund under Rule 12b-1 of the Investment Company Act pursuant to which the Fund will make payments to the Distributor in connection with the distribution and/or servicing of the shares of that class, as described in the Prospectus. No such Plan has been adopted for Class Y shares. Each Plan has been approved by a vote of (i) the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined in the Investment Company Act) of the Fund and who have no direct or indirect financial interest in the operation of the Fund's 12b-1 plans or in any related agreement ("Independent Trustees"), cast in person at a meeting on June 22, 1995 called for the purpose, among others, of voting on that Plan, and (ii) the holders of a "majority" (as defined in the Investment Company Act) of the shares of each class at a meeting on November 3, 1995.

       In addition, under the Plans the Manager and the Distributor, in their sole discretion, from time to time may use their own resources (which, in the case of the Manager, may include profits from the advisory fee it receives from the Fund) to make payments to brokers, dealers or other financial institutions (each is referred to as a "Recipient" under the Plans) for distribution and administrative services they perform at no cost to the Fund. The Distributor and the Manager may, in their sole discretion, increase or decrease the amount of payments they make from their own resources to Recipients.

       Unless terminated as described below, each plan continues in effect from year to year but only as long as such continuance is specifically approved at least annually by the Trust's Board of Trustees and its "Independent Trustees" by a vote cast in person at a meeting called for the purpose of voting on such continuance. Any Plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company
Act) of the outstanding shares of that class. No Plan may be amended to increase materially the amount of payments to be made unless such amendment is approved by shareholders of the class affected by the amendment. In addition, because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund is required to obtain the approval of Class B as well as Class A shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. Such approval must be by a "majority" of the Class A and Class B shares (as defined in the Investment Company
Act), voting separately by class. All material amendments must be approved by the Board of Trustees and the Independent Trustees.

       While the Plans are in effect, the Treasurer of the Trust shall provide separate written reports to the Trust's Board of Trustees at least quarterly on the amount of all payments made pursuant to each Plan, the purpose for which the payments were made and the identity of each Recipient that received any such payment. The reports shall also include the distribution costs for that quarter, and such costs for previous fiscal periods that are carried forward, as explained in the Prospectus and below. Those reports, including the allocations on which they are based, will be subject to the review and approval of the Independent Trustees in the exercise of their fiduciary duty. Each Plan further provides that while it is in effect, the selection and nomination of those Trustees of the Trust who are not "interested persons" of the Trust is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in such selection and nomination if the final decision on any such selection or nomination is approved by a majority of the Independent Trustees.

       Under the Plans, no payment will be made to any Recipient in any quarter if the aggregate net asset value of all Fund shares held by the Recipient for itself and its customers did not exceed a minimum amount, if any, that may be determined from time to time by a majority of the Trust's Independent Trustees. Initially, the Board of Trustees has set the fee at the maximum rate and set no requirement for a minimum amount.


       The Plans allow the service fee payments to be paid by the Distributor to Recipients in advance for the first year shares are outstanding, and thereafter on a quarterly basis, as described in the Prospectus. The advance payment is based on the net assets of shares of that class sold. An exchange of shares does not entitle the Recipient to an advance service fee payment. In the event shares are redeemed during the first year such shares are outstanding, the Recipient will be obligated to repay a pro rata portion of such advance payment to the Distributor.

       Although the Plans permit the Distributor to retain both the asset-based sales charge and the service fee, or to pay Recipients the service fee on a quarterly basis, without payment in advance, the Distributor presently intends to pay the service fee to Recipients in the manner described above. A minimum holding period may be established from time to time under the Plans by the Board. Initially, the Board has set no minimum holding period. All payments under the Plans are subject to the limitations imposed by the Rules of Fair Practice of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

       For the Fiscal Period, (i) payments under the Plan for Class A shares totaled $_______, all of which was paid by the Distributor to Recipients including $______ that was paid to an affiliate of the Distributor, (ii) payments made under the Class B Plan totalled $_______, of which $_____ was retained by the Distributor and $____ was paid to a dealer affiliated with the Distributor and (iii) payments made under the Class C plan amounted to $_____, of which $_____ was retained by the Distributor.The Plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's expenses are more or less than the amounts paid by the Fund during that period. The asset-based sales charges paid to the Distributor by the Fund under the Plans are intended to allow the Distributor to recoup the cost of sales commissions paid to authorized brokers and dealers at the time of sale, plus financing costs, as described in the Prospectus. Such payments may also be used to pay for the following expenses in connection with the distribution of shares: (i) financing the advance of the service fee payment to Recipients under the Plans, (ii) compensation and expenses of personnel employed by the Distributor to support distribution of shares, and (iii) costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders).

       - The Prior Plans. From the inception date of the Fund through November 22, 1995, OCC Distributors (formerly known as Quest for Value Distributors) served as Distributor to the Fund. OCC Distributors provided distribution services for the Fund's Class A, Class B and Class C shares pursuant to separate plans adopted for each class under the Investment Company Act (the "Prior Plans"). The total distribution fees accrued or paid by Class A, Class B and Class C shares of the Fund under the Prior Plans for the Interim Period were $_________, $_________ and $____________, respectively.

ABOUT YOUR ACCOUNT

How To Buy Shares

   Alternative Sales Arrangements - Class A, Class B and Class C Shares. The availability of three classes of shares permits an individual investor to choose the method of purchasing shares that is more beneficial to the investor depending on the amount of the purchase, the length of time the investor expects to hold shares and other relevant circumstances. Investors should understand that the purpose and function of the deferred sales charge and asset-based sales charge with respect to Class B and Class C shares are the same as those of the initial sales charge with respect to Class A shares. Any salesperson or other person entitled to receive compensation for selling Fund shares may receive different compensation with respect to one class of shares than another. The Distributor will not accept any order for $500,000 or more of Class B shares or $1 million or more of Class C shares, on behalf of a single investor (not including dealer "street name" or omnibus accounts) because generally it will be more advantageous for that investor to purchase Class A shares of the Fund instead. A fourth class of shares may be purchased only by certain institutional investors at net asset value per share (the "Class Y shares").

       The four classes of shares each represent an interest in the same portfolio investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B and Class C shares and the dividends payable on Class B and Class C shares will be reduced by incremental expenses borne solely by that class, respectively, including the asset-based sales charges to which Class B and Class C shares are subject.

       The conversion of Class B shares to Class A shares after six years is subject to the continuing availability of a private letter ruling from the Internal Revenue Service, or an opinion of counsel or tax adviser, to the effect that the conversion of Class B shares does not constitute a taxable event for the holder under Federal income tax law. If such a revenue ruling or opinion is no longer available, the automatic conversion feature may be suspended, in which event no further conversions of Class
B shares would occur while such suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the holder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

       The methodology for calculating the net asset value, dividends and distributions of the Fund's Class A, Class B, Class C and Class Y shares recognizes two types of expenses. General expenses that do not pertain specifically to any class are allocated pro rata to the shares of each class, based on the percentage of the net assets of such class to the Fund's total net assets, and then equally to each outstanding share within a given class. Such general expenses include (i) management fees, (ii) legal, bookkeeping and audit fees, (iii) printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, (iv) fees to Independent Trustees, (v) custodian expenses, (vi) share issuance costs, (vii) organization and start-up costs, (viii) interest, taxes and brokerage commissions, and (ix) non-recurring expenses, such as litigation costs. Other expenses that are directly attributable to a class are allocated equally to each outstanding share within that class. Such expenses include (a) Distribution and Service Plan fees, (b) incremental transfer and shareholder servicing agent fees and expenses, (c) registration fees and (d) shareholder meeting expenses, to the extent that such expenses pertain to a specific class rather than to the Fund as a whole.

   Determination of Net Asset Values Per Share. The net asset values per share of Class A, Class B, Class C and Class Y shares of the Fund are determined as of the close of business of The New York Stock Exchange (the "Exchange") on each day that the Exchange is open, by dividing the value of the Fund's net assets attributable to that class by the total number of Fund shares of that class outstanding. The Exchange normally closes at 4:00 P.M. New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days. The Fund may invest a substantial portion of its assets in foreign securities primarily listed on foreign exchanges which may trade on Saturdays or customary U.S. business holidays on which the Exchange is closed. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset value per share may be significantly affected on such days when shareholders may not purchase or redeem shares.

       The Trust's Board of Trustees has established procedures for the valuation of the Fund's securities, generally as follows: (i) equity securities traded on a U.S. securities exchange or on the Automated Quotation System ("NASDAQ") of the Nasdaq Stock Market, Inc. for which last sale information is regularly reported are valued at the last reported sale price on their primary exchange or NASDAQ that day (or, in the absence of sales that day, at values based on the last sale prices of the preceding trading day, or closing bid and asked prices that day); (ii) securities traded on a foreign securities generally exchange are valued at the last sale price available to the pricing service approved by the Trust's Board of Trustees or to the Manager as reported by the principal exchange on which the security is traded; or at the mean between "bid" and "asked" prices obtained from the principal exchange or two active market makers in the security on the basis of reasonable inquiry; (iii) long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Trust's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry; (iv) debt instruments that had a maturity of more than 397 days or less when issued, and non-money market type instruments having a maturity of 397 days or less when issued, which have a remaining maturity of 60 days or less are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Trust's Board of Trustees or obtained from active market makers in the security on the basis of reasonable inquiry; (v) money market debt securities that had a maturity of less than 397 days when issued that having a remaining maturity of 60 days or less are valued at cost, adjusted for amortization of premiums and accretion of discounts; and (vi) securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes (see (ii), (iii) and (iv) above), the security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker.


       In the case of U.S. Government Securiites and mortgage-backed securities, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Manager may use pricing services approved by the Board of Trustees to price any of the types of securities described above to price U.S. Government Securities, mortgage-backed securities, foreign government securities and corporate bonds. The Manager will monitor the accuracy of such pricing services, which may include comparing prices used for portfolio evaluation to actual sales prices of selected securities.

       Trading in securities on European and Asian exchanges and over-the-counter markets is normally completed before the close of the Exchange. Events affecting the values of foreign securities traded in such securities markets that occur between the time their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of its net asset value unless the Board of Trustees or the Manager, under procedures established by the Board, determines that the particular event is likely to effect a material change in the value of such security. Foreign currency, including forward contracts, will be valued at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. The values of securities denominated in foreign currency will be converted to U.S. dollars at the closing price in the London foreign exchange market that day as provided by a reliable bank, dealer or pricing service. In the case of U.S. government securities and corporate bonds, where last sale information is not generally available, such pricing procedures may include "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield, maturity and other special factors involved. The Trustees will monitor the accuracy of pricing services by comparing prices used for portfolio evaluation to actual sales prices of selected securities.

       Puts, calls and Futures are valued at the last sales price on the principal exchanges on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Trustees or by the Manager. If were no sales that day, value shall be the last sale price on the preceding trading day if it is within the spread of the closing bid and asked prices on the principal exchange or on NASDAQ on the valuation date, or, if not, value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued at the mean between bid and asked prices obtained by the Manager from two active market makers (which in certain cases may be the bid price if no asked price is available).

   When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset, and an equivalent credit is included in the liability section. Credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium; if the Fund enters into a closing purchase transaction, it will have a gain or loss depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25.00. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased by the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Rights of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in the Prospectus because the Distributor or dealer or broker incurs little or no selling expenses. The term "immediate family" refers to one's spouse, children, grandchildren, parents, grandparents, parents-in-law, sons- and daughters-in-law, aunts, uncles, nieces, nephews, siblings, a sibling's spouse and a spouse's siblings.

       - The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and include the following:

       Oppenheimer Municipal Bond Fund
       Oppenheimer New York Municipal Fund
       Oppenheimer California Municipal Fund
       Oppenheimer Intermediate Municipal Fund
       Oppenheimer Insured Municipal Fund
       Oppenheimer Main Street California Municipal Fund
       Oppenheimer Florida Municipal Fund
       Oppenheimer Pennsylvania Municipal Fund
       Oppenheimer New Jersey Municipal Fund
       Oppenheimer Fund
       Oppenheimer Discovery Fund
       Oppenheimer Target Fund
       Oppenheimer Growth Fund
       Oppenheimer Equity Income Fund
       Oppenheimer Value Stock Fund
       Oppenheimer Asset Allocation Fund
       Oppenheimer Total Return Fund, Inc.
       Oppenheimer Main Street Income & Growth Fund
       Oppenheimer High Yield Fund
       Oppenheimer Champion Income Fund
       Oppenheimer Bond Fund
       Oppenheimer U.S. Government Trust
       Oppenheimer Limited-Term Government Fund
       Oppenheimer Global Fund
       Oppenheimer Global Emerging Growth Fund
       Oppenheimer Global Growth & Income Fund
       Oppenheimer Gold & Special Minerals Fund
       Oppenheimer Strategic Income Fund
       Oppenheimer Strategic Income & Growth Fund
       Oppenheimer International Bond Fund
       Oppenheimer Enterprise Fund
       Oppenheimer Quest Opportunity Value Fund
       Oppenheimer Quest Growth & Income Value Fund
       Oppenheimer Quest Small Cap Value Fund
       Oppenheimer Quest Officers Value Fund
       Oppenheimer Quest Global Value Fund, Inc.
       Oppenheimer Quest Value Fund, Inc.
       Rochester Portfolio Series - Limited-Term New York Municipal Fund* Bond Fund Series - Oppenheimer Bond Fund For Growth
       Rochester Fund Municipals*
       Oppenheimer Disciplined Value Fund
       Oppenheimer Disciplined Allocation Fund
       Oppenheimer LifeSpan Balanced Fund
       Oppenheimer LifeSpan Income Fund
       Oppenheimer LifeSpan Growth Fund
       Oppenheimer International Growth Fund

and the following "Money Market Funds":

       Oppenheimer Money Market Fund, Inc.
       Oppenheimer Cash Reserves
       Centennial Money Market Trust
       Centennial Tax Exempt Trust
       Centennial Government Trust
       Centennial New York Tax Exempt Trust
       Centennial California Tax Exempt Trust
       Centennial America Fund, L.P.
       Daily Cash Accumulation Fund, Inc.

___________________
* Shares of the Fund are not presently exchangeable for shares of this fund.

       There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except Money Market Funds (under certain circumstances described herein, redemption proceeds of Money Market Fund shares may be subject to a contingent deferred sales charge).

       - Letters of Intent. A Letter of Intent ("Letter") is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares (or shares of either class) of the Fund (and other Oppenheimer funds) during the 13-month period from the investor's first purchase pursuant to the Letter (the "Letter of Intent period"), which may, at the investor's request, include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases (excluding any purchases made by reinvestment of dividends or distributions or purchases made at net asset value without sales charge), which together with the investor's holdings of such funds (calculated at their respective public offering prices calculated on the date of the Letter) will equal or exceed the amount specified in the Letter. This enables the investor to count the shares to be purchased under the Letter of Intent to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the public offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

       In submitting a Letter, the investor makes no commitment to purchase shares, but if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases, as set forth in "Terms of Escrow," below (as those terms may be amended from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for such Letter of Intent, and if such terms are amended, as they may be from time to time by the Fund, that those amendments will apply automatically to existing Letters of Intent.

       For purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent, the Transfer Agent will not hold shares in escrow. If the intended purchase amount under the Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of commissions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

       If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the commissions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the applicable prospectus, the sales charges paid will be adjusted to the lower rate, but only if and when the dealer returns to the Distributor the excess of the amount of commissions allowed or paid to the dealer over the amount of commissions that apply to the actual amount of purchases. The excess commissions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

       In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

       - Terms of Escrow That Apply to Letters of Intent.

       1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

       2. If the total minimum investment purchase amount specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

       3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. Such sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If such difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

       4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

       5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include (a) Class A shares sold with a front-end sales charge or subject to a Class
A contingent deferred sales charge, (b) Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and (c) Class A or Class B shares acquired in exchange for either (i) Class A of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (ii) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

       6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares," and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan from a bank account, a check (minimum $25) for the initial purchase must accompany the application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in "Shareholder Account Rules and Policies" in the Prospectus. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use those accounts for monthly automatic purchases of shares of up to four other Oppenheimer funds.

       There is a front-end sales charge on the purchase of certain Oppenheimer funds, or a contingent deferred sales charge may apply to shares purchased by Asset Builder payments. An application should be obtained from the Distributor, completed and returned, and a prospectus of the selected fund(s) should be obtained from the Distributor or your financial advisor before initiating Asset Builder payments. The amount of the Asset Builder investment may be changed or the automatic investments may be terminated at any time by writing to the Transfer Agent. A reasonable period (approximately 15 days) is required after the Transfer Agent's receipt of such instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering such plans at any time without prior notice.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

   Retirement Plans. In describing certain types of employee benefit plans that may purchase Class A shares without being subject to the Class A contingent differed sales charge, the term "employee benefit plan" means any plan or arrangement, whether or not "qualified" under the Internal Revenue Code, including, medical savings accounts, payroll deduction plans or similar plans in which Class A shares are purchased by a fiduciary or other person for the account of participants who are employees of a single employer or of affiliated employers, if the Fund account is registered in the name of the fiduciary or other person for the benefit of participants in the plan.

       The term "group retirement plan" means any qualified or non-qualified retirement plan (including 457 plans, SEPs, SARSEPs, 403(b) plans, and SIMPLE plans) for employees of a corporation or a sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in the plan purchase Class A shares of the Fund through a single investment dealer, broker or other financial institution designated by the group.

How to Sell Shares

       Information on how to sell shares of the Fund is stated in the Prospectus. The information below supplements the terms and conditions for redemptions set forth in the Prospectus.

       - Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any Fund account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board of Directors will not cause the involuntary redemption of shares in an account if the aggregate net asset value of the shares has fallen below the stated minimum solely as a result of market fluctuations. Should the Board elect to exercise this right, it may also fix, in accordance with the Investment Company Act, the requirements for any notice to be given to the shareholders in question (not less than 30 days), or the Board may set requirements for granting permission to the Shareholder to increase the investment, and set other terms and conditions so that the shares would not be involuntarily redeemed.

   Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of (i) Class A shares that you purchase subject to an initial sales change or Class A contingent deferred sales charge, or (ii) Class B shares on which you paid a contingent deferred sales charge when you redeemed them. This privilege does not apply to Class C shares. The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below, at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Distributor for that privilege at the time of reinvestment. Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

Transfers of Shares. Shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity (whether the transfer occurs by absolute assignment, gift or bequest, not involving, directly or indirectly, a public sale). The transferred shares will remain subject to the contingent deferred sales charge, calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder. If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B or Class C contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans, or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of the Statement of Additional Information. The request must: (i) state the reason for the distribution; (ii) state the owner's awareness of tax penalties if the distribution is premature; and (iii) conform to the requirements of the plan and the Fund's other redemption requirements. Participants, other than self-employed persons maintaining a plan account in their own name, in OppenheimerFunds-sponsored prototype pension or profit-sharing or 401(k) plans may not directly redeem or exchange shares held for their account under those plans. The employer or plan administrator must sign the request. Distributions from pension plans or 401(k) profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, the Trustee and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. The shareholder should contact the broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives the order placed by the dealer or broker, except that if the Distributor receives a repurchase order from the dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value, if the order was received by the dealer or broker from its customer prior to the time the Exchange closes (normally, that is 4:00 P.M., but may be earlier on some days) and the order was transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.). Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form, with the signature(s) of the registered owners guaranteed on the redemption document as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (minimum $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record and sent to the address of record for the account (and if the address has not been changed within the prior 30 days). Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis. Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the OppenheimerFunds New Account Application or signature-guaranteed instructions. The Fund cannot guarantee receipt of a payment on the date requested and reserves the right to amend, suspend or discontinue offering such plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B and Class C shareholders should not establish withdrawal plans because of the imposition of the contingent deferred sales charges on such withdrawals (except where the Class B and Class C contingent deferred sales charges are waived as described in the Prospectus under "Waivers of Class B and Class C Sales Charges").

       By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions applicable to such plans, as stated below and in the provisions of the OppenheimerFunds Application relating to such Plans, as well as the Prospectus. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, such amendments will automatically apply to existing Plans.

       - Automatic Exchange Plans.  Shareholders can authorize the
Transfer
Agent (on the OppenheimerFunds Application or signature-guaranteed instructions) to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

       - Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first and shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under withdrawal plans should not be considered as a yield or income on your investment. It may not be desirable to purchase additional Class A shares while making automatic withdrawals because of the sales charges that apply to purchases when made. Accordingly, a shareholder normally may not maintain an Automatic Withdrawal Plan while simultaneously making regular purchases of Class A shares.

       The Transfer Agent will administer the investor's Automatic Withdrawal Plan (the "Plan") as agent for the investor (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. The Transfer Agent and the Fund shall incur no liability to the Planholder for any action taken or omitted by the Transfer Agent in good faith to administer the Plan. Certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

       For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

       Redemptions of shares needed to make withdrawal payments will be made at the net asset value per share determined on the redemption date.
Checks or ACH transfer payments of the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment (receipt of payment on the date selected cannot be guaranteed), according to the choice specified in writing by the Planholder.

       The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time in mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice (in proper form in accordance with the requirements of the then-current Prospectus of the Fund) to redeem all, or any part of, the shares held under the Plan. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect in accordance with the Fund's usual redemption procedures and will mail a check for the proceeds to the Planholder.

       The Plan may be terminated at any time by the Planholder by writing to the Transfer Agent. A Plan may also be terminated at any time by the Transfer Agent upon receiving directions to that effect from the Fund.
The Transfer Agent will also terminate a Plan upon receipt of evidence satisfactory to it of the death or legal incapacity of the Planholder. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed from the account will be held in uncertificated form in the name of the Planholder, and the account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder or his or her executor or guardian, or other authorized person.

       To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop because of exhaustion of uncertificated shares needed to continue payments. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

       If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How To Exchange Shares

       As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of the Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. All of the Oppenheimer funds offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, Centennial America Fund, L.P., and Daily Cash Accumulation Fund, Inc., which only offer Class A shares, and Oppenheimer Main Street California Tax-Exempt Fund which only offers Class A and Class B shares (Class B and Class C shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds sponsored 401(k) plans). A current list showing which funds offer which classes can be obtained by calling the distributor at 1-800-525-7048.

       For accounts established on or before March 8, 1996 holding Class
M
shares of Oppenheimer Bond Fund for Growth, Class M shares can be exchanged only for Class A shares of other Oppenheimer funds, including Rochester Fund Municipals and Limited Term New York Municipal Fund. Class A shares of Rochester Fund Municipals or Limited Term New York Municipal Fund acquired on the exchange of Class M shares of Oppenheimer Bond Fund for Growth may be exchanged for Class M shares of that fund. For accounts of Oppenheimer Bond Fund for Growth established after March 8, 1996, Class M shares may be exchanged for Class A shares of other Oppenheimer funds except Rochester Fund Municipals and Limited-Term New York Municipals. Exchanges to Class M shares of Oppenheimer Bond Fund for Growth are permitted from Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash Reserves that were acquired by exchange from Class M shares. Otherwise no exchanges of any class of any Oppenheimer fund into Class M shares are permitted.

       Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any Money Market Fund. Shares of any Money Market Fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge (or, if applicable, may be used to purchase shares of Oppenheimer funds subject to a contingent deferred sales charge). However, shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 12 months prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial or contingent deferred sales charge, whichever is applicable. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased, and, if requested, must supply proof of entitlement to this privilege.

       Shares of the Fund acquired by reinvestment of dividends or distributions from any other of the Oppenheimer funds (except Oppenheimer Cash Reserves) or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares (see "Class A Contingent Deferred Sales Charge" in the Prospectus). The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.


       When Class B or Class C shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B and Class C contingent deferred sales charges will be followed in determining the order in which the shares are exchanged. Shareholders should take into account the effect of any exchange on the applicability and rate of any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares. Shareholders owning shares of more than one class must specify whether they intend to exchange Class A, Class B or Class C shares.

       The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege. In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

       When exchanging shares by telephone, a shareholder must either have an existing account in, or obtain and acknowledge receipt of a prospectus of, the fund to which the exchange is to be made. For full or partial exchanges of an account made by telephone, any special account features such as Asset Builder Plans, Automatic Withdrawal Plans and retirement plan contributions will be switched to the new account unless the Transfer Agent is instructed otherwise. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

       Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it (for example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the
Fund).

       The different Oppenheimer funds available for exchange have different investment objectives, policies and risks, and a shareholder should assure that the Fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Tax Status of the Fund's Dividends and Distributions. The Federal tax treatment of the Fund's dividends and capital gains distributions is explained in the Prospectus under the caption "Dividends, Capital Gains and Taxes." Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. In addition, the amount of dividends paid by the Fund which may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from its portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

       Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January
1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year, or else the Fund must pay an excise tax on the amounts not distributed. While it is presently anticipated that the Fund will meet those requirements, the Board of Directors and the Manager might determine in a particular year that it would be in the best interest of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

       If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for Federal income taxes on amounts paid by it as dividends and distribution. The Fund qualified during its last fiscal year, and intends to qualify in current and future years, but reserves the right not to do so. The Internal Revenue Code contains a number of complex tests to determine whether the Fund will qualify, and the Fund might not meet those tests in a particular year.
For example, if the Fund derives 30% or more of its gross income from the sale of securities held less than three months, it may fail to qualify (see "Tax Aspects of Covered Calls and Hedging Instruments," above). If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

       The amount of a class's distributions may vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class, as described in "Alternative Sales Arrangements -- Class A, Class B and Class C Shares," above. Dividends are calculated in the same manner, at the same time and on the same day for shares of each class. However, dividends on Class B and Class C shares are expected to be lower as a result of the asset-based sales charge on Class B and Class C shares, and Class B and Class C dividends will also differ in amount as a consequence of any difference in net asset value between the classes.

       Dividends, distributions and the proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc., as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed in "Reduced Sales Charges," above, at net asset value without sales charge. To elect this option, a shareholder must notify the Transfer Agent in writing and either must have an existing account in the fund selected for reinvestment or must obtain a prospectus for that fund and an application from the Distributor to establish an account. The investment will be made at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. Dividends and/or distributions from certain of the Oppenheimer funds may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

       The Custodian. State Street Bank and Trust Company acts as custodian of the assets of the Trust. The Fund's cash balances in excess of $100,000 are not protected by Federal deposit insurance. Such uninsured balances may be substantial.

       Independent Accountants. Price Waterhouse LLP serve as the Fund's independent auditors. Their services include examining the annual financial statements of the Fund as well as other related services.

Appendix A

DESCRIPTION OF RATINGS

Bond Ratings

- Moody's Investors Service, Inc.

Aaa: Bonds which are rated "Aaa" are judged to be the best quality and to carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as "high-grade" bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than those of "Aaa" securities.

A: Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated "Baa" are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated "B" generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated "Caa" are of poor standing and may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated "Ca" represent obligations which are speculative in a high degree and are often in default or have other marked shortcomings.

C: Bonds which are rated "C" can be regarded as having extremely poor prospects of ever retaining any real investment standing.

- Standard & Poor's Corporation

AAA: "AAA" is the highest rating assigned to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA: Bonds rated "AA" also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from "AAA" issues only in small degree.

A: Bonds rated "A" have a strong capacity to pay principal and interest, although they are somewhat more susceptible to adverse effects of change in circumstances and economic conditions.

BBB: Bonds rated "BBB" are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the "A" category.

- Fitch Investors Service, Inc.

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated "F-1+."

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) Minus (-) Plus and minus signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the "DDD," "DD," or "D" categories.

Short-Term Debt Ratings.

- Moody's Investors Service, Inc. The following rating designations for commercial paper (defined by Moody's as promissory obligations not having original maturity in excess of nine months), are judged by Moody's to be investment grade, and indicate the relative repayment capacity of rated issuers:

Prime-1: Superior capacity for repayment. Capacity will normally be evidenced by the following characteristics: (a) leveling market positions in well-established industries; (b) high rates of return on funds employed; (c) conservative capitalization structures with moderate reliance on debt and ample asset protection; (d) broad margins in earning coverage of fixed financial charges and high internal cash generation; and
(e) well established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2: Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
Moody's ratings for state and municipal short-term obligations are designated "Moody's Investment Grade" ("MIG"). Short-term notes which have demand features may also be designated as "VMIG". These rating categories are as follows:

MIG1/VMIG1: Best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broadbased access to the market for refinancing.

MIG2/VMIG2: High quality. Margins of protection are ample although not so large as in the preceding group.

- Standard & Poor's Corporation ("S&P"): The following ratings by S&P for commercial paper (defined by S&P as debt having an original maturity of no more than 365 days) assess the likelihood of payment:

A-1: Strong capacity for timely payment. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2: Satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1".

S&P's ratings for Municipal Notes due in three years or less are:

SP-1: Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2:  Satisfactory capacity to pay principal and interest.

S&P assigns "dual ratings" to all municipal debt issues that have a demand or double feature as part of their provisions. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. With short-term demand debt, S&P's note rating symbols are used with the commercial paper symbols (for example, "SP-1+/A-1+").

- Fitch Investors Service, Inc. Fitch assigns the following short-term ratings to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes:

F-1+: Exceptionally strong credit quality; the strongest degree of assurance for timely payment.

F-1: Very strong credit quality; assurance of timely payment is only slightly less in degree than issues rated "F-1+".

F-2: Good credit quality; satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F-1+" or "F-1" ratings.

- Duff & Phelps, Inc.   The following ratings are for commercial paper
(defined by Duff & Phelps as obligations with maturities, when issued, of under one year), asset-backed commercial paper, and certificates of deposit (the ratings cover all obligations of the institution with maturities, when issued, of under one year, including bankers' acceptance and letters of credit):
Duff 1+: Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1: Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

Duff 1-: High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2: Good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

- IBCA Limited or its affiliate IBCA Inc.   Short-term ratings, including
commercial paper (with maturities up to 12 months), are as follows:

A1+:  Obligations supported by the highest capacity for timely repayment.


A1:  Obligations supported by a very strong capacity for timely repayment.

A2: Obligations supported by a strong capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic, or financial conditions.

- Thomson BankWatch, Inc. The following short-term ratings apply to commercial paper, certificates of deposit, unsecured notes, and other securities having a maturity of one year or less.

TBW-1: The highest category; indicates the degree of safety regarding timely repayment of principal and interest is very strong.

TBW-2: The second highest rating category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

Appendix B

Corporate Industry Classifications


Aerospace/Defense
Air Transportation
Auto Parts Distribution
Automotive
Bank Holding Companies
Banks
Beverages
Broadcasting
Broker-Dealers
Building Materials
Cable Television
Chemicals
Commercial Finance
Computer Hardware
Computer Software
Conglomerates
Consumer Finance
Containers
Convenience Stores
Department Stores
Diversified Financial
Diversified Media
Drug Stores
Drug Wholesalers
Durable Household Goods
Education
Electric Utilities
Electrical Equipment
Electronics
Energy Services & Producers
Entertainment/Film
Environmental

Food
Gas Transmission*
Gas Utilities*
Gold
Health Care/Drugs
Health Care/Supplies & Services
Homebuilders/Real Estate
Hotel/Gaming
Industrial Services
Insurance
Leasing & Factoring
Leisure
Manufacturing
Metals/Mining
Nondurable Household Goods
Oil - Integrated
Paper
Publishing/Printing
Railroads
Restaurants
Savings & Loans
Shipping
Special Purpose Financial
Specialty Retailing
Steel
Supermarkets
Telecommunications - Technology
Telephone - Utility
Textile/Apparel
Tobacco
Toys
Trucking

_________________
* For purposes of the Fund's investment policy not to concentrate in securities of issuers in the same industry, gas utilities and gas transmission utilities each will be considered a separate industry.

Oppenheimer Quest Opportunity Value Fund
Two World Trade Center
New York, New York 10048-0203
1-800-525-7048

Investment Adviser
OppenheimerFunds, Inc.
Two World Trade Center
New York, New York 10048-0203

Sub-Advisor
OpCap Advisor
One World Financial Center
New York, New York 10281

Distributor
OppenheimerFunds Distributor, Inc.
Two World Trade Center
New York, New York 10048-0203

Transfer Agent
OppenheimerFunds Services
P.O. Box 5270
Denver, Colorado 80217
1-800-525-7048

Custodian of Portfolio Securities
State Street Bank and Trust Company
P.O. Box 8505
Boston, Massachusetts 02266-8505

Independent Auditors
Price Waterhouse LLP
950 Seventeenth Street
Denver, Colorado 80202

Legal Counsel
Gordon Altman Butowsky Weitzen
  Shalov & Wein
114 West 47th Street
New York, New York 10036

OPPENHEIMER QUEST FOR VALUE FUNDS

Part C

Other Information


   ITEM 24.         Financial Statements and Exhibits
           ---------------------------------

       (a)  Financial Statements
          --------------------

              (1)  Financial Highlights

                    (i)    for Oppenheimer Quest Small Cap Value
Fund("Small Cap
                    Fund") - *

                    (ii)   for Oppenheimer Quest Growth & Income Value
Fund
                    ("Growth & Income Fund") - *

                    (iii)for Oppenheimer Quest Opportunity Value Fund ("Opportunity Fund") - To be filed by Amendment.

                    (iv)   for Oppenheimer Quest Officers Value Fund
("Officers
                    Fund") - *

              (2)  Independent Auditors' Report

                    (i)    for Small Cap Fund - *

                    (ii)   for Growth & Income Fund - *

                    (iii)for Opportunity Fund - To be filed by

                  Amendment.

                    (iv) for Officers Fund - *

              (3)    Statement of Investments

                    (i)    for Small Cap Fund - *

                    (ii)   for Growth & Income Fund - *

                    (iii)for Opportunity Fund - To be filed by

                  Amendment.

                    (iv) for Officers Fund - *



              (4)  Statement of Assets and Liabilities

                    (i)    for Small Cap Fund - *

                    (ii)   for Growth & Income Fund - *

                    (iii)for Opportunity Fund - To be filed by

                  Amendment.

                    (iv) for Officers Fund - *



              (5)  Statement of Operations

                    (i)    for Small Cap Fund - *

                    (ii)   for Growth & Income Fund - *

                    (iii)for Opportunity Fund - To be filed by

                   Amendment.

                    (iv) for Officers Fund - *


              (6)  Statement of Changes in Net Assets

                    (i)    for Small Cap Fund - *

                    (ii)   for Growth & Income Fund - *

                    (iii)for Opportunity Fund - To be filed by

Amendment.

                    (iv) for Officers Fund - *


              (7)  Notes to Financial Statements

                    (i)    for Small Cap Fund - *

                    (ii)   for Growth & Income Fund - *

                    (iii)for Opportunity Fund - To be filed by

Amendment.

                    (iv) for Officers Fund - *


            (8)  Independent Auditors' Consent - *

* Filed with Registrant's Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

       (b)    Exhibits:
              --------

              (1) (a)Declaration of Trust, as amended: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (b) Amendment to Declaration of Trust: Filed herewith.

              (2)   By-laws of Registrant: Filed with Post-Effective
Amendment
No. 36, 2/9/96, and incorporated herein by reference.

              (3)   Not Applicable.

              (4)   (a)Small Cap Fund Specimen Class A Share Certificate
-
Filed herewith.

              (b) Small Cap Fund Specimen Class B Share Certificate - Filed herewith.

              (c) Small Cap Fund Specimen Class C Share Certificate - Filed herewith.

              (d)Growth & Income Fund Specimen Class A Share Certificate
-
Filed herewith.

              (e)   Growth & Income Fund Specimen Class B Share
Certificate -
Filed herewith.

              (f) Growth & Income Fund Specimen Class C Share Certificate
-
Filed herewith.

              (g)Opportunity Fund Specimen Class A Share Certificate - Filed herewith.

              (h)Opportunity Fund Specimen Class B Share Certificate - Filed herewith.

              (i) Opportunity Fund Specimen Class C Share Certificate - Filed herewith.

              (j) Opportunity Fund Specimen Class Y Share Certificate - Filed herewith.

              (k)Officers Fund Specimen Class A Share Certificate - Filed herewith.

              (l) Officers Fund Specimen Class B Share Certificate - Filed herewith.

              (m) Officers Fund Specimen Class C Share Certificate - Filed herewith.

              (5)   (a)    Investment Advisory Agreement: Filed with
Post-
Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (b)    (1)    Subadvisory Agreement with respect to
the Small
Cap Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                           (2)    Subadvisory Agreement with respect to
the Growth
& Income Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                           (3)    Subadvisory Agreement with respect to
the
Opportunity Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                           (4)    Subadvisory Agreement with respect to
the
Officers Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

              (6)   (a)    General Distributor's Agreement: Filed with
Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (b)    (1)    Form of Dealer Agreement of
OppenheimerFunds
Distributor, Inc.: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                           (2)    Form of OppenheimerFunds Distributor,
Inc.
Broker Agreement: Filed with Post-Effective Amendment No. 14 of
Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                           (3)    Form of OppenheimerFunds Distributor,
Inc. Agency
Agreement: Filed with Post-Effective Amendment No. 14 of Oppenheimer Main Street Funds, Inc. (Reg. No. 33-17850), 9/30/94, and incorporated herein by reference.

                           (4)    Broker Agreement between
OppenheimerFunds
Distributor, Inc. and Newbridge Securities dated 10/1/86: Filed with Post-Effective Amendment No. 25 of Oppenheimer Special Fund (Reg. No. 2-45272), 11/1/86, refiled with Post-Effective Amendment No. 45 of Oppenheimer Special Fund (Reg. No. 2-45272), 8/22/94, pursuant to Item 102 of
Regulation S-T, and incorporated herein by reference.

              (7)   Not Applicable.

              (8)   Custody Agreement: Previously filed as Exhibit 8 to
Post-
Effective Amendment No. 6, and refiled with Post-Effective Amendment No. 36, 2/9/96, pursuant to Item 102 of Regulation S-T, and incorporated herein by reference.

              (9)   Not Applicable.

              (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and non-assessable: Filed with Post-Effective Amendment No. 33, 6/23/95, and incorporated herein by reference.

              (11)  Not Applicable.

              (12)  Not Applicable.

              (13) Agreement relating to initial capital: Filed with Post-
Effective Amendment No. 33, 6/23/95, and incorporated herein by reference.

              (14)  (i)      Form of Individual Retirement Account Trust
Agreement: Filed as Exhibit 14 of Post-Effective Amendment No. 21 of Oppenheimer U.S. Government Trust (Reg. No. 2-76645), 8/25/93, and incorporated herein by reference.

                    (ii)     Form of prototype Standardized and
Non-Standardized
Profit-Sharing Plan and Money Purchase Pension Plan for self-employed persons and corporations: Filed with Post-Effective Amendment No. 15 to the Registration Statement of Oppenheimer Mortgage Income Fund (Reg. No. 33-6614), 1/20/95, and incorporated herein by reference.



                    (iii)    Form of Tax-Sheltered Retirement Plan and
Custody
Agreement for employees of public schools and tax-exempt organizations:
Filed with Post-Effective Amendment No. 47 to the Registration Statement of Oppenheimer Growth Fund (Reg. No. 2-45272), 10/21/94, and incorporated herein by reference.

                    (iv)     Form of Simplified Employee Pension IRA:
Filed with
Post-Effective Amendment No. 42 to the Registration Statement of
Oppenheimer Equity Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.

                    (v)      Form of SAR-SEP Simplified Employee Pension
IRA:
Filed with Post-Effective Amendment No. 36 to Oppenheimer Equity Income Fund (Reg. No. 2-33043), 10/28/94, and incorporated herein by reference.

                    (vi)     Form of Prototype 401(k) plan: Filed with
Post-
Effective Amendment No. 7 to the Registration Statement of Oppenheimer Strategic Income & Growth Fund (33-47378), 9/28/95, and incorporated herein by reference.

                    (vii)    Prototype Trust Consultants, Inc. 401(k)
Plan:  To
be filed by Amendment.

              (15)  (a)(1)     Amended and Restated Distribution and
Service Plan
and Agreement with respect to Class A shares of the Growth & Income Fund:
Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (2)Amended and Restated Distribution and Service Plan and
Agreement with respect to Class A shares of the Opportunity Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (3)Amended and Restated Distribution and Service Plan and
Agreement with respect to Class A shares of the Small Cap Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (4)Amended and Restated Distribution and Service Plan and
Agreement with respect to Class A shares of the Officers Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (b)(1) Amended and Restated Distribution and Service Plan and Agreement with respect to Class B shares of the Growth & Income Fund:
Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (2)Amended and Restated Distribution and Service Plan and
Agreement with respect to Class B shares of the Opportunity Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (3)Amended and Restated Distribution and Service Plan and
Agreement with respect to Class B shares of the Small Cap Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (4)Amended and Restated Distribution and Service Plan and
Agreement with respect to Class B shares of the Officers Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (c)(1) Amended and Restated Distribution and Service Plan and Agreement with respect to Class C shares of the Growth & Income Fund:
Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (2)Amended and Restated Distribution and Service Plan and
Agreement with respect to Class C shares of the Opportunity Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (3)Amended and Restated Distribution and Service Plan and
Agreement with respect to Class C shares of the Small Cap Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (4)Amended and Restated Distribution and Service Plan and
Agreement with respect to Class C shares of the Officers Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

              (16)  (1)      Performance Computation Schedule of Growth
& Income
Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (2)Performance Computation Schedule of Opportunity
Fund:
To be filed by amendment.

                    (3)Performance Computation Schedule of Small Cap Fund:
Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (4)Performance Computation Schedule of Officers  Fund:
Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

              (17)  (1)Financial Data Schedule for Class A shares of
Growth &
Income Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (2)Financial Data Schedule for Class B shares of
Growth &
Income Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (3) Financial Data Schedule for Class C shares of Growth
& Income Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (4) Financial Data Schedule for Class A shares of
Opportunity Fund: To be filed by Amendment.

                    (5) Financial Data Schedule for Class B shares of
Opportunity Fund: To be filed by Amendment.

                    (6) Financial Data Schedule for Class C shares of
Opportunity Fund: To be filed by Amendment.

                    (7) Financial Data Schedule for Class Y shares of
Opportunity Fund:  Not Applicable.

                    (8) Financial Data Schedule for Class A shares of Small
Cap Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (9) Financial Data Schedule for Class B shares of Small
Cap Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (10) Financial Data Schedule for Class C shares of Small
Cap Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

                    (11) Financial Data Schedule for Class A shares of
Officers Fund: Filed with Post-Effective Amendment No. 36, 2/9/96, and incorporated herein by reference.

              (18) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 dated 10/24/95: Filed with Post-Effective Amendment No. 12 to the
Registration Statement of Oppenheimer California Tax-Exempt Fund (33-23566), 11/1/95, and incorporated herein by reference.

              --    Powers of Attorney and Certified Board Resolutions
signed
by Registrant's Trustees: Filed with Post-Effective Amendment No. 35, 11/24/95, and incorporated herein by reference.

Item 25.      Persons Controlled by or Under Common Control
              with Registrant
-------       ---------------------------------------------

       No person is presently controlled by or under common control with Registrant.

Item 26.      Number of Holders of Securities
-------       -------------------------------

                                                       Number of Record
                                                       Holders as of
Title of Class                                         November __, 1996
--------------                                         -----------------

Shares of Beneficial Interest

       Opportunity Value Fund - Class A                       ______
       Opportunity Value Fund - Class B                       ______
       Opportunity Value Fund - Class C                       ______
       Opportunity Value Fund - Class Y                       ______

       Small Cap Value Fund - Class A                          _____
       Small Cap Value Fund - Class B                          _____
       Small Cap Value Fund - Class C                          _____

       Growth & Income Value Fund - Class A                    _____
       Growth & Income Value Fund - Class B                    _____
       Growth & Income Value Fund - Class C                    _____

       Officers Value Fund - Class A                           _____

Item 27.      Indemnification
-------       ---------------

Reference is made to Article Fifth (5.3) of Registrant's Declaration of Trust filed as Exhibit 24(b)(1) to this Registration Statement and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and
   Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 28.      Business and Other Connections of Investment Adviser
--------      ----------------------------------------------------

       (a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other registered investment companies as described in Parts A and B hereof and listed in Item 28(b) below.

       (a1) The directors and executive officers of OpCap Advisors, their positions and their other business affiliations and business experience for the past two years are listed in Item 28(b) below.

       (b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

Name & Current Position                            Other Business and
Connections with
OppenheimerFunds, Inc.                             During the Past Two
Years
---------------------------
---------------------------

Mark J.P. Anson,
Vice President                                     Vice President of
Oppenheimer Real
                                                   Asset Management, Inc.
("ORAMI");
                                                   formerly Vice President
of Equity
                                                   Derivatives at Salomon
Brothers,
                                                   Inc.

Peter M. Antos,
Senior Vice President                              An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds; a
                                                   Chartered Financial
Analyst; Senior
                                                   Vice President of
HarbourView;
                                                   prior to March, 1996
he was the
                                                   senior equity portfolio
manager for
                                                   the Panorama Series
Fund, Inc. (the
                                                   "Company") and other
mutual funds
                                                   and pension funds
managed by G.R.
                                                   Phelps & Co. Inc.
("G.R. Phelps"),
                                                   the Company's former
investment
                                                   adviser, which was a
subsidiary of
                                                   Connecticut Mutual Life
Insurance
                                                   Company; was also
responsible for
                                                   managing the common
stock
                                                   department and common
stock
                                                   investments of
Connecticut Mutual
                                                   Life Insurance Co.

Lawrence Apolito,
Vice President                                     None.

Victor Babin,
Senior Vice President                              None.

Bruce Bartlett,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds;
                                                   formerly a Vice
President and
                                                   Senior Portfolio
Manager at First
                                                   of America Investment
Corp.

Ellen Batt,
Assistant Vice President                           None

Kathleen Beichert,
Assistant Vice President                           Formerly employed by
Smith Barney,
                                                   Inc.

David Bernard,
Vice President                                     Previously a Regional
Sales
                                                   Director for Retirement
Plan
                                                   Services at Charles
Schwab & Co.,
                                                   Inc.
Robert J. Bishop,
Vice President                                     Assistant Treasurer of
the
                                                   Oppenheimer Funds
(listed below);
                                                   previously a Fund
Controller for
                                                   OppenheimerFunds, Inc.
(the
                                                   "Manager").

   George Bowen,
Senior Vice President & Treasurer                  Treasurer of the New
York-based
                                                   Oppenheimer Funds; Vice
President,
                                                   Assistant Secretary and
Treasurer
                                                   of the Denver-based
Oppenheimer
                                                   Funds. Vice President
and Treasurer
                                                   of OppenheimerFunds
Distributor,
                                                   Inc. (the
"Distributor") and
                                                   HarbourView Asset
Management
                                                   Corporation
("HarbourView"), an
                                                   investment adviser
subsidiary of
                                                   the Manager; Senior
Vice President,
                                                   Treasurer, Assistant
Secretary and
                                                   a director of
Centennial Asset
                                                   Management Corporation
                                                   ("Centennial"), an
investment
                                                   adviser subsidiary of
the Manager;
                                                   Vice President,
Treasurer and
                                                   Secretary of
Shareholder Services,
                                                   Inc. ("SSI") and
Shareholder
                                                   Financial Services,
Inc. ("SFSI"),
                                                   transfer agent
subsidiaries of the
                                                   Manager; Director,
Treasurer and
                                                   Chief Executive Officer
of
                                                   MultiSource Services,
Inc.; Vice
                                                   President and Treasurer
of
                                                   Oppenheimer Real Asset
Management,
                                                   Inc.; President,
Treasurer and
                                                   Director of Centennial
Capital
                                                   Corporation; Vice
President and
                                                   Treasurer of Main
Street Advisers.

Scott Brooks,
Assistant Vice President                           None.

Susan Burton,
Assistant Vice President                           Previously a Director
of
                                                   Educational Services
for H.D. Vest
                                                   Investment Securities,
Inc.

Michael A. Carbuto,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds; Vice
                                                   President of
Centennial.

Ruxandra Chivu,
Assistant Vice President                           None.

O. Leonard Darling,
Executive Vice President                           Formerly Co-Director
of Fixed
                                                   Income for State Street
Research &
                                                   Management Co.

Robert A. Densen,
Senior Vice President                              None.

Robert Doll, Jr.,
Executive Vice President and
Director                                           An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.

John Doney,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.


Andrew J. Donohue,
Executive Vice President,
General Counsel and Director                       Secretary of the New
York-
                                                   based  Oppenheimer
Funds; Vice
                                                   President and Secretary
of the
                                                   Denver-based
Oppenheimer Funds;
                                                   Secretary of the
Oppenheimer Quest
                                                   and Oppenheimer
Rochester Funds;
                                                   Executive Vice
President, Director
                                                   and General Counsel of
the
                                                   Distributor; President
and a
                                                   Director of Centennial;
Chief Legal
                                                   Officer and a Director
of
                                                   MultiSource Services,
Inc.;
                                                   President and a
Director of
                                                   Oppenheimer Real Asset
Management,
                                                   Inc.; Executive Vice
President,
                                                   General Counsel and
Director of
                                                   SFSI and SSI; formerly
Senior Vice
                                                   President and Associate
General
                                                   Counsel of the Manager
and the
                                                   Distributor.

George Evans,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.

Scott Farrar,
Vice President                                     Assistant Treasurer of
the New
                                                   York-based and
Denver-based
                                                   Oppenheimer funds.

Katherine P. Feld,
Vice President and Secretary                       Vice President and
Secretary of
                                                   OppenheimerFunds
Distributor, Inc.;
                                                   Secretary of
HarbourView Asset
                                                   Management Corporation,
MultiSource
                                                   Services, Inc. and
Centennial Asset
                                                   Management Corporation;
Secretary,
                                                   Vice President and
Director of
                                                   Centennial Capital
Corporation;
                                                   Vice President and
Secretary of
                                                   ORAMI.

Ronald H. Fielding,
Senior Vice President; Chairman:
Rochester Division                                 An officer, Director
and/or
                                                   portfolio manager of
certain
                                                   Oppenheimer funds.
Formerly
                                                   Chairman of the Board
and Director
                                                   of Rochester Fund
Distributors,
                                                   Inc. ("RFD"), President
and
                                                   Director of Fielding
Management
                                                   Company, Inc. ("FMC"),
President
                                                   and Director of
Rochester Capital
                                                   Advisors, Inc.
("RCAI"), Managing
                                                   Partner of Rochester
Capital
                                                   Advisors, L.P.,
President and
                                                   Director of Rochester
Fund
                                                   Services, Inc. ("RFS"),
President
                                                   and Director of
Rochester Tax
                                                   Managed Fund, Inc.
John Fortuna,


Vice President                                     None.

Jon S. Fossel,
Chairman of the Board                              Director of OAC, the
Manager's
                                                   parent holding company;
President,
                                                   CEO and a director of
HarbourView;
                                                   a director of SSI and
SFSI;
                                                   President, Director,
Trustee, and
                                                   Managing General
Partner of the
                                                   Denver-based
Oppenheimer Funds;
                                                   President and Chairman
of the Board
                                                   of Main Street
Advisers, Inc.;
                                                   formerly Chief
Executive Officer of
                                                   the Manager.


Patricia Foster,
Vice President                                     An officer of certain
Oppenheimer
                                                   funds; Secretary and
General
                                                   Counsel of Rochester
Capital
                                                   Advisors, L.P. and
Secretary of
                                                   Rochester Tax Managed
Fund, Inc.

Robert G. Galli,
Vice Chairman                                      Trustee of the New
York-based
                                                   Oppenheimer Funds; Vice
President
                                                   and Counsel of OAC;
formerly he
                                                   held the following
positions: Vice
                                                   President and a
director of
                                                   HarbourView and
Centennial, a
                                                   director of SFSI and
SSI, an
                                                   officer of other
Oppenheimer Funds.

Linda Gardner,
Assistant Vice President                           None.

Janelle Gellerman,
Assistant Vice President                           None.

Jill Glazerman,                                    None.
Assistant Vice President

Ginger Gonzalez,
Vice President, Director of
Marketing Communications                           Formerly 1st Vice
President /
                                                   Director of Graphic and
Print
                                                   Communications for
Shearson Lehman
                                                   Brothers.

Mildred Gottlieb,
Assistant Vice President                           Formerly served as a
Strategy
                                                   Consultant for the
Private Client
                                                   Division of Merrill
Lynch.

Caryn Halbrecht,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds;
                                                   formerly Vice President
of Fixed
                                                   Income Portfolio
Management at
                                                   Bankers Trust.



Barbara Hennigar,
Executive Vice President and
President and Chief Executive
Officer of OppenheimerFunds
Services, a division of the Manager                President and Director
of SFSI;
                                                   President and Chief
Executive
                                                   Officer of SSI.


Dorothy Hirshman,
Assistant Vice President                           None.

Alan Hoden,
Vice President                                     None.

Merryl Hoffman,
Vice President                                     None.


Scott T. Huebl,
Assistant Vice President                           None.

Richard Hymes,
Assistant Vice President                           None.

Jane Ingalls,
Assistant Vice President                           Formerly a Senior
Associate with
                                                   Robinson, Lake/Sawyer
Miller.
Ronald Jamison,
Vice President                                     Formerly Vice President
and
                                                   Associate General
Counsel at
                                                   Prudential Securities,
Inc.

Frank Jennings,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.
                                                   Formerly a Managing
Director of
                                                   Global Equities at
Paine Webber's
                                                   Mitchell Hutchins
division.

Heidi Kagan,
Assistant Vice President                           None.

Thomas W. Keffer,
Vice President                                     Formerly Senior
Managing Director
                                                   of Van Eck Global.

Avram Kornberg,
Vice President                                     Formerly a Vice
President with
                                                   Bankers Trust.

Paul LaRocco,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.
                                                   Formerly a Securities
Analyst for
                                                   Columbus Circle
Investors.







Michael Levine,
Assistant Vice President                           None.

Stephen F. Libera,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds; a
                                                   Chartered Financial
Analyst; a Vice
                                                   President of
HarbourView; prior to
                                                   March, 1996 he was the
senior bond
                                                   portfolio manager for
Panorama
                                                   Series Fund, Inc.,
other mutual
                                                   funds and pension
accounts managed
                                                   by G.R. Phelps; was
also
                                                   responsible for
managing the public
                                                   fixed-income securities
department
                                                   at Connecticut Mutual
Life
                                                   Insurance Co.


Mitchell J. Lindauer,
Vice President                                     None.

Loretta McCarthy,
Executive Vice President                           None.

Bridget Macaskill,
President, Chief Executive Officer
and Director                                       President, Director and
Trustee of
                                                   the New York-based and
the Denver-
                                                   based Oppenheimer
funds; President
                                                   and a Director of OAC,
HarbourView
                                                   and Oppenheimer
Partnership
                                                   Holdings, Inc.;
Director of ORAMI;
                                                   Chairman and Director
of SSI; a
                                                   Director of Oppenheimer
Real Asset
                                                   Management, Inc.

Timothy Martin,
Assistant Vice President                           Formerly Vice
President, Mortgage
                                                   Trading, at S.N. Phelps
& Co.,
                                                   Salomon Brothers, and
Kidder
                                                   Peabody.

Sally Marzouk,
Vice President                                     None.

Lisa Migan,
Assistant Vice President,                          None.

Robert J. Milnamow,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.
                                                   Formerly a Portfolio
Manager with
                                                   Phoenix Securities
Group.

Denis R. Molleur,
Vice President                                     None.

Kenneth Nadler,
Vice President                                     None.



David Negri,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.

Barbara Niederbrach,
Assistant Vice President                           None.

Robert A. Nowaczyk,
Vice President                                     None.

Robert E. Patterson,
Senior Vice President                              An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.

John Pirie,
Assistant Vice President                           Formerly a Vice
President with
                                                   Cohane Rafferty
Securities, Inc.

Tilghman G. Pitts III,
Executive Vice President                           Chairman and Director
of the
                                                   Distributor.

Jane Putnam,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.
                                                   Formerly Senior
Investment Officer
                                                   and Portfolio Manager
with Chemical
                                                   Bank.

Russell Read,
Vice President                                     Consultant for
Prudential Insurance
                                                   on behalf of the
General Motors
                                                   Pension Plan.

Thomas Reedy,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.
                                                   Formerly a Securities
Analyst for
                                                   the Manager.

David Robertson,
Vice President                                     None.

Adam Rochlin,
Vice President                                     Formerly a Product
Manager for
                                                   Metropolitan Life
Insurance
                                                   Company.

Michael S. Rosen
Vice President; President:
Rochester Division                                 An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.
                                                   Formerly Vice President
of RFS,
                                                   President and Director
of RFD, Vice
                                                   President and Director
of FMC, Vice
                                                   President and director
of RCAI,
                                                   General Partner of RCA,
an officer
                                                   and/or portfolio
manager of certain
                                                   Oppenheimer funds.

David Rosenberg,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.


Richard H. Rubinstein,
Senior Vice President                              An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds;
                                                   formerly Vice President
and
                                                   Portfolio
Manager/Security Analyst
                                                   for Oppenheimer Capital
Corp., an
                                                   investment adviser.

Lawrence Rudnick,
Assistant Vice President                           Formerly Vice President
of Dollar
                                                   Dry Dock Bank.

James Ruff,
Executive Vice President                           None.

Ellen Schoenfeld,
Assistant Vice President                           None.

Stephanie Seminara,
Vice President                                     Formerly Vice President
of Citicorp
                                                   Investment Services.

Diane Sobin,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds;
                                                   formerly a Vice
President and
                                                   Senior Portfolio
Manager for Dean
                                                   Witter InterCapital,
Inc.

Richard A. Soper,                                  None.
Assistant Vice President

Nancy Sperte,
Executive Vice President                           None.

Donald W. Spiro,
Chairman Emeritus                                  Vice Chairman and
Trustee of the
                                                   New York-based
Oppenheimer Funds;
                                                   formerly Chairman of
the Manager
                                                   and the Distributor.

Arthur Steinmetz,
Senior Vice President                              An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.

Ralph Stellmacher,
Senior Vice President                              An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.

John Stoma,
Senior Vice President,
Director Retirement Plans                          Formerly Vice President
of U.S.
                                                   Group Pension Strategy
and
                                                   Marketing for Manulife
Financial.



Michael C. Strathearn,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds; a
                                                   Chartered Financial
Analyst; a Vice
                                                   President of
HarbourView; prior to
                                                   March, 1996 he was an
equity
                                                   portfolio manager for
Panorama
                                                   Series Fund, Inc. and
other mutual
                                                   funds and pension
accounts managed
                                                   by G.R. Phelps.

James C. Swain,
Vice Chairman of the Board                         Chairman, CEO and
Trustee, Director
                                                   or Managing Partner of
the Denver-
                                                   based Oppenheimer
Funds; President
                                                   and a Director
                                                   of Centennial; formerly
President
                                                   and Director of OAMC,
and Chairman
                                                   of the Board of SSI.

James Tobin,
Vice President                                     None.

Jay Tracey,
Vice President                                     Vice President of the
Manager; Vice
                                                   President and Portfolio
Manager of
                                                   Oppenheimer Discovery
Fund,
                                                   Oppenheimer Global
Emerging Growth
                                                   Fund and Oppenheimer
Enterprise
                                                   Fund.  Formerly
Managing Director
                                                   of Buckingham Capital
Management.

Gary Tyc,
Vice President, Assistant
Secretary and Assistant Treasurer                  Assistant Treasurer of
the
                                                   Distributor and SFSI.

Ashwin Vasan,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.

Valerie Victorson,
Vice President                                     None.

Dorothy Warmack,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds.

Jerry A. Webman,
Senior Vice President                              Director of New
York-based          tax-
                                                   exempt fixed income
Oppenheimer
                                                   Funds; Formerly
Managing Director
                                                   and Chief     Fixed
Income Strategist
                                                   at  Prudential Mutual
Funds.

Christine Wells,
Vice President                                     None.








Kenneth B. White,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds; a
                                                   Chartered Financial
Analyst; Vice
                                                   President of
HarbourView; prior to
                                                   March, 1996 he was an
equity
                                                   portfolio manager for
Panorama
                                                   Series Fund, Inc. and
other mutual
                                                   funds and pension funds
managed by
                                                   G.R. Phelps.

William L. Wilby,
Senior Vice President                              An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds; Vice
                                                   President of
HarbourView.

Carol Wolf,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds; Vice
                                                   President of
Centennial; Vice
                                                   President, Finance and
Accounting
                                                   and member of the Board
of
                                                   Directors of the Junior
League of
                                                   Denver, Inc.

Robert G. Zack,
Senior Vice President and
Assistant Secretary                                Associate General
Counsel of the
                                                   Manager; Assistant
Secretary of the
                                                   Oppenheimer Funds;
Assistant
                                                   Secretary of SSI, SFSI;
an officer
                                                   of other Oppenheimer
Funds.

Arthur J. Zimmer,
Vice President                                     An officer and/or
portfolio manager
                                                   of certain Oppenheimer
funds; Vice
                                                   President of
Centennial.

The Oppenheimer Funds include the New York-based Oppenheimer Funds, the Oppenheimer Quest Funds, the Denver-based Oppenheimer Funds, and the Rochester-based Oppenheimer Funds, set forth below:

New York-based Oppenheimer Funds
--------------------------------
Oppenheimer Asset Allocation Fund
Oppenheimer California Municipal Fund
Oppenheimer Discovery Fund
Oppenheimer Enterprise Fund
Oppenheimer Global Emerging Growth Fund
Oppenheimer Global Fund
Oppenheimer Global Growth & Income Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer International Growth Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust
Oppenheimer New York Municipal Fund
Oppenheimer Fund
Oppenheimer Series Fund, Inc.
Oppenheimer Target Fund
Oppenheimer Municipal Bond Fund


Oppenheimer U.S. Government Trust
Oppenheimer World Bond Fund

Oppenheimer Quest Funds
------------------------
Oppenheimer Quest Global Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Quest For Value Funds

Denver-based Oppenheimer Funds
------------------------------
Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Daily Cash Accumulation Fund, Inc.
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Equity Income Fund
Oppenheimer High Yield Fund
Oppenheimer Integrity Funds
Oppenheimer International Bond Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Main Street Funds, Inc.
Oppenheimer Strategic Income Fund
Oppenheimer Strategic Income & Growth Fund
Oppenheimer Municipal Fund
Oppenheimer Total Return Fund, Inc.
Oppenheimer Variable Account Funds
Panorama Series Fund, Inc.
The New York Tax-Exempt Income Fund, Inc.

Rochester-based Oppenheimer Funds
---------------------------------
Bond Fund Series - Oppenheimer Bond Fund For
  Growth
Rochester Fund Municipals
Rochester Portfolio Series - Limited Term
  New York Municipal Fund



     The address of OppenheimerFunds, Inc., the New York-based
Oppenheimer Funds, the Oppenheimer Quest Funds, OppenheimerFunds
Distributor, Inc., HarbourView Asset Management Corp., Oppenheimer Partnership Holdings, Inc., and Oppenheimer Acquisition Corp. is Two World Trade Center, New York, New York 10048-0203.

        The address of the Denver-based Oppenheimer Funds, Shareholder Financial Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services, Centennial Asset Management Corporation, Centennial Capital Corp., Oppenheimer Real Asset Management, Inc., MultiSource Services, Inc. and Oppenheimer Real Asset Management, Inc. is 3410 South Galena Street, Denver, Colorado 80231.

        The address of the Rochester-based funds is 350 Linden Oaks, Rochester, New York 14625-2807.


Name & Current Position with                       Other Business and
Connections
OpCap Advisors                                     During the Past Two
Years
------------------------
---------------------------
Robert J. Bluestone,
Director of Fixed Income
Management                                         Managing Director of
Oppenheimer Capital; Director of
                                                   Oppenheimer Capital
Trust Company.

Eugene D. Brody,
Director of Options and
Futures Management                                 Managing Director of
Oppenheimer Capital.

Thomas E. Duggan,
General Counsel & Secretary                        Managing Director &
General Counsel of Oppenheimer
                                                   Capital; Assistant
Secretary of Oppenheimer Financial Corp.




Linda S. Ferrante,
Portfolio Manager                                  Senior Vice President
of Oppen-heimer Capital.


Bernard H. Garil,
President                                          Senior Vice President
of Oppen-heimer Capital and
                                                   Oppenheimer & Co., Inc;
Director of Oppenheimer Capital
                                                   Trust Company.


John Giusio,
Portfolio Manager                                  Vice President of
Oppenheimer Capital.

Richard J. Glasebrook, II,
Portfolio Manager                                  Managing Director of
Oppenheimer Capital.

Colin Glinsman,
Portfolio Manager                                  Senior Vice President
of Oppen-heimer Capital.

Louis Goldstein,
Assistant Portfolio Manager                        Senior Vice President
of Oppen-heimer Capital.

Matthew Greenwald,
Portfolio Manager                                  Vice President of
Oppenheimer Capital.

Vikki Y. Hanges,
Portfolio Manager                                  Vice President of
Oppenheimer Capital.

Jenny Beth Jones,
Portfolio Manager                                  Senior Vice President
of Oppen-heimer Capital.









Joseph M. LaMotta,
Chairman                                           President of
Oppenheimer Capital; Director & Executive Vice
                                                   President of
Oppenheimer Financial Corp. and Oppenheimer
                                                   Group, Inc.; General
Partner of Oppenheimer & Co., L.P.;
                                                   Director of Oppenheimer
Capital Trust Company; Director and
                                                   President of
Oppenheimer Capital Limited.

George A. Long,
Director of Research                               Managing Director of
Oppenheimer Capital.

Elisa A. Mazen,
Portfolio Manager                                  Vice President of
Oppenheimer Capital International Division.

Timothy McCormack,
Portfolio Manager                                  Vice President of
Oppenheimer Capital; formerly Assistant
                                                   Vice President of
Oppenheimer Capital.

Susan Murphy,
President, Quest Cash
Mgmt. Services                                     President of Quest Cash
Management Services and
                                                   Oppenheimer Capital
Trust Company; Senior Vice President of
                                                   Oppenheimer Capital.

Eileen Rominger,
Portfolio Manager                                  Managing Director of
Oppenheimer Capital.

Sheldon M. Siegel,
Treasurer and Chief Financial
Officer                                            Managing
Director/Treasurer/Chief Financial Officer of
                                                   Oppenheimer Capital;
Director of Oppenheimer Capital Trust
                                                   Company; Treasurer and
Chief Financial Officer of
                                                   Oppenheimer Capital
Limited.

Bruce E. Ventimiglia,
Chief Operating Officer                            General Partner of
Saratoga Capital Management; Senior Vice
                                                   President/Agent of OCC
Distributors.

Jeffrey Whittington,
Portfolio Manager                                  Senior Vice President
of Oppenheimer Capital.


       The address of OpCap Advisors is 200 Liberty Street, New York, New York 10281.

       For information as to the business, profession, vocation or employment of a substantial nature of the officers and trustees of Oppenheimer Capital, Oppenheimer Capital Trust Company, Oppenheimer Capital Financial Corp., Oppenheimer Group, Inc., Oppenheimer & Co., L.P. and Oppenheimer Capital Limited, reference is made to Form ADV filed by OpCap Advisors, under the Investment Advisers Act of 1940, which are incorporated herein by reference.



Item 29.      Principal Underwriter
--------      ---------------------

       (a) OppenheimerFunds Distributor, Inc. is the Distributor of Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration Statement and listed in Item 28(b) above.

       (b) The directors and officers of the Registrant's principal underwriter are:


     Positions and
Name & Principal                   Positions & Offices
     Offices with
Business Address                   with Underwriter
     Registrant
----------------                   -------------------
     --------

Susan P. Bader ++                  Assistant Vice President
     None

Christopher Blunt                  Vice President
     None
38954 Plumbrook Drive
Farmington Hills, MI  48331

George Clarence Bowen+             Vice President & Treasurer
     Vice President

     and Treasurer

     of the NY-based

     Oppenheimer

     funds / Vice

     President,

     Secretary and

     Treasurer of

     the Denver-

     based Oppen-

     heimer funds


Julie Bowers                       Vice President
     None
21 Dreamwold Road
Scituate, MA 02066

Peter W. Brennan                   Vice President
     None
1940 Cotswold Drive
Orlando, FL 32825

Maryann Bruce*                     Senior Vice President -
     None
                                   Director - Financial
                                   Institution Div.

Robert Coli                        Vice President
     None
12 White Tail Lane
Bedminster, NJ 07921

Ronald T. Collins                  Vice President
     None
710-3 E. Ponce DeLeon Ave.
Decatur, GA  30030

Bill Coughlin                      Vice President
     None
34251/2 Irving Avenue So.
Minneapolis, MN  55408

Mary Crooks+                       Senior Vice President
     None

Paul Delli-Bovi                    Vice President
     None
750 W. Broadway


Apt. 5M
Long Beach, NY  11561

E. Drew Devereaux ++               Assistant Vice President
     None
Andrew John Donohue*               Executive Vice
     Secretary of
                                   President, General
     the New York-
                                   Counsel and Director
     based Oppen-

     heimer funds /

     Vice President

     of the Denver-

     based Oppen-

     heimer funds

Wendy H. Ehrlich                   Vice President
     None
4 Craig Street
Jericho, NY 11753

Kent Elwell                        Vice President
     None
41 Craig Place
Cranford, NJ  07016

John Ewalt                         Vice President
     None
2301 Overview Dr. NE
Tacoma, WA 98422

Katherine P. Feld*                 Vice President & Secretary
     None

Mark Ferro                         Vice President
     None
43 Market Street
Breezy Point, NY 11697


Ronald H. Fielding++               Vice President; Chairman:
                                   Rochester Division
     None

Reed F. Finley                     Vice President -
     None
320 E. Maple, Ste. 254             Financial Institution Div.
Birmingham, MI  48009

Wendy Fishler*                     Vice President -
     None
                                   Financial Institution Div.

Ronald R. Foster                   Senior Vice President
     None
139 Avant Lane
Cincinatti, OH  45249

Patricia Gadecki                   Vice President
     None
3906 Americana Drive
Tampa, FL  3334

Luiggino Galleto                   Vice President
     None
10239 Rougemont Lane
Charlotte, NC 28277

Mark Giles                         Vice President -
     None
5506 Bryn Mawr                     Financial Institution Div.
Dallas, TX 75209

Ralph Grant*                       Vice President/National
     None
                                   Sales Manager - Financial
                                   Institution Div.

Sharon Hamilton                    Vice President
     None
720 N. Juanita Ave. - #1
Redondo Beach, CA 90277

Carla Jiminez                      Vice President
     None
111 Rexford Court
Summerville, SC  29485

Mark D. Johnson                    Vice President
     None
7512 Cromwell Dr. Apt 1
Clayton, MO  63105

Michael Keogh*                     Vice President
     None

Richard Klein                      Vice President
     None
4011 Queen Avenue South
Minneapolis, MN 55410

Ilene Kutno*                       Vice President -
     None
                                   Director - Regional Sales

Wayne A. LeBlang                   Senior Vice President -
     None
23 Fox Trail                       Director Eastern Div.
Lincolnshire, IL 60069

Dawn Lind                          Vice President -
     None
7 Maize Court                      Financial Institution Div.
Melville, NY 11747

James Loehle                       Vice President
     None
30 John Street
Cranford, NJ  07016

John McDonough                     Vice President
     None
P.O. Box 760
50 Riverview Road
New Castle, NH  03854

Laura Mulhall*                     Senior Vice President -
     None
                                   Director of Key Accounts

Timothy G. Mulligan ++             Vice President
     None

Charles Murray                     Vice President
     None
50 Deerwood Drive
Littleton, CO 80127

Wendy Murray                       Vice President
     None
114-B Larchmont Acres West
Larchmont, NY  10538

Joseph Norton                      Vice President
     None
2518 Fillmore Street
Apt. 1
San Francisco, CA  94115

Patrick Palmer                     Vice President
     None
958 Blue Mountain Cr.
West Lake Village, CA 91362

Randall Payne                      Vice President -
     None
1307 Wandering Way Dr.             Financial Institution Div.
Charlotte, NC 28226

Gayle Pereira                      Vice President
     None
2707 Via Arboleda
San Clemente, CA 92672

Charles K. Pettit                  Vice President
     None
22 Fall Meadow Dr.
Pittsford, NY  14534

Bill Presutti                      Vice President
     None
1777 Larimer St. #807
Denver, CO  80202

Tilghman G. Pitts, III*            Chairman & Director
     None

Elaine Puleo*                      Vice President -
     None
                                   Financial Institution Div.,
                                   Director -
                                   Key Accounts

Minnie Ra                          Vice President -
     None
0895 Thirty-First Ave.             Financial Institution Div.
Apt. 4
San Francisco, CA 94121

Michael Raso                       Vice President
     None
30 Hommocks Road
Apt. 30
Larchmont, NY  10538

John C. Reinhardt ++               Vice President
     None

Ian Robertson                      Vice President
     None
4204 Summit Way
Marietta, GA 30066

Michael S. Rosen++                 Vice President, President:
                                   Rochester Division
     None

Kenneth Rosenson                   Vice President
     None
3802 Knickerbocker Place
Apt. 3D
Indianapolis, IN  46240

James Ruff*                        President
     None

Timothy Schoeffler                 Vice President
     None
1717 Fox Hall Road
Wasington, DC  20007

Mark Schon                         Vice President
     None
10483 E. Corrine Dr.
Scottsdale, AZ 85259

Michael Sciortino                  Vice President
     None
3114 Hickory Run
Sugarland, TX  77479

Robert Shore                       Vice President -
     None
26 Baroness Lane                   Financial Institution Div.
Laguna Niguel, CA 92677

Peggy Spilker ++                   Vice President
     None

Michael Stenger                    Vice President
     None
8572 Saint Ives Place
Cincinnati, OH  45255

George Sweeney                     Vice President
     None
1855 O'Hara Lane
Middletown, PA 17057

Scott McGregor Tatum               Vice President
     None
7123 Cornelia Lane
Dallas, TX  75214

David G. Thomas                    Vice President -
     None
111 South Joliet Circle            Financial Institution Div.
#304
Aurora, CO  80112

Philip Trimble                     Vice President
     None
2213 West Homer
Chicago, IL 60647

Gary Paul Tyc+                     Assistant Treasurer
     None

Mark Stephen Vandehey+             Vice President
     None

Gregory K. Wilson                  Vice President
     None
2 Side Hill Road
Westport, CT 06880






*  Two World Trade Center, New York, NY 10048-0203
+  3410 South Galena St., Denver, CO 80231
++ 350 Linden Oaks, Rochester, NY  14625-2807 (the "Rochester
   Division")

       (c)    Not applicable.


Item 30.      Location of Accounts and Records
--------      --------------------------------

       The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of both
OppenheimerFunds, Inc. at its offices at 3410 South Galena Street, Denver, Colorado 80231 and MassMutual at its offices at 1295 State Street, Springfield, Massachusetts 01111.

Item 31.      Management Services
-------       -------------------

       Not Applicable.

Item 32.      Undertakings
-------       ------------

       (a) Registrant hereby undertakes to assist shareholder communication in accordance with the provisions of Section 16 of the Investment Company Act of 1940 and to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of beneficial interest.

       (b)    Not applicable.


       (c) Registrant hereby undertakes to file a post-effective amendment containing financial statements for any series portfolio of Registrant, which need not be certified, within four to six months from the effective date of the registration statement with respect to such portfolio under the Securities Act of 1933.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 14th day of October, 1996.

                                  OPPENHEIMER QUEST FOR VALUE FUNDS


                                  By: /s/ Bridget A. Macaskill
                                  -----------------------------------
                                  Bridget A. Macaskill
                                  Chairman of the Board and President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signatures                            Title
 Date
----------                            -----
 ----

/s/ Bridget A Macaskill               Chairman of the Board,
 October 14, 1996
-----------------------               President (Principal

Bridget A. Macaskill                  Executive Officer) and
                                      Trustee

/s/ George C. Bowen                   Treasurer (Principal
 October 14, 1996
-----------------------               Financial and Accounting
                                      Officer)

/s/ Paul Y. Clinton                   Trustee
 October 14, 1996
-----------------------
Paul Y. Clinton

/s/ Thomas W. Courtney                Trustee
 October 14, 1996
-----------------------
Thomas W. Courtney

/s/ Lacy B. Herrmann                  Trustee
 October 14, 1996
-----------------------
Lacy B. Herrmann

/s/ George Loft                       Trustee
 October 14, 1996
-----------------------
George Loft

OPPENHEIMER QUEST FOR VALUE FUNDS
Registration No. 33-15489


Post-Effective Amendment No. 37

Index to Exhibits

Exhibit
Number                 Description
-------                -----------
25(b)(1)(b)            Amendment to Declaration of Trust

24(b)(4)(i)            Small Cap Fund Specimen Class A Share Certificate

24(b)(4)(ii)           Small Cap Fund Specimen Class B Share
   Certificate

24(b)(4)(iii)          Small Cap Fund Specimen Class C Share
   Certificate

24(b)(4)(iv)           Growth & Income Fund Specimen Class A Share
Certificate

24(b)(4)(v)            Growth & Income Fund Specimen Class B Share
           Certificate

24(b)(4)(vi)           Growth & Income Fund Specimen Class C Share
           Certificate

24(b)(4)(vii)          Opportunity Fund Specimen Class A Share
     Certificate

24(b)(4)(viii)         Opportunity Fund Specimen Class B Share
     Certificate

 24(b)(4)(ix)          Opportunity Fund Specimen Class C Share Certificate

24(b)(4)(x)            Opportunity Fund Specimen Class Y Share Certificate

24(b)(4)(xi)           Officers Fund Specimen Class A Share Certificate

24(b)(4)(xii)          Officers FUnd Specimen Class B Share Certificate

24(B)(4)(xiii)         Officers Fund Specimen Class C Share Certificate